As filed with the Securities and Exchange Commission on April 29, 1998.

                                             Registration No. 33-37498
                                                              811-2954

            ----------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C. 20549

            ----------------------------------------------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                 Pre-Effective Amendment No.
                                             ---            ---


                 Post-Effective Amendment No. 8             x
                                             ---            ---

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                        Amendment No. 6              x
                                      --             ---

            -----------------------------------------------------

                     THE FIDELITY VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                          PFL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                            4333 Edgewood Road N.E.
                           Cedar Rapids, Iowa 52499

                 Depositor's Telephone Number: (319) 297-8121


                            Frank A. Camp, Esquire
                          PFL Life Insurance Company
               4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                   Copy to:

                         Frederick R. Bellamy, Esquire

                      Sutherland, Asbill & Brennan L.L.P.
                         1275 Pennsylvania Avenue N.W.
                          Washington, D.C. 20004-2404

Title of Securities Being Registered:
Fexible Premium Variable Annuity Policies



Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies

                     ------------------------------



It is proposed that this filing will become effective:


        immediately upon filing pursuant to paragraph (b) of Rule 485.
-----


  X     on May 1, 1998 pursuant to paragraph (b) of Rule 485.
-----

        60 days after filing pursuant to paragraph (a)(i) of Rule 485
-----

        on                     pursuant to paragraph (a)(i) of Rule 485
-----      -------------------

        75 days after filing pursuant to paragraph (a)(ii)
-----

        on             pursuant to paragraph (a)(ii) of Rule 485
-----      -----------

If appropriate, check the following box:


         X      This post-effective amendment designates a new effective
        ---
date for a previously filed post-effective amendment.

                             CROSS REFERENCE SHEET
                             Pursuant to Rule 495


                  Showing Location in Part A (Prospectus) and
                 Part B (Statement of Additional Information)
         of Registration Statement of Information Required by Form N-4
         -------------------------------------------------------------

                                 PART A
                                 ------

Item of Form N-4                              Prospectus Caption
----------------                              ------------------

 1.  Cover Page....................    Cover Page

 2.  Definitions...................    Definitions

 3.  Synopsis......................    Summary; Historical Performance
                                       Data

 4.  Condensed Financial Information   Financial Statements

 5.  General
     (a) Depositor.................    PFL Life Insurance Company
     (b) Registrant................    The Variable Account
     (c) Portfolio Company.........    Variable Insurance
                                       Products Fund and
                                       Variable Insurance
                                       Products Fund II
     (d) Fund Prospectus...........    Variable Insurance
                                       Products Fund and
                                       Variable Insurance
                                       Products Fund II
     (e) Voting Rights.............    Voting Rights

 6.  Deductions and Expenses
     (a) General...................    Contract Charges
     (b) Sales Load %..............    N/A
     (c) Special Purchase Plan.....    N/A
     (d) Commissions...............    Distribution of Contracts
     (e) Expenses - Registrant.....    N/A
     (f) Fund Expenses.............    Variable Insurance Products
                                       Fund and Variable Insurance
                                       Products Fund II
     (g) Organizational Expenses...    N/A

 7.  Policies
     (a) Persons with Rights.......    The Policy; Election of Annuity
                                       Option; Determination of Annuity
                                       Payments; Annuity Commencement
                                       Date; Ownership of the Policy
                                       Voting Rights
     (b) (i)   Allocation of Premium
               Payments............    Allocation and Reallocation of Net
                                       Purchase Payments
         (ii)  Transfers...........    Allocation and Reallocation of Net
                                       Purchase Payments
         (iii) Exchanges...........    Exchange Privilege
     (c) Changes...................    Addition, Deletion or
                                       Substitution of Investments;
                                       Election of Annuity Option;
                                       Annuity Commencement Date;
                                       Beneficiary; Ownership of the
                                       Policy

     (d) Inquiries.................    Summary

 8.  Annuity Period................    Election of Annuity Options

 9.  Death Benefit.................    Death Benefit

10. Purchase and Policy Values
    (a)  Purchases.................    Purchase of the Contracts

    (b)  Valuation.................    Value of Accumulation Units

    (c)  Daily Calculation.........    Value of Accumulation Units
    (d)  Underwriter...............    Distribution of Contracts

1   Redemptions
    (a)  By Owners.................    Surrenders
         By Annuitant..............    N/A
    (b)  Texas ORP.................    N/A

    (c)  Check Delay...............    Surrenders
    (d)  Lapse.....................    N/A
    (e)  Free Look.................    Right to Return Contract

12. Taxes..........................    Federal Tax Matters


13. Legal Proceedings..............    Legal Proceedings

14. Table of Contents for the
    Statement of                       Statement of Additional
    Additional Information             Information

                                PART B
                                ------

Item of Form N-4                              Statement of Additional
----------------                                Information Caption
                                                -------------------
15. Cover Page.....................    Cover Page

16  Table of Contents..............    Table of Contents

17. General Information
    and History....................    (Prospectus) PFL Life Insurance
                                       Company

18. Services.......................
    (a)  Fees and Expenses
         of Registrant.............    N/A
    (b)  Management Policies.......    N/A
    (c)  Custodian.................    Custody of Assets
         Independent
         Auditors..................    Independent Auditors
    (d)  Assets of Registrant......    Custody of Assets

    (e)  Affiliated Person.........    N/A
    (f)  Principal Underwriter.....    Distribution of Contracts

19. Purchase of Securities
    Being Offered..................    Distribution of Contracts
    Offering Sales Load............    N/A

20. Underwriters...................    Distribution of the Contracts;
                                       (Prospectus) Distributor of the
                                       Contracts

21. Calculation of Performance
    Data...........................    Calculation of Yields and Total
                                       Returns; Other Performance Data

22. Annuity Payments...............    (Prospectus) Election of Annuity Option;
                                       (Prospectus) Determination of Annuity
                                       Payments

23. Financial Statements...........    Financial Statements

                        PART C -- OTHER INFORMATION
                        ---------------------------

Item of Form N-4                                Part C Caption
----------------                                --------------
24.  Financial Statements
     and Exhibits..................    Financial Statements and Exhibits
     (a)  Financial Statements.....    Financial Statements
     (b)  Exhibits.................    Exhibits

25.  Directors and Officers of         Directors and Officers of the
     the Depositor                     Depositor

26.  Persons Controlled By or Under    Persons Controlled By or Under
     Common Control with the           Common Control with the
     Depositor or Registrant.......    Depositor or Registrant

27.  Number of Policyowners........    Number of Policyowners

28.  Indemnification...............    Indemnification

29.  Principal Underwriters........    Principal Underwriters

30.  Location of Accounts..........
     and Records...................    Location of Accounts and Records

31.  Management Services...........    Management Services

32.  Undertakings..................    Undertakings

     Signature Page................    Signatures

______________________________

PROSPECTUS                                                     MAY 1, 1998

                             FIDELITY INCOME PLUS

                     THE FIDELITY VARIABLE ANNUITY ACCOUNT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                          PFL LIFE INSURANCE COMPANY
                      ADMINISTRATIVE AND SERVICE OFFICE:
              FINANCIAL MARKETS DIVISION - VARIABLE ANNUITY DEPT.
                           4333 EDGEWOOD ROAD, N.E.
                            CEDAR RAPIDS, IA 52499

 The individual variable annuity contracts (the "Contracts") described in this Prospectus are offered under the name "Fidelity Income Plus" by PFL Life In-surance Company (the "Company") to individuals who desire to accumulate capi-tal on a long-term tax-deferred basis for retirement or other long-term pur-poses. The Contracts may only be purchased on a non-tax qualified basis. The Contracts provide for monthly annuity payments on a variable or fixed basis, commencing at a future date selected by the owner of the Contract. The Con-tract may be purchased with a minimum initial Purchase Payment of $5,000.

 After the deduction of applicable charges, payments made to purchase the Con-tracts ("Purchase Payments") become assets of the Fidelity Variable Annuity Account (the "Variable Account"), a segregated investment account of the Com-pany. Net Purchase Payments may be allocated to one or more of thirteen sub-accounts of the Variable Account (the "Subaccounts"). The assets of the Subaccounts are currently invested in shares of the Variable Insurance Prod-ucts Fund ("VIP"), the Variable Insurance Products Fund II ("VIP II"), and the Variable Insurance Products Fund III ("VIP III") (the "Funds"). VIP currently offers five Portfolios: VIP Money Market, VIP High Income, VIP Equity-Income, VIP Growth, and VIP Overseas. VIP II currently offers five Portfolios: VIP II Investment Grade Bond, VIP II Asset Manager, VIP II Asset Manager Growth, VIP II Contrafund and VIP II Index 500. VIP III currently offers three Portfolios:
VIP III Balanced, VIP III Growth Opportunities and VIP III Growth & Income. The value of each Contract prior to the date upon which the first annuity pay-ment is to be made (the "Annuity Commencement Date") and the amount of Vari-able Annuity Payments thereafter will depend upon the investment performance of the assets of the Variable Account.

 Following the date selected by the Contract Owner, Annuity Payments may com-mence under one of the Annuity Options provided in the Contracts. Prior to the Annuity Commencement Date, the Contracts are redeemable, in whole or in part, at their then current value.

 This Prospectus sets forth the information about the Variable Account that a prospective investor should know before investing. Additional information about the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 1998, which information is incorporated by reference, and is available without charge by calling Fidelity Investments at 1-800-544-2442. The table of contents of the Statement of Additional Information appears on page 30 of this Prospectus.

                                     INC-1

                 For further information please call Fidelity Investments. For Sales Information call
                       Nationwide (toll-free):     800-544-2442
                 For Service and Account Information call
                       Nationwide (toll-free):     800-634-4672

  This Prospectus Must Be Accompanied Or Preceded By A Current Prospectus For the Variable Insurance Products Fund, the Variable Insurance Products Fund II,

                 and the Variable Insurance Products Fund III.
THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION, AND THE CONTRACT IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY. THE CONTRACT INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVEST-ED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") OR ANY STATE SECURITIES COMMISSION NOR HAS THE SE-CURITIES AND EXCHANGE COMMISSION OR STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CON-TRARY IS A CRIMINAL OFFENSE.
           THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

                The date of this Prospectus is May 1, 1998
                 This Contract is not available in all States
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNEC-TION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                                  DEFINITIONS
ACCUMULATION UNIT -- An accounting unit of measure used in calculating the Contract Value.
ADMINISTRATIVE AND SERVICE OFFICE -- Financial Markets - Division Variable An-nuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001.
ANNUITANT -- The person entitled to receive Annuity Payments after the Annuity Commencement Date and during whose life any Annuity Payments involving life contingencies will continue.
ANNUITY COMMENCEMENT DATE -- The date, which can only be the first day of a calendar month, upon which Annuity Payments are to commence.
ANNUITY OPTION -- A method of receiving a stream of Annuity Payments.
ANNUITY PURCHASE VALUE -- An amount equal to the Contract Value for the Valua-tion Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes.

ANNUITY UNIT -- An accounting unit of measure used in the calculation of the amount of the second and each additional Variable Annuity Payment. BENEFICIARY -- The person who has the right to the death benefit set forth in the Contract.
CODE -- The Internal Revenue Code of 1986, as amended.

                                     INC-2

COMPANY -- PFL Life Insurance Company.
CONTINGENT CONTRACT OWNER -- A person appointed by the Contract Owner to suc-ceed to ownership of the Contract in the event of the death of the Contract Owner before the Annuity Commencement Date.
CONTRACT -- One of the variable annuity contracts offered by this Prospectus. CONTRACT OWNER -- The person who may exercise all rights and privileges under the Contract. The Contract Owner during the lifetime of the Annuitant and prior to the Annuity Commencement Date is the person designated as the Con-tract Owner in the application or a Contingent Contract Owner; the Contract Owner on and after the Annuity Commencement Date is the Annuitant; and the Contract Owner after the death of the Annuitant is the Beneficiary.
CONTRACT VALUE -- The sum of the value of all Accumulation Units credited to a Contract for any particular Valuation Period.
DATE OF ISSUE -- The date the Contract is issued, as shown on the Contract Schedule Page.
DUE PROOF OF DEATH -- A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or a written statement by the attending physician or any other proof satisfactory to the Company will constitute Due Proof of Death.
ELIGIBLE FUNDS -- Mutual funds, shares of which currently may be purchased for the Variable Account.

FMR -- Fidelity Management & Research Company, the investment advisor to the Funds.
FIDELITY INSURANCE -- Fidelity Insurance Agency, Inc., through which the Con-tracts are distributed.
FIDELITY BROKERAGE -- Fidelity Brokerage Services, Inc., which is the princi-pal underwriter for the contracts, and through which the Contracts are dis-tributed.
FIXED ANNUITY PAYMENTS -- Payments made pursuant to an Annuity Option which do not fluctuate in amount.
FORMERLY ELIGIBLE FUNDS -- Mutual funds, shares of which were purchased for the Variable Account prior to September 25, 1981.
NET INVESTMENT FACTOR -- An index applied to measure the investment perfor-mance of a Subaccount from one Valuation Period to the next.
NET PURCHASE PAYMENT -- A Purchase Payment less any applicable charges, such as the initial administrative charge and any premium taxes.
PURCHASE PAYMENT -- An amount paid to the Company by the Contract Owner or on the Contract Owner's behalf as consideration for the benefits provided by the Contract.
SUBACCOUNT -- A segregated account within the Variable Account which invests in a portfolio of an Eligible Fund.
VALUATION PERIOD -- The period of time from one determination of Accumulation Unit and Annuity Unit values to the next subsequent determination of values. Such determination shall be made as of the close of trading on the New York Stock Exchange on each day that the Exchange is open for trading.
VARIABLE ACCOUNT -- Fidelity Variable Annuity Account, a separate account es-tablished by the Company and registered as a unit investment trust under the Investment Company Act of 1940 to which Net Purchase Payments under the Con-tracts are allocated.
VARIABLE ANNUITY -- An annuity with Variable Annuity Payments which vary as to dollar amount in relation to the investment performance of specified Subaccounts within the Variable Account.
VARIABLE ANNUITY PAYMENTS -- Payments made pursuant to an Annuity Option which fluctuate based on the investment performance of selected Subaccounts.

                                     INC-3

                   QUESTIONS AND ANSWERS ABOUT THE CONTRACT
 Note: The following section contains brief questions and answers about the Contract. Reference should be made to the body of this Prospectus for more de-tailed information. "You" or "your" refers to the Contract Owner, "we," "us" or "our" refers to the Company.

  1. WHAT IS THE PURPOSE OF THE CONTRACT?
 The Contract seeks to allow you to accumulate funds on a tax-deferred basis and to receive Annuity Payments based on the investment experience of the as-sets underlying the Contract. The Contract may only be purchased on a non-tax qualified basis for use with retirement plans and other long-term investment objectives. The Contract Owner can allocate Net Purchase Payments to one or more Subaccounts of the Fidelity Variable Annuity Account (the "Variable Ac-count"), each of which will invest in a corresponding portfolio of the Vari-able Insurance Products Fund, the Variable Insurance Products Fund II and the Variable Insurance Products Fund III ("VIP," "VIP II," "VIP III" or the "Funds"). Because Variable Annuity Payments and Contract Values depend on the investment experience of the selected Subaccounts, the Contract Owner bears the entire investment risk under this Contract.

  2. WHAT IS AN ANNUITY?

 An annuity provides for a stream of Annuity Payments beginning on the Annuity Commencement Date. The Contract Owner may select from a number of Annuity Op-tions, including Annuity Payments for the life of an Annuitant (or an Annui-tant and another person, the "Joint Annuitant") with or without a guaranteed number of Annuity Payments. Annuity Payments which remain the same throughout the payment period are referred to in this Prospectus as "Fixed Annuity Pay-ments." Annuity Payments which vary in accordance with the investment experi-ence of the Subaccount selected by the Contract Owner are referred to in this Prospectus as "Variable Annuity Payments." (See "Annuity Options," p. 22.)

  3. WHAT INVESTMENTS SUPPORT THE CONTRACTS?

 Currently, Purchase Payments made under the Contracts will be invested through the Variable Account exclusively in shares of the Funds, which are mu-tual funds advised by Fidelity Management & Research Company ("FMR"). The Funds currently have thirteen Portfolios that are available under the Con-tracts. VIP currently offers five Portfolios: VIP Money Market, VIP High In-come, VIP Equity-Income, VIP Growth, and VIP Overseas. VIP II currently offers five Portfolios: VIP II Investment Grade Bond, VIP II Asset Manager, VIP II Asset Manager Growth, VIP II Contrafund and VIP II Index 500. VIP III cur-rently offers three Portfolios: VIP III Balanced, VIP III Growth Opportunities and VIP III Growth & Income. Each of the thirteen Subaccounts of the Variable Account invests in the corresponding Portfolio of the Funds. The assets of each Portfolio are held separately from other Portfolios and each has distinct investment objectives and policies (see "The Variable Insurance Products Fund, the Variable Insurance Products Fund II, and the Variable Insurance Products Fund III," p. 13) which are described in the accompanying Prospectuses for the Funds.

  4. HOW ARE PURCHASE PAYMENTS ALLOCATED?

 Net Purchase Payments are allocated in accordance with the Contract Owner's instructions. Any allocation of the initial Net Purchase Payment must be of at least $1,000 to each Subaccount selected. Allocations of additional Net Pur-chase Payments may be made in any manner, so long as any contribution to a Subaccount is at least $500. Allocations of additional Net Purchase Payments may be changed by sending written notice to the Administrative and Service Of-fice or if you have

                                     INC-4
previously authorized it, by telephone. (See "Allocation and Reallocation of Net Purchase Payments," p. 17.)

  5. CAN I TRANSFER VALUES AMONG THE SUBACCOUNTS?

 A Contract Owner may reallocate the Contract Value allocated to a particular Subaccount to one or more other Subaccounts at any time either in writing or, if you have previously authorized it, by telephone. (See "Allocation and Real-location of Net Purchase Payments," p. 17.)

  6. HOW CAN I GET TO MY MONEY IF I NEED IT?

 All or part of the Contract Value under the Contract may be withdrawn before the earlier of the Annuitant's death or the Annuity Commencement Date. The amount of the cash withdrawal payment will be equal to the Contract Value at the end of the Valuation Period during which the election becomes effective, or the lesser amount requested. None of the amount surrendered will be subject to a surrender charge. (See "Surrenders," p. 18.) Withdrawals may be taxable and subject to a 10% penalty tax. (See "Surrenders," p. 18 and "Federal Tax Matters," p. 24.)

  7. WHAT ARE THE CHARGES AND DEDUCTIONS UNDER THE CONTRACT?

 There is no sales charge under the Contract. We deduct a daily charge equal to a percentage of the value of the net assets in the Variable Account for the mortality risks assumed by us. The effective annual rate of this charge is 0.8%. (See "Charges for Mortality Risk," p. 20.) WE GUARANTEE THAT THIS CHARGE WILL NOT BE INCREASED.

 The Company also deducts an annual administrative charge from the Contract Value of each Contract to cover the costs of administering the Contract. The annual administrative charge currently is $35. (See "Administrative Charge," p. 19.) This charge could increase in the future.

 Premium taxes are deducted from Purchase Payments or Contract Values depend-ing upon when they are incurred by the Company. (See "Deductions for Taxes" p. 20.)

 The Contract Values also reflect the charges, fees and expenses of the Fund. (See "The Variable Insurance Products Fund, the Variable Insurance Products Fund II and the Variable Insurance Products Fund III Expenses," p. 20.) See also the Expense Data Summary on page 7.

  8. WHAT ANNUITY INCOME OPTIONS ARE AVAILABLE UNDER THE CONTRACT?

 The Contract Owner, or the person selected by the Contract Owner (the Annui-tant), may receive Annuity Payments on a variable basis or a fixed basis. The Contract Owner has flexibility in choosing the Annuity Commencement Date.

 Four Annuity Options are included in the Contract: (1) life annuity; (2) joint and survivor annuity; (3) life annuity with 120 or 240 monthly payments guaranteed; and (4) cash or unit refund life annuity. All of these are offered as either "Fixed Annuity Options" or "Variable Annuity Options."

 Fixed Annuity Payments will always be for the same specified amount. However, the amount of Variable Annuity Payments will increase or decrease according to the investment experience of the particular Subaccount(s) selected. (See "An-nuity Options," p. 22.)

  9. WHAT HAPPENS IF THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE? In the event that the Annuitant dies prior to the Annuity Commencement Date, the Death Benefit is calculated and is payable, upon receipt of notice of death, Due Proof of Death, and an election as to how the proceeds should be paid, to the Beneficiary selected by the Contract Owner. The named Beneficiary may be changed at any time before the Annuitant's death; the Annuitant named in the Contract, however, may not be changed. The Death Benefit is not reduced by the application of any

                                     INC-5
surrender charge. The Death Benefit may be paid as either a lump sum cash ben-efit or under an Annuity Option (See "Death Benefit," p. 21.)

 10. WHAT HAPPENS IF THE CONTRACT OWNER DIES BEFORE THE ANNUITY COMMENCEMENT
DATE?

 If the Contract Owner is a different person than the Annuitant, in the event that the Contract Owner dies prior to the Annuity Commencement Date, his en-tire interest in the Contract will be distributed to the Contingent Contract Owner if one is appointed, or to the estate of the Contract Owner. The Con-tract Owner may appoint or change the Contingent Contract Owner at any time prior to the Annuity Commencement Date. Regardless of whether the Contract Owner is a different person than the Annuitant, upon the death of the Contract Owner, the value of the Contract must be distributed pursuant to rules pre-scribed by the Internal Revenue Code of 1986, as amended. Special rules apply where the beneficiary of the Contract Owner's estate is the surviving spouse of the deceased Contract Owner. (See "IRS Required Distributions," p. 21.)

 11. CAN THE CONTRACT BE RETURNED AFTER IT IS DELIVERED?
 The Contract contains a provision for a Right to Return the Contract, which permits cancellation by returning the Contract to us, along with a written no-tice of revocation, at our Administrative and Service Office within 10 days of receipt of the Contract. In the event of cancellation, we will return all Pur-chase Payments made under the Contract within ten days after we receive notice of cancellation.

 12. WHO DO I CALL IF I HAVE ANY QUESTIONS ABOUT MY CONTRACT?
 Any question about procedures of your Contract will be answered by our Admin-istrative and Service Office. For service and account information, call toll free, 800-634-4672. For information and assistance regarding sales informa-tion, please call, toll free, 800-544-2442.


                                     INC-6

                       FIDELITY VARIABLE ANNUITY ACCOUNT

 The charges and deductions under the Contracts, including the Portfolios' fees and expenses, are summarized in the following table.

                                FEE TABLE

EXPENSE DATA
CONTRACT OWNER TRANSACTION EXPENSES
 Sales Load On Purchase Payments                0
 Deferred Sales Load                            0
 Surrender Fees                                 0
 Annual Contract Fee             $35 Per Contract
 Transfer Fee                                   0

VARIABLE ACCOUNT
(AS A PERCENTAGE OF CONTRACT VALUE)
 Mortality and Expense Risk Fees             0.80%
 Account Fees and Expenses                      0
 TOTAL VARIABLE ACCOUNT
 ANNUAL EXPENSES                             0.80%

VIP, VIP II, AND VIP III FUNDS ANNUAL EXPENSES --
(as a percentage of average net assets)

                                                                 TOTAL FUND
                                  MANAGEMENT  OTHER   RULE 12B-1   ANNUAL
                                     FEES    EXPENSES    FEES     EXPENSES
                                  ---------- -------- ---------- ----------
VIP Money Market                    0.21%     0.10%      --        0.31%
VIP High Income (1)                 0.59%     0.12%      --        0.71%
VIP Equity-Income (1)               0.50%     0.08%      --        0.58%
VIP Growth (1)                      0.60%     0.09%      --        0.69%
VIP Overseas (1)                    0.75%     0.17%      --        0.92%
VIP II Investment Grade Bond        0.44%     0.14%      --        0.58%
VIP II Asset Manager (1)            0.55%     0.10%      --        0.65%
VIP II Asset Manager Growth (1)     0.60%     0.17%      --        0.77%
VIP II Contrafund (1)               0.60%     0.11%      --        0.71%
VIP II Index 500 (2)                0.24%     0.04%      --        0.28%
VIP III Balanced (1)                0.45%     0.16%      --        0.61%
VIP III Growth Opportunities (1)    0.60%     0.14%      --        0.74%
VIP III Growth & Income             0.49%     0.21%      --        0.70%

-----------

(1) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into ar-rangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been: 0.57% for VIP Equity-Income Portfolio, 0.67% for VIP Growth Portfolio, 0.90% for VIP Overseas Portfolio, 0.64% for VIP II Asset Manager Portfolio, 0.68% for VIP II Contrafund Portfolio, 0.76% for VIP II Asset Manager Growth Portfolio, 0.73% for VIP III Growth Opportunities Portfolio, 0.60% for VIP III Balanced Portfolio, and 0.71% for VIP High Income Portfolio.

(2) FMR agreed to reimburse a portion of VIP II Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been 0.27%, 0.13% and 0.40% respectively.

                                     INC-7

EXAMPLES
 An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
VIP Money Market Subaccount               $12     $36     $63     $139
VIP High Income Subaccount                $16     $49     $84     $184
VIP Equity-Income Subaccount              $14     $45     $77     $170
VIP Growth Subaccount                     $16     $48     $83     $182
VIP Overseas Subaccount                   $18     $55     $95     $207
VIP II Investment Grade Bond Subaccount   $14     $45     $77     $170
VIP II Asset Manager Subaccount           $15     $47     $81     $177
VIP II Asset Manager Growth Subaccount    $16     $51     $87     $190
VIP II Contrafund Subaccount              $16     $49     $84     $184
VIP II Index 500 Subaccount               $11     $35     $61     $136
VIP III Balanced Subaccount               $15     $46     $79     $173
VIP III Growth Opportunities Subaccount   $16     $50     $86     $187
VIP III Growth & Income Subaccount        $16     $48     $84     $183

 The above tables are intended to assist the Owner in understanding the costs and expenses that will be borne, directly or indirectly. These include the ex-penses of the VIP, VIP II and VIP III Funds. See "Contract Charges," p. 19 and the VIP, VIP II, and VIP III prospectuses. In addition to the expenses listed above, premium taxes may be applicable.

 THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EX-PENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The figures and data for the VIP, VIP II, and VIP III Funds Annual Expenses are for 1997 and have been provided by FMR, and while the Company does not dispute these figures, the Company does not guarantee their accuracy. Examples for formerly eligible Subaccounts may be found in Appendix A to this Prospectus.

 In these examples, the $35 Annual Service Charge is reflected as a charge of 0.034% based on an average Policy Value of $104,407.

                                     INC-8

                        CONDENSED FINANCIAL INFORMATION

 The Accumulation Unit Values and the number of Accumulation Units outstanding for each Mutual Fund Subaccount from the date of inception are shown in the following tables.

                           VIP MONEY MARKET SUBACCOUNT
      ----------------------------------------------------------------------
      Accumulation Unit Value Accumulation Unit Value Number of Accumulation
       at Beginning of Year       at End of Year       Units at End of Year
1997         $2.413358               $2.525659            43,319,514.745
1996          2.307819                2.413358            51,936,943.182
1995          2.196945                2.307819            48,392,069.066
1994          2.124046                2.196945            65,884,206.476
1993          2.073920                2.124046            38,531,933.669
1992          2.011998                2.073920            46,920,555.357
1991          1.911406                2.011998            52,846,585.564
1990          1.783014                1.911406            61,584,581.853
1989          1.646165                1.783014            49,315,212.043
1988          1.545254                1.646165            46,119,586.661


                            VIP HIGH INCOME SUBACCOUNT
      ----------------------------------------------------------------------
      Accumulation Unit Value Accumulation Unit Value Number of Accumulation
       at Beginning of Year       at End of Year       Units at End of Year
1997         $3.285775               $3.835575            17,495,330.353
1996          2.904665                3.285775            18,704,131.149
1995          2.427652                2.904665            19,488,862.806
1994          2.485444                2.427652            17,337,052.330
1993          2.078934                2.485444            26,114,121.248
1992          1.703009                2.078934            20,668,821.606
1991          1.269032                1.703009             9,450,159.190
1990          1.310687                1.269032             6,894,970.437
1989          1.380187                1.310687            10,504,655.711
1988          1.244613                1.380187            12,374,735.048


                           VIP EQUITY-INCOME SUBACCOUNT
      ----------------------------------------------------------------------
      Accumulation Unit Value Accumulation Unit Value Number of Accumulation
       at Beginning of Year       at End of Year       Units at End of Year
1997         $3.346303               $4.252876            57,352,295.075
1996          2.951686                3.346303            68,119,423.617
1995          2.202346                2.951686            81,601,359.509
1994          2.073414                2.202346            74,571,142.757
1993          1.768091                2.073414            70,574,621.050
1992          1.523641                1.768091            49,654,509.443
1991          1.168338                1.523641            22,551,293.495
1990          1.390307                1.168338            15,320,204.431
1989          1.194265                1.390307            17,192,667.422
1988          0.978927                1.194265            12,203,910.523


                                     INC-9

                              VIP GROWTH SUBACCOUNT
      ----------------------------------------------------------------------
      Accumulation Unit Value Accumulation Unit Value Number of Accumulation
       at Beginning of Year       at End of Year       Units at End of Year
1997         $3.790532               $4.643463            30,726,907.924
1996          3.331228                3.790532            38,326,955.306
1995          2.480539                3.331228            43,498,210.261
1994          2.500812                2.480539            37,916,994.644
1993          2.111765                2.500812            37,369,691.127
1992          1.947218                2.111765            37,625,493.719
1991          1.348850                1.947218            24,177,587.154
1990          1.540465                1.348850            15,340,498.596
1989          1.181690                1.540465             9,534,230.020
1988          1.028662                1.181690             6,262,868.956

                             VIP OVERSEAS SUBACCOUNT
      ----------------------------------------------------------------------
      Accumulation Unit Value Accumulation Unit Value Number of Accumulation
       at Beginning of Year       at End of Year       Units at End of Year
1997         $1.962599               $2.172007            15,101,589.750
1996          1.747454                1.962599            18,498,493.052
1995          1.605980                1.747454            18,307,714.844
1994          1.591344                1.605980            35,747,520.597
1993          1.168866                1.591344            36,890,355.495
1992          1.319600                1.168866             4,705,928.756
1991          1.229709                1.319600             4,170,995.265
1990          1.261608                1.229709             4,324,803.282
1989          1.007020                1.261608             2,450,169.365
1988          0.938767                1.007020             1,829,968.620

                         VIP II INVESTMENT GRADE BOND SUBACCOUNT
          ----------------------------------------------------------------------
          Accumulation Unit Value Accumulation Unit Value Number of Accumulation
           at Beginning of Year       at End of Year       Units at End of Year
1997             $1.708442               $1.848460            10,859,598.713
1996              1.669036                1.708442             9,681,784.561
1995              1.571804                1.669036            10,019,780.574
1994              1.501802                1.433937             8,539,290.351
1993              1.364252                1.501802            11,685,281.879
1992              1.289396                1.364252             7,725,407.154
1991              1.115679                1.289396             8,683,076.207
1990              1.059709                1.115679             3,887,531.807
1989 (1)          1.000000                1.059709             1,710,458.331

                                     INC-10

                             VIP II ASSET MANAGER SUBACCOUNT
          ----------------------------------------------------------------------
          Accumulation Unit Value Accumulation Unit Value Number of Accumulation
           at Beginning of Year       at End of Year       Units at End of Year
1997             $2.073401               $2.481731            33,046,715.565
1996              1.823774                2.073401            37,212,616.412
1995              1.571804                1.823774            45,933,251.411
1994              1.687107                1.571804            76,955,562.944
1993              1.404870                1.687107            90,364,012.115
1992              1.265768                1.404870            27,180,037.717
1991              1.041041                1.265768            12,676,645.581
1990 (2)          1.000000                1.041041               989,833.209

                          VIP II ASSET MANAGER GROWTH SUBACCOUNT
          ----------------------------------------------------------------------
          Accumulation Unit Value Accumulation Unit Value Number of Accumulation
           at Beginning of Year       at End of Year       Units at End of Year
1997             $1.201587               $1.490886            11,443,467.081
1996              1.009935                1.201587             7,788,605.432
1995 (3)          1.000000                1.009935             2,178,270.748

                               VIP II CONTRAFUND SUBACCOUNT
          ----------------------------------------------------------------------
          Accumulation Unit Value Accumulation Unit Value Number of Accumulation
           at Beginning of Year       at End of Year       Units at End of Year
1997             $1.224976               $1.508640            33,372,392.534
1996              1.017954                1.224976            42,901,139.435
1995 (4)          1.000000                1.017954            20,570,759.262

                               VIP II INDEX 500 SUBACCOUNT
          ----------------------------------------------------------------------
          Accumulation Unit Value Accumulation Unit Value Number of Accumulation
           at Beginning of Year       at End of Year       Units at End of Year
1997             $1.336134               $1.758955            31,990,011.025
1996              1.096624                1.336134            23,088,441.156
1995 (3)          1.000000                1.096623             8,432,120.348

                               VIP III BALANCED SUBACCOUNT
          ----------------------------------------------------------------------
          Accumulation Unit Value Accumulation Unit Value Number of Accumulation
           at Beginning of Year       at End of Year       Units at End of Year
1997 (5)         $1.000000               $1.150095            1,126,357.174

                         VIP III GROWTH OPPORTUNITIES SUBACCOUNT
          ----------------------------------------------------------------------
          Accumulation Unit Value Accumulation Unit Value Number of Accumulation
           at Beginning of Year       at End of Year       Units at End of Year
1997 (5)         $1.000000               $1.232659            4,621,108.553

                            VIP III GROWTH & INCOME SUBACCOUNT
          ----------------------------------------------------------------------
          Accumulation Unit Value Accumulation Unit Value Number of Accumulation
           at Beginning of Year       at End of Year       Units at End of Year
1997 (5)         $1.000000               $1.241360            6,281,887.718

(1) Period from June 5, 1989 through December 31, 1989.

(2) Period from May 29, 1990 through December 31, 1990.

(3) Period from September 5, 1995 through December 31, 1995

(4) Period from September 1, 1995 through December 31, 1995

(5) Period from May 1, 1997 through December 31, 1997.

                                     INC-11

                             FINANCIAL STATEMENTS

 The financial statements of the Variable Account and the Company and the in-dependent auditors' reports thereon are in the Statement of Additional Infor-mation.

                        PFL LIFE INSURANCE COMPANY

 PFL Life Insurance Company (the "Company") is a stock life insurance company organized under the laws of the State of Iowa on April 19, 1961. The Company offers a complete line of life insurance, annuities, and accident and health insurance. It is currently authorized to sell variable annuities in the Dis-trict of Columbia and Guam and in all states other than New York. The Company is an indirect wholly-owned subsidiary of AEGON USA, Inc., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499, which is, in turn, an indirect wholly-owned subsidiary of AEGON N.V., Mariahoeveplein 50, P.O. Box 202, 2501 CE The Hague, The Netherlands, a holding company organized under the laws of The Nether-lands.

                     THE FIDELITY VARIABLE ANNUITY ACCOUNT

 The Fidelity Variable Annuity Account (the "Variable Account") was estab-lished by an affiliate (Pacific Fidelity Life Insurance Company) under Cali-fornia insurance law on August 24, 1979. On March 31, 1991, the Company ac-quired the assets (and liabilities) of that affiliate, including the Variable Account. As of December 31, 1997 the Company had assets of approximately $8.7 billion.

 The Variable Account is registered with the Securities and Exchange Commis-sion (the "Commission") as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 and meets the definition of a separate account under federal securities laws. Such registration does not involve su-pervision of the management of the Variable Account or the Company by the Com-mission.

 Under Iowa insurance law, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains or losses of the Company. Although the as-sets maintained in the Variable Account will not be charged with any liabili-ties arising out of any other business conducted by the Company, all obliga-tions arising under the Contracts, including the promise to make annuity pay-ments, are general corporate obligations of the Company.

 Currently, the Company invests the assets of the Variable Account that sup-port the Contracts in shares of one or more mutual funds (the "Eligible Funds") that have been approved by the Company's Board of Directors. Shares of the Eligible Funds will be purchased at net asset value. Currently, the only Eligible Funds are the Variable Insurance Products Fund, the Variable Insur-ance Products Fund II, and the Variable Insurance Products Fund III (the "Funds"), but other mutual funds may be added or withdrawn as permitted by law. The Variable Account currently offers thirteen sub-accounts that invest exclusively in corresponding portfolios of the Funds: VIP currently offers five Portfolios: VIP Money Market, VIP High Income, VIP Equity-Income, VIP Growth, and VIP Overseas; VIP II currently offers five Portfolios: VIP II In-vestment Grade Bond, VIP II Asset Manager, VIP II Asset Manager Growth, VIP II Contrafund, and VIP II Index 500, and VIP III currently offers three Portfo-lios: VIP III Balanced, VIP III Growth Opportunities and VIP III Growth & In-come (the "Subaccounts"). Additional sub-accounts may be established at the Company's discretion.

                                    INC-12

 The Company does not guarantee the investment performance of the Variable Ac-count. The Contract Value and the amount of Variable Annuity Payments depend on the investment performance of the assets of the Funds. Because each Con-tract Owner bears the full investment risk associated with the Variable Ac-count, there can be no assurance concerning the amount of Variable Annuity Payments under the Contract.
 Prior to September 25, 1981, the assets of certain sub-accounts of the Vari-able Account were invested in mutual funds (the "Formerly Eligible Funds") other than the Funds. Contracts funded by these sub-accounts, which invest in the Formerly Eligible Funds, are no longer offered, and no additional assets of the Variable Account will be invested in shares of the Formerly Eligible Funds. The following is a list of the Formerly Eligible Funds, which corre-spond to these sub-accounts of the Variable Account: Fidelity Daily Income Trust; Fidelity Cash Reserves; Fidelity Government Securities Fund, Ltd.; and Fidelity Capital and Income Fund. Further information about the Formerly Eli-gible Funds can be found in the Formerly Eligible Funds' individual fund pro-spectuses. The remaining assets of the Variable Account are currently invested exclusively in shares of the Funds.

                     THE VARIABLE INSURANCE PRODUCTS FUND,
                     VARIABLE INSURANCE PRODUCTS FUND II,
                   AND VARIABLE INSURANCE PRODUCTS FUND III

 The available Subaccounts of the Variable Account invest exclusively in shares of the Funds. The Funds are diversified, open-end management investment companies organized as Massachusetts Business Trusts. The Variable Insurance Product Fund was established on November 13, 1981, and was formerly known as Fidelity Cash Reserves II. The Variable Insurance Products Fund II was estab-lished on March 21, 1988. The Variable Insurance Products Fund III was estab-lished on July 14, 1994, and prior to December 30, 1996 was known as the Fi-delity Advisor Annuity Fund.

 Certain information concerning the Funds is set forth below. More detailed information may be found in the Funds' current prospectuses which accompany or precede this Prospectus and the Funds' current Statements of Additional Infor-mation. The following description is qualified in its entirety by reference to each Fund's prospectus and Statement of Additional Information wherein more detailed information may be found.

 FMR provides investment advice and administrative services to the Funds pur-suant to an agreement under which each Portfolio pays FMR a monthly fee. FMR also provides investment advice and administrative services to the Formerly Eligible Funds for a fee similar to the ones applicable to the Portfolios of the Funds. The Variable Insurance Products Fund currently offers five Portfo-lios: VIP Money Market Portfolio; VIP High Income Portfolio; VIP Equity-Income Portfolio; VIP Growth Portfolio; and VIP Overseas Portfolio. The Variable In-surance Products Fund II currently offers five portfolios that are available under the Contracts: the VIP II Investment Grade Bond Portfolio (formerly known as the Short-Term Portfolio), VIP II Asset Manager Portfolio, VIP II As-set Manager Growth, VIP II Contrafund, and VIP II Index 500. The Variable In-surance Products Fund III currently offers three Portfolios: VIP III Balanced, VIP III Growth Opportunities and VIP III Growth & Income. The thirteen Portfo-lios offered by the Funds provide a range of investment alternatives that vary according to the different investment objectives described in the Funds' pro-spectuses and summarized below. The assets of each Portfolio are separate from the others, and each Portfolio has separate investment objectives and poli-cies. As a result, each Portfolio operates as a separate

                                    INC-13
investment objectives and policies. As a result, each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Each of the Portfolios may not be available for investment in every state.

 VIP MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and liquidity. The Portfolio will in-vest only in high-quality U.S. dollar dominated money market instruments of domestic and foreign insurers. The Portfolio seeks to maintain a constant net asset value of $1.00 per share although no assurances can be given that such constant net asset value will be maintained. The Portfolio's shares are nei-ther insured nor guaranteed by the U.S. Government.

 VIP HIGH INCOME PORTFOLIO seeks to obtain a high level of current income by investing primarily in high-yielding, lower rated, fixed-income securities. In choosing these securities, growth of capital also will be considered. The Portfolio may invest without limitation in lower-quality debt securities, sometimes called "junk bonds" which carry greater risk than other debt securi-ties. See the Funds' prospectus for a description of these risks.

 VIP EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfo-lio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

 VIP GROWTH PORTFOLIO seeks to achieve capital appreciation through the pur-chase of common stocks, although the Portfolio's investments are not re-stricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

 VIP OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through investments in foreign securities. The Portfolio seeks to achieve its invest-ment objective by investing at least 65% of the Portfolio's assets in securi-ties of companies from at least three different countries outside of North America. The Overseas Portfolio expects to invest most of its assets in secu-rities of companies located in developed countries in these general areas: The Americas (other than the United States), the Far East and Pacific Basin, Scan-dinavia and Western Europe. Generally, the investment in securities of foreign companies will involve greater risks than are present in domestic investments.

 VIP II INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current in-come as is consistent with the preservation of capital by investing in invest-ment-grade fixed income securities. Its dollar weighted average maturity will be ten years or less. The Portfolio will not invest in securities rated below Baa by Moody's Investor's Service, Inc. or rated below BBB by Standard & Poor's Corporation and unrated securities judged by FMR to be of equivalent quality.

 VIP II ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

 VIP II ASSET MANAGER: GROWTH PORTFOLIO seeks maximum total return over the long term by allocating its assets among an aggressive mix of domestic and foreign stocks, bonds and short-term fixed income instruments.

 VIP II CONTRAFUND PORTFOLIO seeks long-term capital appreciation by investing in equity securities of companies considered undervalued or out-of-favor by the Fund's advisor.
 VIP II INDEX 500 PORTFOLIO seeks to provide investment results that corre-spond to the total return (i.e. the combination of capital changes and income) of common stocks publicly traded in

                                    INC-14
the United States. In seeking this objective, the portfolio attempts to dupli-cate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index.

 VIP III BALANCED PORTFOLIO seeks both income and growth of capital by invest-ing in a broad selection of stocks, bonds, and convertible securities. When FMR's outlook is neutral, it will invest approximately 60% of the fund's as-sets in equity securities, and will always invest at least 25% of the fund's assets in fixed-income securities.

 VIP III GROWTH OPPORTUNITIES PORTFOLIO seeks capital growth by investing in a wide range of common stocks, convertible and foreign securities and bonds that may offer long-term growth potential.
 VIP III GROWTH & INCOME PORTFOLIO seeks high total return through a combina-tion of current income and capital appreciation by investing mainly in equity securities. The fund may also invest in equity securities that are not paying current dividends, but offer potential for capital appreciation of future in-come.

THERE IS NO ASSURANCE THAT ANY OF THE FUNDS' PORTFOLIOS WILL ACHIEVE ITS IN-VESTMENT OBJECTIVE.
 The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Purchase Payments to a particular Portfolio. The Funds are not limited to selling their shares to the Variable Account and are permitted to accept investments from any separate account of an insurance com-pany. Since the Portfolios of the Funds are available to registered separate accounts offering variable annuity products of the Company, as well as vari-able annuity and variable life products of other insurance companies, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the separate accounts of another partici-pating insurance company. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Funds, to resolve the matter. See the Funds' prospectuses for further details.

 The Company may from time to time receive revenue or fees from the Funds or the advisor. The amount of the fees, if any, may be based on the amount of as-sets that the Company or the Variable Account invests in the Portfolio.

PERFORMANCE
 Performance information for the variable Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Subaccounts and the Portfolios and does not indicate or represent future performance.

 Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Port-folio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable administrative and mortality charges.

 An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the per-formance had been constant over the entire period. Because average annual to-tal returns tend to smooth out variations in Subaccount's returns, you should recognize that they are not the same as actual year-by-year results.
 The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a 7-day period. Effective yield is

                                    INC-15
calculated in a similar manner except that income earned is assumed to be re-invested. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses. The standard quotations of yield reflect the administrative and mortality charges.

 Additional information regarding yields and total returns calculated using the standard formats briefly summarized above is contained in the Statement of Additional Information, a copy of which may be obtained from the Company.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

 If the shares of the Funds or the Formerly Eligible Funds should no longer be available for investment or, if in the judgment of the Company's management, further investment in the Eligible Funds' shares should become inappropriate in view of the purposes of the Contract, then the Company may substitute shares of another fund for shares already purchased, or to be purchased in the future, under the Contract. No substitution of securities in any sub-account may take place except to the extent permitted by law. To the extent required by the Investment Company Act of 1940, substitutions of shares attributable to a Contract Owner's interest in a sub-account will not be made until the Con-tract Owner has been notified of the change and prior approval of the Securi-ties and Exchange Commission is obtained.

 New sub-accounts may be established when, in the sole discretion of the Com-pany, marketing, tax, investment or other conditions so warrant. Any new sub-accounts will be made available to existing Contract Owners on a basis to be determined by the Company. Each additional sub-account will purchase shares in a Portfolio of the fund or in another mutual fund or investment vehicle. The Company may also eliminate one or more sub-accounts if, in its sole discre-tion, marketing, tax, investment or other conditions so warrant.
 In the event of any such substitution or change, the Company may, by appro-priate endorsement, make such changes in the Contracts as may be necessary or appropriate to reflect such substitutions or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management company under the 1940 Act or any other form permitted by law, or it may be deregistered under such Act in the event such registration is no longer required.

                                 THE CONTRACTS

PURCHASE OF THE CONTRACTS

 The Contracts may be purchased by mailing in a completed, signed application to the Company, along with a check for the initial investment. Purchase Pay-ments are payable at the Administrative and Service Office of the Company des-ignated on the cover page. The initial Purchase Payment must be at least $5,000. Additional Purchase Payments must be at least $500. Except for these limitations, there are no restrictions on the amount or frequency of Purchase Payments under a Contract.
 If an application is complete upon receipt, the Contract Owner will receive a Contract based on the price next determined after the application and initial Purchase Payment are received. If an incomplete application is received, the Company will notify the applicant by phone or mail to request the information necessary to complete the application. Once the application is completed, the Contract Owner will receive a Contract based on the price next determined af-ter the application

                                    INC-16
was made complete. If, after five days, the application remains incomplete, the Company will return the applicant's initial Purchase Payment unless it ob-tains the applicant's permission to retain the initial Purchase Payment pend-ing completion of the application.

 A Contract shall automatically be continued in full force during the lifetime of the Annuitant until the Annuity Commencement Date or until the Contract is surrendered. Unless the Contract Owner has surrendered the Contract, Purchase Payments may be made at any time during the life of the Annuitant and before the Annuity Commencement Date.

ALLOCATION AND REALLOCATION OF NET PURCHASE PAYMENTS

 Net Purchase Payments are allocated among the Subaccounts of the Variable Ac-count that have been selected by the Contract Owner. The Purchase Payment, less the administrative charge deducted upon payment, and less any deduction for premium taxes, equals the Net Purchase Payment. Upon allocation to a Subaccount, Net Purchase Payments are converted into Accumulation Units of the Subaccount. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to each Subaccount by the value of a Ac-cumulation Unit for that Subaccount as next determined after the Purchase Pay-ment is received at the Administrative and Service Office, or in the case of the initial Purchase Payment, when the Contract application is completed, whichever is later.

 Contract Owners (or their designated account executive) can make transfers and/or change the allocation of additional premium payments by telephone if the "Telephone Transfer/Reallocation Authorization" box in the application has been checked or telephone transfers have been subsequently authorized in writ-ing. The Company and/or the Administrative and Service Office will not be lia-ble for following instructions communicated by telephone that it reasonably believes to be genuine. However, the Company and/or the Administrative and Service Office will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Company and/or the Administra-tive and Service Office fails to do so, it may be liable for any losses due to unauthorized or fraudulent instructions. All telephone requests will be re-corded on voice recorder equipment for the protection of the Contract Owner. A Contract Owner, when making telephone requests may be required to provide their social security number and/or other information for identification pur-poses.

 Telephone requests must be received at the Administrative and Service Office no later than 3:00 p.m. Central time in order to assure same day pricing of the transaction.

 The telephone transaction privilege may be discontinued at any time as to some or all Contracts and PFL may require written confirmation of a transac-tion request.

 When a reallocation is requested, the redemption of the requested amount from out of the Subaccount and Portfolio in which the amount had been invested will always be effected as of the end of the Valuation Period in which the request is received at our Administrative and Service Office. That amount will gener-ally be credited to the new Subaccount and Portfolio at the same time. Howev-er, when (1) you are making a transfer to any Portfolio that accrues dividends on a daily basis and (2) the equity portfolio from which the transfer is being made is in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available, then the crediting of the amount transferred to the new Subaccount may be de-layed until the Portfolio from which the transfer is being made obtains li-quidity through the earlier of the Portfolio's receipt of proceeds from sales of Portfolio securities, new contributions by contract Owners, or otherwise, but no longer than seven days. During this period, the amount transferred will be uninvested.

                                    INC-17

 There are currently thirteen Subaccounts, each corresponding to one of the thirteen Portfolios of the Funds, each representing a different investment al-ternative. (See "The Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III" p. 13.) In allo-cating the initial Purchase Payment among the Subaccounts, the Contract Owner must allocate a minimum contribution of $1,000 to each Subaccount selected. Additional Net Purchase Payments may be allocated among the Subaccounts in any manner, so long as any contribution to a selected Subaccount is at least $500. A Contract Owner may subsequently reallocate the value of a designated number of Accumulation Units of a Subaccount then credited to a Contract, into an equal value of Accumulation Units of one or more other Subaccounts. The real-location shall be based on the relative value of the Accumulation Units of the Subaccounts at the end of business on the day the request is received by the Company.
 On the Date of Issue of the Contract, the Contract Value equals the value of the Net Purchase Payment. Thereafter, the Contract Value is determined by mul-tiplying the number of Accumulation Units of each Subaccount credited to the Contract by the current value of an Accumulation Unit for that Subaccount. The number of Accumulation Units is increased by any Net Purchase Payments and de-creased by the annual administrative charge, any premium taxes deducted and any full or partial surrenders.

VALUE OF ACCUMULATION UNITS

 The Accumulation Units of each Subaccount of the Variable Account are valued separately. The value of Accumulation Units may change each Valuation Period according to the investment performance of the shares purchased by each Subaccount and the deduction of certain charges.

 A Valuation Period is the period beginning at the close of trading on the New York Stock Exchange on each Valuation Date and ends at the close of trading on the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange is open for business.
 The value of an Accumulation Unit in a Subaccount for any Valuation Period equals the value of the Accumulation Unit as of the immediately preceding Val-uation Period, multiplied by the Net Investment Factor for that Subaccount for the Valuation Period for which the Accumulation Unit value is being calculat-ed. The Net Investment Factor is a number representing the change in the value of Subaccount assets on successive Valuation Dates due to investment income, realized or unrealized capital gains or losses, deductions for taxes, if any, and deductions for the Mortality Risk Charge.

SURRENDERS

 At any time before the Annuity Commencement Date and during the lifetime of the Annuitant, the Contract Owner may elect to surrender all or any portion of the Contract Value in exchange for a cash withdrawal payment from the Company. Any such election shall be in writing in such form as the Company may require and shall specify the amount of the cash withdrawal payment. At the Contract Owner's request, the Company will provide a form to request a surrender and to notify the Company of the Contract Owner's election whether to have federal income taxes withheld. Such an election will be effective on the date that it is received by the Company at its Administrative and Service Office.
 The amount of the cash withdrawal payment will be equal to the Contract Value at the end of the Valuation Period during which the election becomes effec-tive, or the lesser amount requested. The cash withdrawal payment will result in the liquidation of Accumulation Units with an aggregated

                                    INC-18
value equal to the dollar amount of the cash withdrawal payment. Unless in-structed to the contrary, the Company will liquidate Accumulation Units of all Subaccounts within the Variable Account in the same proportion that the cash withdrawal payment bears to the Contract Value.

 Any cash withdrawal payment will be paid within seven (7) days from the date the surrender request becomes effective, except as the Company may be permit-ted to defer such payment in accordance with the Investment Company Act of 1940. (See "Suspension of Payment," p. 27.) Payments under the Contract of any amounts derived from Purchase Payments made by check, may be delayed until such time as the check has cleared your bank. If at the time that the Contract Owner makes a partial or full surrender request, he or she has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portion of any full or partial surrender and remit that amount to the federal government. Moreover, the Internal Revenue Code provides that a 10% penalty tax may be im-posed on certain early surrenders. (See "Federal Tax Matters," p. 24.)

RIGHT TO RETURN THE CONTRACT

 The Contract Owner may cancel the Contract within ten (10) days after it is delivered to the Contract Owner by delivering or mailing the Contract and a written notice of revocation to the Company at its Administrative and Service Office. In the event of cancellation, the Company will return all Purchase Payments made under the Contract within seven (7) days after it receives writ-ten notice of cancellation and the returned Contract.

                               CONTRACT CHARGES

 No deduction for sales charges is made from Purchase Payments or upon surren-der. As more fully described below, charges under the contracts are assessed
(1) against the initial Purchase Payments and annually thereafter from the Contract Value for administrative expenses, and (2) against the assets of the Variable Account for the assumption of mortality risk. Premium taxes, if any, are deducted from the Purchase Payment or the Contract Value at the time they are incurred by the Company and the Company reserves the right to make deduc-tions from the Variable Account for income tax liabilities resulting from the operation of the Variable Account.
 Costs of distributing the Contracts will be paid from the Company's general assets. These assets may include proceeds from the mortality charge described below. The Company incurs certain costs, including the obligation to pay cer-tain insurance commissions in connection with the distribution of the Con-tracts.

ADMINISTRATIVE CHARGE

 The Company performs the administrative services for the Contracts and the Variable Account. These services include issuance of the Contracts, mainte-nance of records concerning the Contracts, and valuation services. An adminis-trative charge to cover these expenses is deducted from the initial Purchase Payment and annually thereafter from the Contract Value. The current annual administrative charge is $35.00.
 When the Contract Owner makes the initial investment in the Contract, a pro rata portion of the annual charge for the current year will be deducted from the Purchase Payments. Annually thereafter, on the last day of each year, the annual charge for the next calendar year will be deducted. No part of the an-nual charge will be refunded upon termination of a Contract. In the states of

                                    INC-19

Pennsylvania and South Carolina the annual charge will never exceed $35.00 for Contracts issued in connection with the delivery of this Prospectus.
 PRIOR TO THE ANNUITY COMMENCEMENT DATE, THE ADMINISTRATIVE CHARGE IS NOT GUARANTEED AND, SUBJECT TO LIMITS IMPOSED BY STATE LAW, MAY CHANGE OVER THE YEARS THE CONTRACT IS IN FORCE.

CHARGES FOR MORTALITY RISK

 The mortality risk assumed by the Company arises from the contractual obliga-tion to continue to make annuity payments to each Annuitant regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. Although Variable Annuity Payments made to Annuitants will vary in ac-cordance with the investment performance of the Funds (or the Formerly Eligi-ble Funds), they will not be affected by the mortality experience of persons receiving such payments or of the general population. This assures each Annui-tant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the Variable Annuity Payments received under the Contracts. The Company assumes this mortality risk by virtue of annuity payment rates incorporated in the Contract. These rates cannot be changed. (See "Statement of Additional Information--Annuity Payment Rates," p. 6.)
 For assuming this mortality risk, the Company deducts from the daily net as-set value of the Variable Account an amount, computed on a daily basis, which is equal to an effective annual rate of 0.8%. If this amount is insufficient to cover the actual costs, the loss will be borne by the Company; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. To the extent that this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. The level of this charge is guaranteed and will not change. A mortality risk charge is assessed during the annuity phase for all options including those that do not carry a life contingency.

DEDUCTIONS FOR TAXES

 Any premium taxes or other similar taxes (herein collectively referred to as "premium taxes") levied by any governmental entity as a result of the exist-ence of the Contracts will be deducted from Contract Values when incurred. Premium taxes are generally levied at the Annuity Commencement Date. As of the date of this prospectus, the current range of state premium taxes is from 0.0% to 3.5%.

 The Company does not expect to incur any federal income tax liability attrib-utable to investment income or capital gains retained as part of the reserve under the Contracts. Based on these expectations, no charge is being made cur-rently to the Variable Account for corporate federal income taxes which may be attributable to Variable Account. However, if the tax laws change such that there is tax liability, the Company may review from time to time the need to make a charge for any taxes attributable to the income of the Variable Ac-count.
 Under present laws, the Company does not incur state or local taxes (other than premium taxes), and therefore, does not charge for these taxes. If there is a change in state or local tax laws, charges for such taxes, if any, at-tributable to the Variable Account may be made.

THE VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II AND VARIABLE INSURANCE PRODUCTS FUND III EXPENSES

 The value of the assets in the Variable Account will reflect the value of the Funds' (or the Formerly Eligible Fund) shares and, therefore, the fees and ex-penses paid by the Funds (or the

                                    INC-20

Formerly Eligible Fund). A complete description of the expenses and deductions from the portfolios are found in the individual Fund prospectuses.

                          BENEFITS UNDER THE CONTRACT

DEATH BENEFIT

 In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company, upon receipt of Due Proof of Death of the Annuitant, will pay a death benefit to the Beneficiary designated by the Contract Owner. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

 The death benefit payable in the event of the death of the Annuitant prior to the Annuity Commencement Date is equal to the Contract Value. The Accumulation Unit values used in determining the amount of death benefit will be the values for the next subsequent Valuation Period following the date all of the items listed below have been received by the Company: written notice of death of the Annuitant; Due Proof of Death of the Annuitant; and an election to pay the proceeds as a single cash payment or under an Annuity Option.
 If no election as to how the proceeds should be paid was made by the Contract Owner prior to the Annuitant's death, the Beneficiary may elect one of the An-nuity Options or a lump sum cash payment within 90 days after the Company re-ceives notification of death. To comply with federal tax law, however, the Beneficiary must choose an Annuity Option within 60 days after the lump sum first became payable in order to receive favorable tax treatment.

IRS REQUIRED DISTRIBUTIONS

 For Contracts issued on or after January 19, 1985, federal tax law requires that if the Contract Owner or any Joint Contract Owner dies before the Annuity Commencement Date, the entire value of the Contract must generally be distrib-uted within five (5) years of the date of death of the Contract Owner or the Joint Contract Owner. Special rules may apply to spouses of the deceased own-er. See the Statement of Additional Information for a detailed description of these rules.

                               ANNUITY PAYMENTS

ANNUITY COMMENCEMENT DATE

 Unless the Annuity Commencement Date is changed, Annuity Payments under a Contract will begin on the Annuity Commencement Date which is selected by the Contract Owner at the time the Contract is applied for. The Annuity Commence-ment Date may be changed from time to time by the Contract Owner by written notice to the Company, provided that notice of each change is received by the Company at its Administrative and Service Office at least thirty (30) days prior to the then current Annuity Commencement Date. Except as otherwise per-mitted by the Company, a new Annuity Commencement Date must be a date which is: (1) at least thirty (30) days after the date notice of the change is re-ceived by the Company; (2) the first day of a month; and (3) not later than the first day of the first month following the Annuitant's 75th birthday. Cur-rently, the Company permits the new Annuity Commencement Date to begin as late as the first day of the first month following the Annuitant's 85th birthday. The Annuity Commencement Date may also be changed by the Beneficiary's elec-tion of the Annuity Option after the Annuitant's death.


                                    INC-21

ELECTION OF ANNUITY OPTIONS

 During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Contract Owner may elect any one of the Annuity Options described in this Prospectus. The Contract Owner may also change any election, but written notice of any election or change of election must be received by the Company at its Administrative and Service Office at least thirty (30) days prior to the Annuity Commencement Date. If no election is in effect on the thirtieth day prior to the Annuity Commencement Date, Annuity Option 3 for a life annu-ity with 120 monthly payments guaranteed will be deemed to have been elected on a variable basis. At such time as one of the Annuity Options under the Con-tract may become operative, a supplementary agreement will be issued by the Company setting forth the terms of the option elected.
 During the lifetime of the Annuitant, the Contract Owner may elect that all or any part of the Death Benefit be applied under any one of the Annuity Op-tions listed in the Contract or in any other manner agreeable to the Company. If no election as to the Annuity Option has been selected by the Contract Owner at the time of death of the Annuitant, such an election may be made by the Beneficiary.

ANNUITY OPTIONS

 Annuity payments may be made under any one of the Annuity Options described below or in any other manner agreeable to the Company. Annuity payments will be made on either a fixed basis or a variable basis as selected by the Con-tract Owner (or the Beneficiary, after the Annuitant's death). The effect of choosing a Fixed Annuity Option is that the amount of each payment will be set on the Annuity Commencement Date and will not change. If a Fixed Annuity Op-tion is selected, the Contract Value will be transferred to the general ac-count of the Company, and the annuity payments will be fixed in amount and du-ration by the fixed annuity provisions selected and the age and sex of the An-nuitant. For further information, contact the Company at its Administrative and Service Office.

 The Contract provides four Annuity Options which are described below; howev-er, the Contract Owner may not select more than one. All of these are offered as either "Fixed Annuity Options" or "Variable Annuity Options." Under Annuity Options 1 and 2, it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the due date of the second annuity pay-ment, only two annuity payments if the Annuitant(s) were to die before the due date of the third annuity payment, and so forth. Therefore, under Annuity Op-tions 1 and 2 the Contract Value may not be returned.

 ANNUITY OPTION 1 -- LIFE ANNUITY: This option provides monthly payments dur-ing the lifetime of the Annuitant ceasing with the last payment due prior to the death of the Annuitant. This option offers the highest level of monthly payments because no further payments are payable after the death of the Annui-tant and there is no provision for a death benefit payable to a Beneficiary.

 ANNUITY OPTION 2 -- JOINT AND SURVIVOR ANNUITY: This option provides monthly payments during the joint lifetime of the Annuitant and designated second per-son and during the lifetime of the survivor. As in the case of Annuity Option 1, there is no guaranteed number of payments and there is no provision for a death benefit payable to a Beneficiary under this option.
 ANNUITY OPTION 3 -- LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED:
This option provides monthly payments during the lifetime of the Annuitant and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected. In the event of the death of the Annuitant under this op-tion, the Contract provides that any guaranteed monthly

                                    INC-22
payments will be paid to the Beneficiary during the remaining months of the term selected, provided that the Beneficiary may, at any time, elect to re-ceive the discounted value of the remaining payments, if any, in one sum. The discounted value for Fixed or Variable Annuity Payments will be based on in-terest compounded annually at the applicable assumed interest rate used in de-termining the first annuity payment. (See "Determination of Annuity Payments," p. 23.) Upon the death of a Beneficiary receiving annuity benefits under this option, the present value of the guaranteed number of payments remaining after the Company receives notice of the death of the Beneficiary, computed at the applicable assumed interest rate shall be paid in a lump sum to the estate of the Beneficiary. Such present value is computed as of the Valuation Period during which notice of the death of the Beneficiary is received by the Company at its Administrative and Service Office.
 ANNUITY OPTION 4 -- CASH OR UNIT REFUND LIFE ANNUITY: This option provides monthly payments during the lifetime of the Annuitant terminating with the last payment due prior to the death of the Annuitant. An additional payment will be made to the Beneficiary which for a Variable Annuity will equal the Annuity Unit value as of the date that notice of death of the Annuitant in writing is received by the Company at its Administrative and Service Office, multiplied by the excess, if any, of (a) over (b) where (a) is the Contract Value applied at the Annuity Commencement Date under this option, divided by the Annuity Unit Value as of the Annuity Commencement Date, and (b) is the product of the number of Annuity Units represented by each Variable Annuity Payment paid to the Annuitant and the number of Variable Annuity Payments made. For Fixed Annuity Payments, the Annuity Unit Value shall be $1. There-fore, (a) is the Contract Value as of the Annuity Commencement Date, while (b) is the sum of all Fixed Annuity Payments made.

DETERMINATION OF ANNUITY PAYMENTS

 On the Annuity Commencement Date the Contract's Annuity Purchase Value will be applied to provide for Annuity Payments under the selected annuity option as specified. The Annuity Purchase Value will be equal to the Contract Value for the Valuation Period which ends immediately preceding the Annuity Com-mencement Date, reduced by an applicable premium or similar taxes.

 Fixed Annuity Payments are determined by the Annuity Payment rates based on the current assumed rate of interest as determined by the Company at the Annu-ity Commencement Date. The assumed interest rate may be changed upon the Company's discretion; however, the minimum guaranteed interest rate is 3.5%. If, at the time the annuity payments begin, the Contract Owner has not pro-vided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government.

 The dollar amount of the first Variable Annuity Payment will be determined in accordance with the annuity payment rates based on the assumed interest rate selected by the Annuitant. Under the Contract, the Annuitant has some flexi-bility in choosing the assumed rate of interest to be used in connection with the Variable Annuity Payments. The Annuitant may choose among interest rates offered by the Company at the Annuity Commencement Date. Currently, the Com-pany offers assumed interest rates of 3.5% and 7.5%.
 If the Annuitant chooses a higher assumed interest rate, as compared to choosing the lowest rate offered, Variable Annuity Payments would start at a higher level but would increase more slowly and decrease more rapidly. There-fore, election of a higher assumed rate of interest would result in a higher first monthly Variable Annuity Payment, but would increase the possibility of reduced

                                    INC-23
future payments during the periods when net investment performance of the Subaccount did not exceed the higher assumed rate of interest.

 All Variable Annuity Payments other than the first are calculated using Annu-ity Units which are credited to the Contract. The number of Annuity Units to be credited in respect of a particular Subaccount is determined by dividing that portion of the first Variable Annuity Payment attributable to that Subaccount by the Annuity Unit value of that Subaccount for the Valuation Pe-riod which ends immediately preceding the Annuity Commencement Date. The num-ber of Annuity Units of each particular Subaccount credited to the Contract then remains fixed. The dollar amount of each Variable Annuity Payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each particular Subaccount credited to the Contract by the Annuity Unit value for the particular Subaccount for the Valuation Period which ends immediately pre-ceding the due date of each additional payment. Furthermore, after the Annuity Commencement Date, the Contract Owner may reallocate all or part of the values held in one Subaccount to one or more other Subaccounts. (See Statement of Ad-ditional Information "--Reallocation of Contract Values after the Annuity Com-mencement Date", p. 3.)

ADJUSTMENT OF ANNUITY PAYMENTS

 If the Contract Value on the Annuity Commencement Date is less than $5,000, the Company may pay such value in one sum in lieu of the payments otherwise provided for. If the Contract Value is not less than $5,000, but the payments provided for would be or become less than $50, the Company may change, at its discretion, the frequency of payments to such intervals as will result in pay-ments of at least $50.

                              FEDERAL TAX MATTERS

INTRODUCTION

 THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE.
 The Contracts are designed for use by individuals in retirement plans which will not be qualified plans under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the Contract Value, on Variable Annuity Payments and on the economic bene-fit to the Contract Owner, Annuitant or Beneficiary depends on the tax status of both the Company and the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to con-sider any applicable state or other tax laws. The discussion contained herein reflects the Company's understanding of current federal income tax laws appli-cable to the Company and to variable annuity contracts used in connection with retirement plans which are not qualified plans under the Code. Moreover, the discussion herein is limited to a consideration of the taxation of variable annuity contracts funded by investments in shares of the Funds. The discussion contained herein does not attempt to discuss the tax treatment applicable to variable annuity contracts funded by investments in shares of the Formerly El-igible Funds which is different from the treatment discussed herein. No repre-sentation is made regarding the likelihood of continuation of current federal income tax laws or the current interpretations by the Internal Revenue Serv-ice. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDER-AL, STATE OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CON-TRACTS.


                                    INC-24

TAXATION OF ANNUITIES IN GENERAL

 THE FOLLOWING DISCUSSION ASSUMES THAT THE CONTRACTS WILL QUALIFY AS AN ANNU-ITY CONTRACT FOR FEDERAL INCOME TAX PURPOSES. THE STATEMENT OF ADDITIONAL IN-FORMATION DISCUSSES SUCH QUALIFICATIONS.

 An annuity Contract Owner generally is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a cash payment re-ceived by withdrawing all or part of the cash value or as annuity payments un-der the annuity option elected. For this purpose, the assignment or pledge of, or the agreement to assign or pledge, any portion of the value of a Contract will be treated as a distribution. The taxed portion of a distribution (in the form of a lump sum payment or an annuity) is taxed as ordinary income. Howev-er, for purchase payments made after February 28, 1986, an owner of a Contract who is not a natural person (subject to limited exceptions) generally will be taxed on any increase in the Contract's Contract value during the taxable year, even if no distribution occurs. There are, however, exceptions to this rule which you may wish to discuss with your tax counsel. The following dis-cussion applies to Contracts owned by natural persons.

 Except as provided below, in the case of a partial withdrawal under a Con-tract, amounts received are first treated as taxable income to the extent that the Contract Value of the Contract immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. However, in the case of a withdrawal under a Contract issued before August 14, 1982, and allocable to an "investment in the contract" made before that date, amounts received are treated as taxable income only to the extent that they exceed the "investment in the contract." Upon a full surren-der of the Contract, amounts received in excess of the "investment in the con-tract" will be treated as taxable income. The "investment in the contract" generally equals the portion, if any, of any Purchase Payment paid by or on behalf of an individual under a Contract which is not excluded from the indi-vidual's gross income.

 Although the tax consequences may vary depending on the form of annuity se-lected under the Contract, the recipient of an Annuity Payment under a Con-tract generally is taxed on the portion of such payment that exceeds the "in-vestment in the contract." For Variable Annuity Payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic pay-ments. For Fixed Annuity Payments, in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Payment for the term of the payment; however, the remainder of each Annuity Payment is tax-able. For individuals whose Annuity Commencement Date is after December 31, 1986, any distribution received subsequent to the investment in the Contract being recovered will be fully taxable.
 There may be imposed a penalty tax on distributions equal to ten percent (10%) of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, which generally include: (1) distributions received on or after owner's age 59 1/2, death of the owner, or disability of the own-er; (2) distributions received in substantially equal installments as a life annuity (subject to special "recapture" rules if the series of payments is subsequently modified), and (3) distributions allocable to the "investment in the contract" and attributable earnings thereon before August 14, 1982.

 Amounts may be distributed from a Contract because of the death of an Annui-tant or Contract Owner. Generally, such amounts are includable in the income of the recipient as follows: (i) if

                                    INC-25
distributed in a lump sum, they are taxed in the same manner as a full with-drawal, as described above, or (ii) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Owner's or Annuitant's death. That is, the investment in the Contract remains the amount of any Purchase Payments paid which were not excluded from gross in-come.

 The Company will withhold and remit to the U.S. Government a part of the tax-able portion of each distribution made under a Contract unless the Contract Owner or Annuitant notifies the Company at or before the time of the distribu-tion that he or she chooses not to have any amounts withheld.

 All non-qualified, deferred annuity contracts issued by the same company (or an affiliated company) to the same owner during any calendar year shall be treated as one annuity contract, and "aggregated" for purposes of determining the amount includable in gross income. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of sec-tion 72(e) through the serial purchase of annuity contracts or otherwise. Con-gress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general au-thority to prescribe rules as may be necessary to enforce the income tax laws.

 A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Annu-ity Dates, or the exchange of a Contract may result in certain tax conse-quences that are not discussed herein. Anyone contemplating any such designa-tion, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. The foregoing comments about the federal income tax consequences under Con-tracts issued by the Company are not exhaustive, and special rules apply in other situations not discussed in this Prospectus. The discussion herein also reflects the Company's understanding of current law. No assurance can be given that the present deferred tax treatment of variable annuity contracts will re-main unaffected by future actions of Congress. Accordingly, a prospective pur-chaser should consult a qualified tax adviser.

PROPOSED TAX LEGISLATION

 Although the likelihood of legislative change in uncertain, there is always the possibility that the tax treatment of the Policies could change by legis-lation or other means. For instance, the President's 1999 Budget Proposal rec-ommended legislation that, if enacted, would adversely modify the federal tax-ation of the Policies. It is also possible that any change could be retroac-tive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.

                              GENERAL PROVISIONS

OWNERSHIP OF THE CONTRACT

 The Contract shall belong to the Contract Owner upon issuance of the Contract after completion of an application and delivery of the initial Purchase Pay-ment. Prior to the Annuity Commencement Date, the Contract Owner shall be the person so designated in the application. A Contract Owner may appoint another person (the "Contingent Contract Owner") to succeed to ownership of the Con-tract in the event of the death of the Contract Owner prior to the Annuity Commencement Date. The Contract Owner may appoint or change the Contingent Contract Owner or Beneficiary at any

                                    INC-26
time prior to the Annuity Commencement Date. All Contract rights and privi-leges may be exercised by the Contract Owner without the consent of the Bene-ficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Annuitant becomes the Contract Owner on and after the Annuity Commencement Date. The Beneficiary be-comes the Contract Owner on the death of the Annuitant.

ASSIGNMENT

 During the lifetime of the Annuitant, the Contract Owner may assign any rights or benefits provided by the Contract. An assignment will not be binding on the Company until a copy has been filed at its Administrative and Service Office. The rights and benefits of the Contract Owner and Beneficiary are sub-ject to the rights of the assignee. The Beneficiary may not assign any payment under the Contract before the payment becomes due.

BENEFICIARY

 The Beneficiary designation contained in the application will remain in ef-fect until changed. The interest of any Beneficiary is subject to the particu-lar Beneficiary surviving the Annuitant. The Contract Owner may change or re-voke the designation of a Beneficiary at any time while the Annuitant is liv-ing by filing with the Company a written beneficiary designation or revocation in such form as the Company may require. The change or revocation will not be effective and binding upon the Company until it is received by the company at its Administrative and Service Office. The Annuitant named in the Contract, however, may not be changed.

AMENDMENTS

 The Company reserves the right to amend the Contracts to meet the require-ments of the Investment Company Act of 1940 or other applicable federal or state laws or regulations. No contract may be modified by the Company without the consent of the Contract Owner except as may be required by applicable law.

SUSPENSION OF PAYMENT

 The Company reserves the right to suspend or postpone the date of any payment of death benefits or cash withdrawals (1) for any period during which the New York Stock Exchange is closed (other than customary week-end and holiday closings) or during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (2) for any period during which an emergency exists as a result of which disposal of securities held in any separate account is not reasonably practicable, or it is not rea-sonably practicable to fairly determine the value of such assets; or (3) for such other periods as the Securities and Exchange Commission may by order per-mit for the protection of security holders or as may be permitted under the Investment Company Act of 1940.

NON-PARTICIPATING

 The Contracts are non-participating. No dividends are payable and the Con-tracts will not share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE OR SEX

 If the age or sex of the Annuitant or Designated Annuitant has been misstat-ed, the Company will change the annuity benefit payable to that which the Pur-chase Payments would have purchased for

                                    INC-27
the correct age or sex. The dollar amount of any underpayment made by the Com-pany shall be paid in full with the next payment due such person or the Bene-ficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or the Beneficiary. The age of the Annuitant or Designated Annuitant may be established at any time by the submission of proof satisfactory to the Company.

                           DISTRIBUTION OF CONTRACTS

 The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representa-tives of broker-dealers registered under the Securities Exchange Act of 1934 which are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed through Fidelity Brokerage Services, Inc. ("Fi-delity Brokerage") and Fidelity Insurance Agency, Inc. ("Fidelity Insurance"), which are affiliated with FMR. Fidelity Brokerage, the principal underwriter of the Contracts, is a member of the National Association of Securities Deal-ers, Inc. Fidelity Distributors Corporation ("Fidelity Distributors"), an af-filiate of FMR, was incorporated under the laws of Massachusetts on July 18, 1960, is also the distributor of funds in the Fidelity Family of Funds and other funds advised by FMR and funds advised by other companies. The principal business address of Fidelity Brokerage, Fidelity Insurance and Fidelity Dis-tributors is 82 Devonshire Street, Boston, Massachusetts 02109.

 The Company has agreed to pay insurance commissions to Fidelity Insurance for its services as an insurance general agent in distributing the Contracts which will equal 0.55% on an annual basis of the daily net asset value of the Vari-able Account. Fidelity Insurance may appoint subagents to whom it will pay a portion of its commissions.

                           VOTING RIGHTS AND REPORTS

 In accordance with its view of present applicable law, the Company will vote the Funds' shares and the Formerly Eligible Fund shares held in the Variable Account at regular and special meetings of shareholders of the Funds and the Formerly Eligible Funds in accordance with instructions received from persons having a voting interest in the Variable Account. However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company de-termines that it is permitted to vote such shares in its own right, it may elect to do so.

 Prior to the Annuity Commencement Date, the Contract Owner exercises the vot-ing rights under the Contract. After the Annuity Commencement Date, the person having the voting interest shall be the person then entitled to receive Vari-able Annuity Payments. Prior to the Annuity Commencement Date, the number of votes which a person has the right to cast will be determined by applying such person's percentage interest in a Subaccount to the total number of votes at-tributable to the Subaccount. After the Annuity Commencement Date, the number of votes attributable to a Contract is determined by applying the percentage interest reflected by the reserve for such Contract by the total number of votes attributable to the Subaccount. After the Annuity Commencement Date the votes attributable to a Contract decrease as such percentage interest de-creases. Voting instructions will be solicited by written communications prior to the date of the meeting at which votes are to be cast.
 Shares of the Funds and Formerly Eligible Funds held in a Subaccount as to which no timely instructions are received or as to which Contract Owners do not have an interest will be voted by

                                    INC-28
the Company in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the Funds and the Formerly Eligible Funds. In addition, every person having voting rights will receive such reports or prospectuses concerning the Vari-able Accounts as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. The Company will also send such statements reflecting transactions involving the Contract as may be required by applicable laws, rules and regulations.

                            YEAR 2000 MATTERS

 In October, 1996, the Company adopted and presently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications sys-tems, to determine if they are Year 2000 compatible. The Plan provides for a management process which ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. The Company has engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the project.

 The Plan has four specific objectives (1) develop an inventory of all appli-cations; (2) evaluate all applications in the inventory to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) estimate budgets, resources and schedules for the migration of the "affected" applica-tions to Year 2000 compliance; and (4) define testing and deployment require-ments to successfully manage validation and re-deployment of any changed code. It is anticipated that all compliance issues will be resolved by December 1998.

 As of the date of this Prospectus, the Company has identified and made avail-able what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

 The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the sys-tems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve com-plete success. Further, notwithstanding its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                               LEGAL PROCEEDINGS

  No material legal proceedings are pending against the Variable Account, the Company, its subsidiaries or Fidelity Brokerage.

                                    INC-29

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                                           PAGE
PFL Life Insurance Company................................................   3
The Contracts.............................................................   3
 Reallocation of Contract Values After the Annuity Commencement Date......   3
 Accumulation Units.......................................................   3
 Illustration of Accumulation Unit Value Calculations.....................   4
 Reinvestment of Fund Distributions.......................................   4
Contract Charges..........................................................   5
 Administrative Charge....................................................   5
 Charges for Mortality Risk...............................................   5
Benefits Under the Contract...............................................   5
 Death Benefit............................................................   5
 IRS Required Distribution................................................   6
Annuity Payments..........................................................   6
 Annuity Unit Value.......................................................   6
 Annuity Payment Rates....................................................   6
 Illustration of Calculations for Annuity Unit Value and Variable Annuity
   Payments...............................................................   6
 Performance..............................................................   7
 Total Return.............................................................   8
 Yields...................................................................   9
Federal Tax Matters.......................................................   9
 Tax Treatment of the Company.............................................   9
 Diversification Requirements.............................................  10
 Owner Control............................................................  10
 Distribution Requirements................................................  10
Distribution of the Contracts.............................................  11
Custody of Assets.........................................................  11
State Regulation..........................................................  11
Records and Reports.......................................................  12
Independent Auditors......................................................  12
Other Information.........................................................  12
Financial Statements......................................................  12

                                     INC-30

                                   APPENDIX A

  FORMERLY ELIGIBLE SUB-ACCOUNTS -- THESE SUB-ACCOUNTS ARE NO LONGER AVAILABLE
                                 FOR INVESTMENT

                      FIDELITY DAILY INCOME TRUST SUBACCOUNT
      ----------------------------------------------------------------------
      Accumulation Unit Value Accumulation Unit Value Number of Accumulation
       at Beginning of Year       at End of Year       Units at End of Year
1997         $3.252838               $3.424415              86,061.186
1996          3.094122                3.252838             114,662.042
1995          2.921185                3.094122             131,063.459
1994          2.812357                2.921185             190,668.116
1993          2.736044                2.812357             158,275.684
1992          2.641072                2.736044             243,997.001
1991          2.495176                2.641072             268,694.048
1990          2.313482                2.495176             339,345.456
1989          2.120570                2.313482             323,342.240
1988          1.977108                2.120570             351,832.648

                        FIDELITY CASH RESERVES SUBACCOUNT
      ----------------------------------------------------------------------
      Accumulation Unit Value Accumulation Unit Value Number of Accumulation
       at Beginning of Year       at End of Year       Units at End of Year
1997         $3.268738               $3.443500              23,137.187
1996          3.108117                3.268738              23,164.006
1995          2.934039                3.108117              23,192.241
1994          2.822897                2.934039              27,720.506
1993          2.742508                2.822897              29,444.337
1992          2.643311                2.742508              47,677.285
1991          2.493319                2.643311              60,818.839
1990          2.312283                2.493319              88,660.193
1989          2.122897                2.312283             102,882.970
1988          1.979215                2.122897             108,627.416

               FIDELITY GOVERNMENT SECURITIES FUND, LTD. SUBACCOUNT
      ----------------------------------------------------------------------
      Accumulation Unit Value Accumulation Unit Value Number of Accumulation
       at Beginning of Year       at End of Year       Units at End of Year
1996         4.618027                $    N/A                   0.000
1995         3.911039                4.618027               8,068.949
1994         4.009576                3.911039               8,076.564
1993         3.676253                4.009576               8,085.472
1992         3.404732                3.676253               8,094.201
1991         2.934545                3.404732               8,103.722
1990         2.678442                2.934545               8,114.001
1989         2.376907                2.678442               8,125.927
1988         2.236112                2.376907               8,138.994

                                     INC-31

                   FIDELITY CAPITAL AND INCOME FUND SUBACCOUNT
      ----------------------------------------------------------------------
      Accumulation Unit Value Accumulation Unit Value Number of Accumulation
       at Beginning of Year       at End of Year       Units at End of Year
1997         $7.515932               $8.623329              15,980.956
1996          6.744302                7.515932              21,049.298
1995          5.777672                6.744302              25,993.308
1994          6.060768                5.777672              35,622.255
1993          4.850494                6.060768              43,008.701
1992          3.785099                4.850494              70,510.002
1991          2.912437                3.785099              94,291.263
1990          3.029998                2.912437             112,223.477
1989          3.130904                3.029998             140,750.477
1988          2.782925                3.130904             175,640.223

                                     INC-32

TABLE OF CONTENTS                                                          PAGE
DEFINITIONS...............................................................    2
QUESTIONS AND ANSWERS ABOUT THE CONTRACT..................................    4
EXPENSE DATA FEE TABLE....................................................    7
CONDENSED FINANCIAL INFORMATION...........................................    9
FINANCIAL STATEMENTS......................................................   12
PFL LIFE INSURANCE COMPANY................................................   12
THE FIDELITY VARIABLE ANNUITY ACCOUNT.....................................   12
THE VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II
 AND VARIABLE INSURANCE PRODUCTS FUND III.................................   13
 Performance..............................................................   15
 Additions, Deletions or Substitutions of Investments.....................   16
THE CONTRACTS.............................................................   16
 Purchase of the Contracts................................................   16
 Allocation and Reallocation of Net Purchase Payments.....................   17
 Value of Accumulation Units..............................................   18
 Surrenders...............................................................   18
 Right to Return the Contract.............................................   19
CONTRACT CHARGES..........................................................   19
 Administrative Charge....................................................   19
 Charges for Mortality Risk...............................................   20
 Deductions for Taxes.....................................................   20
 The Variable Insurance Products Fund, Variable Insurance Products Fund II
  and Variable Insurance Products Fund III Expenses.......................   20
BENEFITS UNDER THE CONTRACT...............................................   21
 Death Benefit............................................................   21
 IRS Required Distributions...............................................   21
ANNUITY PAYMENTS..........................................................   21
 Annuity Commencement Date................................................   21
 Election of Annuity Options..............................................   22
 Annuity Options..........................................................   22
 Determination of Annuity Payments........................................   23
 Adjustment of Annuity Payments...........................................   24
FEDERAL TAX MATTERS.......................................................   24
 Introduction.............................................................   24
 Taxation of Annuities in General.........................................   25
 Proposed Tax Legislation.................................................   26
GENERAL PROVISIONS........................................................   26
 Ownership of the Contract................................................   26
 Assignment...............................................................   27
 Beneficiary..............................................................   27
 Amendments...............................................................   27
 Suspension of Payment....................................................   27
 Non-Participating........................................................   27
 Misstatement of Age or Sex...............................................   27
DISTRIBUTION OF CONTRACTS.................................................   28
VOTING RIGHTS AND REPORTS.................................................   28
YEAR 2000 MATTERS.........................................................   29
LEGAL PROCEEDINGS.........................................................   29
STATEMENT OF ADDITIONAL INFORMATION.......................................   30
APPENDIX A................................................................   31

FIDELITY
INCOME
PLUS

PROSPECTUS

MAY 1, 1998

                                     INC-33

                      STATEMENT OF ADDITIONAL INFORMATION

                             FIDELITY INCOME PLUS

                     THE FIDELITY VARIABLE ANNUITY ACCOUNT

                  STATEMENT OF ADDITIONAL INFORMATION FOR THE
                     INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                  Offered by

                          PFL LIFE INSURANCE COMPANY

                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

  This Statement of Additional Information supplements the information found in the current Prospectus for the Individual Variable Annuity Contracts ("Contract") offered by PFL Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 1998, without charge by calling Fidelity Investments; for Sales information call toll free 800-544-2442; for Service and Account information call toll free 800-634-4672. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

Dated May 1, 1998

                               TABLE OF CONTENTS

                                                                     PROSPECTUS
                                                                PAGE    PAGE
                                                                ---- ----------
PFL Life Insurance Company.....................................   3      12
The Contracts..................................................   3      16
  Reallocation of Contract Values After the Annuity Commence-
   ment Date...................................................   3
  Accumulation Units...........................................   3      18
  Illustration of Accumulation Unit Value Calculations.........   4
  Reinvestment of Fund Distributions...........................   4
Contract Charges...............................................   5      19
  Administrative Charge........................................   5      19
  Charges for Mortality Risk...................................   5      20
Benefits Under the Contract....................................   5      21
  Death Benefit................................................   5      21
  IRS Required Distribution....................................   6      21
Annuity Payments...............................................   6      21
  Annuity Unit Value...........................................   6
  Annuity Payment Rates........................................   6
  Illustration of Calculations for Annuity Unit Value and
   Variable Annuity Payments...................................   6
  Performance..................................................   7
  Total Return.................................................   8
  Yields.......................................................   9
Federal Tax Matters............................................   9      24
  Tax Treatment of the Company.................................   9
  Diversification Requirements.................................  10
  Owner Control................................................  10
  Distribution Requirements....................................  10
Distribution of the Contracts..................................  11
Custody of Assets..............................................  11
State Regulation...............................................  11
Records and Reports............................................  12
Independent Auditors...........................................  12
Other Information..............................................  12
Financial Statements...........................................  12

                          PFL LIFE INSURANCE COMPANY

  PFL Life Insurance Company ("Company") is a stock life insurance company incorporated under the laws of the State of Iowa on April 19, 1961 under the name "NN Investors Life Insurance Company, Inc." On January 1, 1991, the name was changed from NN Investors Life Insurance Company, Inc. to PFL Life Insurance Company. All of its products, including life insurance, annuities, and accident and health insurance, have been approved by the various states where offered.

  All of the stock of the Company is indirectly owned by AEGON USA, Inc., an insurance holding company, which is a wholly-owned indirect subsidiary of AEGON, N.V., a holding company organized under the laws of The Netherlands and engaged, through subsidiaries and associated companies, mainly in the insurance and financial services industries.

                                 THE CONTRACTS

REALLOCATION OF CONTRACT VALUES AFTER THE ANNUITY COMMENCEMENT DATE

  After the Annuity Commencement Date, the Contract Owner may reallocate the value of a designated number of Annuity Units of a Sub-account, then credited to a Contract, into an equal value of Annuity Units of one or more other Sub-accounts. The reallocation shall be based on the relative value of the Annuity Units of the Sub-accounts at the end of the Valuation Date on the next payment date. The request must be in writing to our Administrative and Service Office. There is no charge assessed in connection with such reallocation. The Company reserves the right to limit the number of times a reallocation of Contract Value may be made in any given calendar year.

ACCUMULATION UNITS

  Upon allocation to the selected Sub-account, Net Purchase Payments are converted into Accumulation Units of the Sub-account. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to each Sub-account by the value of an Accumulation Unit for that Sub-account as next determined after the Purchase Payment is received at the Administrative and Service Office or, in the case of the initial Purchase Payment, when the Contract application is completed, whichever is later. The value of an Accumulation Unit was arbitrarily established at $1 at the inception of each Sub-account. Thereafter, the value of Accumulation Unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

  An index (the "Net Investment Factor") which measures the investment performance of a Sub-account during a Valuation Period is used to determine the value of an Accumulation Unit for the next subsequent Valuation Period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease or remain the same from one Valuation Period to the next. The Contract Owner bears this investment risk. The Net Investment Performance of a Sub-account and deduction of certain charges affect the Accumulation Unit Value.

  The Net Investment Factor for any Sub-account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result. For purposes of this calculation:

    (a) is the net result of:

      (1) the net asset value per share of the shares held in the Sub-account determined at the end of the current Valuation Period, plus

      (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the Sub-account if the ex-dividend date occurs during the current Valuation Period, plus or minus

      (3) a per share credit or charge for any taxes determined by the Company to have resulted from the investment operations of the Sub-account and for which it has created a reserve;

    (b) is the net asset value per share of the shares held in the Sub-account determined as of the end of the immediately preceding Valuation Period.

    (c) is the charge for mortality risk during the Valuation Period equal on an annual basis to 0.8% of the daily net asset value of the Sub-account.

             ILLUSTRATION OF ACCUMULATION UNIT VALUE CALCULATIONS

      FORMULA AND ILLUSTRATION FOR DETERMINING THE NET INVESTMENT FACTOR

  Net Investment Factor = A + B - C - E
                          ---------
                              D

Where: A =  The Net Asset Value of an Underlying Fund share as of the end of the current Valuation Period.

            Assume...................................... = $11.57

       B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.

            Assume........................................... = 0

       C = The per share charge or credit for any taxes reserved for at the end of the current Valuation Period.

            Assume........................................... = 0

       D = The Net Asset Value of an Underlying Fund share at the end of the immediately preceding Valuation Period.

            Assume...................................... = $11.40

       E = The daily deduction for mortality risk, which totals 0.8% on an annual basis.

            On a daily basis........................ = 0.00002183

Then, the Net Investment Factor = 11.57 + 0 - 0 - 0.00002183 = 1.01489045
                                  -------------
                                      11.40

FORMULA AND ILLUSTRATION FOR DETERMINING ACCUMULATION UNIT VALUE

Accumulation Unit Value = A X B

Where: A =  The Accumulation Unit Value for the immediately preceding
            Valuation Period.
            Assume........................................ = $1.347125

       B =  The Net Investment Factor for the current Valuation Period.
            Assume....................................... = 1.01489045

Then, the Accumulation Unit Value = $1.347125 X 1.01489045 = $1.367184

REINVESTMENT OF FUND DISTRIBUTIONS

  The Funds and the Formerly Eligible Funds have as a policy the current distribution of income and capital gains. However, under the Contracts, there is an automatic reinvestment of such distributions in the Funds.

                               CONTRACT CHARGES

ADMINISTRATIVE CHARGE

  The Company performs the administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

CHARGES FOR MORTALITY RISK

  A mortality risk charge equal to an annual charge of 0.8% of the daily net asset value of the Variable Account is deducted daily.

                          BENEFITS UNDER THE CONTRACT

DEATH BENEFIT

  During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Contract Owner may elect to have the Contract Value applied under any one of the Annuity Options. If no election of a method of settlement of the death benefit by the Contract Owner is in effect on the date of death of the Annuitant, the Beneficiary may elect (a) to receive the death benefit in the form of a cash payment; or (b) to have the Contract Value applied under one of the Annuity Options subject to the distribution after death rules described below in the case of Contracts issued after January 18, 1985; or (c) continue the Contract as the new Contract Owner/Annuitant if the contract was issued after January 18, 1985, and the Beneficiary was the surviving spouse of the Annuitant at the time of death. If settlement of the death benefit under an Annuity Option is elected, the Annuity Commencement Date shall be the date specified in the election but no later than ninety (90) days after receipt by the Company of notification of the death of the Annuitant. Either election described above may be made by filing with the Company a written election in such form as the Company may require. Any election of a method of settlement of the death benefit by the Contract Owner will become effective on the date it is received by the Company at its Administrative and Service Office. Any election of a method of settlement of the death benefit by the Beneficiary will become effective on the later of: (a) the date the election is received by the Company at its Administrative and Service Office: and (b) the date notification of death and due proof of the death of the Annuitant is received by the Company. If an election by the Beneficiary is not received by the Company within ninety (90) days following the date notification of the death of the Annuitant is received by the Company at its Administrative and Service Office, the Beneficiary will be deemed to have elected a cash payment as of the last day of the ninety (90) day period.

  If the death benefit is to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date the election is deemed to become effective. If the death benefit is to be paid to the Contract Owner or the Contract Owner's estate, payment will be made within seven (7) days of the date Due Proof of Death is received by the Company. Payment will be made in accordance with any applicable laws and regulations governing payment of death benefits. Notwithstanding the foregoing, the Company may be permitted to defer such payment in accordance with the Investment Company Act of 1940.

  The taxable portion of a lump sum payment of the death benefit is subject to tax at ordinary income rates. If the Beneficiary elects to receive the death benefit under an Annuity Option within sixty (60) days after the death benefit becomes payable in a lump sum, the Beneficiary will recognize such ordinary income as payments are received. However, if the election is not made within sixty (60) days after the lump sum first became payable, the entire death benefit will be subject to tax in the current tax year, irrespective of whether the death benefit is actually received as a lump sum or as a series of payments under an Annuity Option elected.

IRS REQUIRED DISTRIBUTION

  If the Contract Owner or any Joint Contract Owner of the Contract dies before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the designated beneficiary as described in this section so that the Contracts qualify as annuities under the Internal Revenue Code.

  For Contracts issued after January 18, 1985, if the death occurs on or after the Annuity Commencement Date, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Commencement Date, the Contract Value generally must be paid out to the beneficiary within five years after the death. However, if an Annuity Option is elected by the beneficiary, the Contract Value may be distributed as an annuity over the lifetime of the beneficiary, as long as the distribution does not extend beyond the life expectancy of the beneficiary and the distribution begins within one year after the Contract Owner's (or Joint Contract Owner's) death. If any portion of the Contract Owner's interest is payable to (or for the benefit of) the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. For Contracts issued before January 19, 1985, the Contract Value will be paid out in accordance with the Annuity Option elected by the beneficiary.

                               ANNUITY PAYMENTS

ANNUITY UNIT VALUE

  The amount of Variable Annuity Payments will vary with Annuity Unit Values. Annuity Unit Values rise if the net investment performance of the Sub-account exceeds the assumed interest rate, which is selected by the Annuitant upon the Annuity Commencement Date. Conversely, Annuity Unit Values fall if the net investment performance of the Sub-account is less than the assumed rate.

  The Annuity Unit Value of each Sub-account is arbitrarily established at $1.00 for the first Valuation Period of the particular Sub-account. The Annuity Unit Value for the particular Sub-account for any Valuation Period is determined by multiplying the Annuity Unit Value for the particular Sub-account for the immediately preceding Valuation Period by the Net Investment Factor for the particular Sub-account for the current Valuation Period, and then multiplying that product by a factor to neutralize the assumed interest rate used to establish the annuity payment rate found in the Contract.

ANNUITY PAYMENT RATES

  The Contract contains Annuity Payment Rates for each Annuity Option described in the Prospectus. The rates show, for each $1,000 applied, the dollar amount of the first monthly Variable Annuity Payment when this payment is based on the minimum guaranteed interest rate of 3.5% per year. The dollar amount of subsequent Variable Annuity Payments will depend upon changes in applicable Annuity Unit Values.

  The Annuity Payment Rates vary according to the Annuity Option elected and the sex and adjusted age of the Annuitant at the Annuity Commencement Date. The Contract also contains a table for determining the adjusted age of the Annuitant.

              ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                         AND VARIABLE ANNUITY PAYMENTS

          FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

Annuity Unit Value = A X B X C

Where: A =  Annuity Unit Value for the immediately preceding Valuation Period.
            Assume........................................ = $1.097696

       B = Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated.
            Assume......................................... = 1.005200

       C = A factor to neutralize the assumed interest rate of 3.5% built into the Annuity Tables used.
            Daily factor equals............................ = 0.999906

Then, the Annuity Unit Value is: $1.097696 X 1.005200 X 0.999906 = $1.103300

              FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF
                    FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First Monthly Variable Annuity Payment =  A  X B
                               $1,000

Where: A =  The Annuity Purchase Value as of the Annuity Commencement Date.
            Assume....................................... = $15,000.00

        B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant according to the tables contained in the Contract.
            Assume............................................ = $6.10

Then, the first Monthly Variable Annuity Payment = $15,000 X $6.10 = $91.50
                                                   -------
                                                    $1,000

        FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY
          UNITS REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of Annuity Units = A
                         ---
                          B

Where: A =  The dollar amount of the first monthly Variable Annuity Payment.
            Assume........................................... = $91.50

       B = The Annuity Unit Value for the Valuation Date on which the first monthly payment is due.
            Assume........................................ = $1.103300

Then, the number of Annuity Units =  $91.50  = 82.933019
                                   ---------
                                   $1.103300

PERFORMANCE

  Performance information for any Sub-account may be compared, in reports and advertising to: (1) the Standard & Poor's Composite Index of 500 Stocks ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

  Performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any Sub-account derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Sub-account's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

  The table below provides performance results for each Sub-account through 12/31/97. The performance information is based on the historical investment experience of the Sub-accounts and of the Portfolios. It does not indicate or represent future performance.

TOTAL RETURN

  Total returns quoted in advertising reflect all aspects of a Sub-account's return, including the automatic reinvestment by the separate account of all distributions and any change in the Sub-account's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Sub-account over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Sub-account's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Sub-account.

  Table 1 shows the average annual total return on a hypothetical investment in the Sub-accounts for the last year, three years, five years, and from the date that the Portfolios began operations, assuming that the Contract was surrendered December 31, 1997. For any Portfolio in existence ten years or more, figures are shown for a ten year period rather than for the life of the Portfolio. The average annual total returns shown in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T) = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. The returns reflect the mortality charge (.80% on an annual basis) and the administrative charge.

Table 1: Average Annual Total Return for Period Ending on 12/31/97

                                                              SUB-ACCOUNT
                              1 YEAR 3 YEAR 5 YEAR  LIFE     INCEPTION DATE
                              ------ ------ ------ ------    --------------
VIP MONEY MARKET*              4.62%  4.71%  3.97%  4.96%**     03/31/82
VIP HIGH INCOME               16.70% 16.43% 12.98% 11.83%**     09/11/85
VIP EQUITY INCOME             27.06% 24.49% 19.14% 15.73%**     10/08/86
VIP GROWTH                    22.47% 23.20% 17.02% 16.18%**     10/08/86
VIP OVERSEAS                  10.64% 10.55% 13.15%  8.67%**     01/27/87
VIP II INVESTMENT GRADE BOND   8.16%  8.79%  6.21%  7.36%       06/05/89
VIP II ASSET MANAGER          19.66% 16.40% 12.00% 12.64%       05/29/90
VIP II INDEX 500              31.61%  N/A    N/A   27.52%       09/01/95
VIP II ASSET MANAGER GROWTH   24.04%  N/A    N/A   18.75%       09/05/95
VIP II CONTRAFUND             23.12%  N/A    N/A   19.35%       09/01/95
VIP III BALANCED               N/A    N/A    N/A   14.98%***    05/01/97
VIP III GROWTH OPPORTUNITIES   N/A    N/A    N/A   23.24%***    05/01/97
VIP III GROWTH & INCOME        N/A    N/A    N/A   24.11%***    05/01/97

* There can be no assurance that the VIP Money Market portfolio will maintain a stable $1.00 share price. None of the portfolios are insured or guaranteed by the U.S. Government.

** Figure is for 10 years.

*** Represents the total return (not annualized) for the period May 1, 1997, to December 31, 1997.

  Total returns are historical and include change in unit price and the automatic reinvestment of dividends and capital gains. Principal, investment returns (except VIP Money Market Portfolio) and yields will fluctuate and there is no guarantee you will receive back your original principal. Average Annual Total Returns and Yield include all insurance contract charges: 0.8% annuity mortality risk charge and $35 annual administrative charge.

  In these examples, the $35 Annual Service Charge is reflected as a charge of 0.034% based on an average Policy Value of $104,407.

YIELDS

  Yields quoted in advertising for the VIP Money Market Sub-account reflect the change in value of a hypothetical investment in the Sub-account over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Current yield for the VIP Money Market Sub-account reflects the income generated by a Sub-account over a 7-day period. Current yield is calculated by determining the net change, (exclusive of capital changes and income other than investment income), in the value of a hypothetical account having one Accumulation Unit at the beginning of the period adjusting for the administrative charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield for the VIP Money Market Sub-account is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according the formula Effective
Yield = [(Base Period Return + 1)] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield. For the 7-day period ending on 12/31/97 the VIP Money Market Sub-account had a current yield of 4.75% and an effective yield of 4.86%.

                              FEDERAL TAX MATTERS

TAX TREATMENT OF THE COMPANY

  The Company is taxed as a life insurance company under Subchapter L of the Code. Since the Variable Account is not an entity separate from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Variable Account are reinvested and are taken into account in determining Contract Values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Contract. Under existing federal income tax law, the Company believes that Variable Account investment income and realized net capital gains should not be taxed, to the extent that such income and gains are retained as part of the reserves under the Contracts.

DIVERSIFICATION REQUIREMENTS

  Section 817(h) of the Code provides in substance that Section 72 of the Code will not apply and the Company will not be treated as the owner of the assets of the Company's segregated account unless the investments made by the segregated account are "adequately diversified" in accordance with regulations prescribed by the Treasury. If the segregated account is not "adequately diversified," any increase in the value of a variable annuity contract will be taxed to the contract owner currently.

  The Variable Account, through the Funds, intends to comply with the diversification requirements under Section 817(h) as prescribed by the Treasury. Although the Company does not control the Funds, it believes that FMR, as the manager of the investments of each of the Funds' Portfolios, will comply with the diversification rules set forth in the Regulations. Accordingly, the Company believes that it will be treated as the owner of the segregated account assets invested in shares of the Funds and the Contracts issued by the Company will be taxed as annuities under Section 72 of the Code.

OWNER CONTROL

  In certain circumstances, owners of variable annuity contracts may be considered the owners for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contractowner's gross income. The IRS has stated in published ruling that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

  The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the Contract Owner has the choice of one or more Subaccounts in which to allocate premiums and Contract values, and may be able to transfer among Subaccounts more frequently than in such rulings, or if a Subaccount is too narrow in its investment strategy (e.g., a fund that invests only in gold or stock of gold mining companies), or if Contract Owners have too many subaccount options to select. These differences could result in the Contract Owner being treated as the owner of the assets of the Variable Account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of a pro rata share of assets of Variable Account.

DISTRIBUTION REQUIREMENTS

  The Code also requires that Nonqualified Contracts contain specific provisions for distribution of Contract proceeds upon the death of any Owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such Contracts provide that if any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owner's death. If any Owner dies before the Annuity Commencement Date, the entire interest in the Contract must generally be distributed within 5 years after such Owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. However, if upon such Owner's death occurs prior to the Annuity Commencement Date, such Owner's surviving spouse is named the beneficiary, then the Contract may be continued with the surviving spouse as the new Owner receiving the one-time adjustment to the Contract Value. If any Owner is not a natural person, then for purposes of these distribution requirements, the primary Annuitant shall be treated as the Owner and any death or change of such primary Annuitant shall be treated as the death of the Owner. The Nonqualified Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements.

                         DISTRIBUTION OF THE CONTRACTS

  The Contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the Contracts is continuous and the Company does not anticipate discontinuing the offering of the Contracts. However, the Company reserves the right to discontinue the offering of the Contracts.

  The Contracts will be distributed through Fidelity Brokerage Services, Inc., the principal underwriter of the Contracts, and Fidelity Insurance Agency, Inc., which are affiliated with FMR. During 1997, the amount paid to Fidelity Insurance Agency, Inc. for its services as a general insurance agency was $4,476,712. Amounts paid for these services in 1996, 1995 and 1994 were $4,136,279, $3,398,244 and $3,511,300, respectively.

                               CUSTODY OF ASSETS

  The assets of each of the Sub-accounts are held by the Company. The assets of the Variable Account and each of the Sub-accounts thereunder are kept physically segregated and held separate and apart from the general account assets of the Company. The Company maintains records of all purchases and redemptions of shares of the Fund held by each of the Sub-accounts. Additional protection for the assets of the Variable Account is afforded by the Company's fidelity bond presently in the amount of $5 million covering the acts of officers and employees of the Company.

                               STATE REGULATION

  The Company is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine the Company's contract liabilities and reserves so that the Division of Insurance may certify the items are correct. The Company's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                              RECORDS AND REPORTS

  All records and accounts relating to the Variable Account will be maintained by the Company. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. The Company will also mail to Contract Owners confirmation of each financial transaction and semi-annual Account Statements reflecting the Contract Value of a particular Contract.

                             INDEPENDENT AUDITORS

  The financial statements of PFL Life Insurance Company at December 31, 1997 and 1996, and for each of three years in the period ended December 31, 1997, and the financial statements of The Fidelity Variable Annuity Account at December 31, 1997 and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309-2764.

                               OTHER INFORMATION

  A Registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of the documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

  The values of the interest of Contract Owners in the Variable Account will be affected solely by the investment results of the selected Sub-account(s). The financial statements of the Company as contained herein should be considered only as bearing upon the Company's ability to meet its obligations to Contract Owners under the Contracts, and they should not be considered as bearing on the investment performance of the Sub-accounts.

                     FINANCIAL STATEMENTS - STATUTORY BASIS

                          PFL LIFE INSURANCE COMPANY

                 YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                      WITH REPORT OF INDEPENDENT AUDITORS

                          PFL Life Insurance Company

                     Financial Statements - Statutory Basis


                 Years ended December 31, 1997, 1996 and 1995



                                   CONTENTS

Report of Independent Auditors.................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis................................  3
Statements of Operations - Statutory Basis......................  5
Statements of Changes in Capital and Surplus - Statutory Basis..  6
Statements of Cash Flows - Statutory Basis......................  7
Notes to Financial Statements - Statutory Basis.................  9

[LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

                        Report of Independent Auditors



The Board of Directors
PFL Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of PFL Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

      Ernst & Young LLP is a member of Ernst & Young International, Ltd.

[LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                           /s/ Ernst & Young LLP

February 27, 1998

                          PFL Life Insurance Company

                        Balance Sheets - Statutory Basis
               (Dollars in thousands, except per share amounts)

                                                                   DECEMBER 31
                                                               1997            1996
                                                        --------------------------------
ADMITTED ASSETS
Cash and invested assets:
 Cash and short-term investments                              $   23,939      $   50,737
 Bonds                                                         4,913,144       4,773,433
 Stocks:
  Preferred                                                        2,750           3,097
  Common (cost:  1997 - $33,058; 1996 - $23,212)                  42,345          32,038
  Affiliated entities (cost:  1997 - $10,798; 1996 -
   $14,893)                                                        8,031           6,934

 Mortgage loans on real estate                                   935,207         911,705
 Real estate, at cost less accumulated depreciation
  ($8,655 in 1997; $11,338 in 1996):
  Home office properties                                           8,283          10,372
  Properties acquired in satisfaction of debt                     11,814          12,260
  Investment properties                                           36,416          35,922
 Policy loans                                                     57,136          54,214
 Other invested assets                                            29,864          16,343
                                                        --------------------------------
Total cash and invested assets                                 6,068,929       5,907,055

Premiums deferred and uncollected                                 16,101          16,345
Accrued investment income                                         69,662          70,401
Short-term notes receivable from affiliate                            --          53,900
Federal income taxes recoverable                                      --           4,018
Transfers from separate accounts                                  60,193          38,528
Other assets                                                      37,624          31,215
Separate account assets                                        2,517,365       1,844,515
                                                        --------------------------------
Total admitted assets                                         $8,769,874      $7,965,977
                                                        ================================

See accompanying notes.

                                                                   DECEMBER 31
                                                               1997            1996
                                                           -----------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                        $  884,018      $  736,100
  Annuity                                                      4,204,125       4,408,419
  Accident and health                                            169,328         139,269
 Policy and contract claim reserves:
  Life                                                             8,635           7,369
  Accident and health                                             57,713          66,988
 Other policyholders' funds                                      143,831         126,672
 Remittances and items not allocated                             153,745          64,064
 Asset valuation reserve                                          69,825          54,851
 Interest maintenance reserve                                     30,287          23,745
 Federal income taxes payable                                      1,889              --
 Short-term notes payable to affiliates                           16,400              --
 Other liabilities                                                75,070          70,663
 Payable to affiliates                                            13,240           4,975
 Separate account liabilities                                  2,512,406       1,844,515
                                                        --------------------------------
Total liabilities                                              8,340,512       7,547,630

Commitments and contingencies

Capital and surplus:
 Common stock, $10 par value, 500 shares authorized,
  266 issued and outstanding                                       2,660           2,660

 Paid-in surplus                                                 154,282         154,129
 Unassigned surplus                                              272,420         261,558
                                                        --------------------------------
Total capital and surplus                                        429,362         418,347
                                                        --------------------------------
Total liabilities and capital and surplus                     $8,769,874      $7,965,977
                                                        ================================

See accompanying notes.

                          PFL Life Insurance Company

                   Statements of Operations - Statutory Basis
                            (Dollars in thousands)

                                                                          YEAR ENDED DECEMBER 31
                                                              1997                 1996                 1995
                                                           --------------------------------------------------------
Revenues:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                         $  202,435           $  204,872           $  114,704
  Annuity                                                         657,695              725,966              921,452
  Accident and health                                             207,982              227,862              232,738
 Net investment income                                            446,424              428,337              392,685
 Amortization of interest maintenance reserve                       3,645                2,434                4,341
 Commissions and expense allowances on reinsurance
  ceded                                                            49,859               73,931               77,071
                                                           --------------------------------------------------------
                                                                1,568,040            1,663,402            1,742,991
Benefits and expenses:
 Benefits paid or provided for:
  Life and accident and health benefits                           146,583              147,024              146,346
  Surrender benefits                                              658,071              512,810              498,626
  Other benefits                                                  126,495              101,288               88,607
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                           149,575              140,126               50,071
   Annuity                                                       (203,139)             188,002              528,330
   Accident and health                                             30,059               26,790               17,694
   Other                                                           16,998               19,969               16,017
                                                           --------------------------------------------------------
                                                                  924,642            1,136,009            1,345,691
 Insurance expenses:
  Commissions                                                     157,300              177,466              200,706
  General insurance expenses                                       57,571               57,282               57,623
  Taxes, licenses and fees                                          8,715               13,889               15,700
  Net transfers to separate accounts                              297,480              171,785               42,981
  Other expenses                                                      119                  526                  760
                                                           --------------------------------------------------------
                                                                  521,185              420,948              317,770
                                                           --------------------------------------------------------
                                                                1,445,827            1,556,957            1,663,461
                                                           --------------------------------------------------------

Gain from operations before federal income taxes and
 net realized capital gains (losses) on investments               122,213              106,445               79,530

Federal income tax expense                                         43,381               41,177               33,335
                                                           --------------------------------------------------------

Gain from operations before net realized capital
 gains (losses) on investments                                     78,832               65,268               46,195


Net realized capital gains (losses) on investments
 (net of related federal income taxes and amounts
 transferred to interest maintenance reserve)                       7,159               (3,503)             (18,096)

                                                           --------------------------------------------------------
Net income                                                     $   85,991           $   61,765           $   28,099
                                                           ========================================================

See accompanying notes.

                          PFL Life Insurance Company

        Statements of Changes in Capital and Surplus - Statutory Basis
                            (Dollars in thousands)

                                                                                                       TOTAL CAPITAL
                                                   COMMON STOCK        PAID-IN         UNASSIGNED       AND SURPLUS
                                                                       SURPLUS          SURPLUS

                                                 ---------------------------------------------------------------------
Balance at January 1, 1995                                 $2,660         $114,129         $211,552          $328,341
 Capital contribution                                           -           40,000                -            40,000
 Net income for 1995                                            -                -           28,099            28,099
 Net unrealized capital losses                                  -                -           (7,574)           (7,574)
 Decrease in non-admitted assets                                -                -               50                50
 Increase in asset valuation reserve                            -                -           (5,946)           (5,946)
 Surplus effect of ceding commissions
  associated with the sale of a division                        -                -               35                35
 Cancellation of reinsurance agreement                          -                -              585               585
 Amendment of reinsurance agreement                             -                -              419               419
 Transfer of subsidiary investment to
  stockholder                                                   -                -           (3,250)           (3,250)
 Change in reserve valuation methodology                        -                -             (501)             (501)
 Increase in liability for reinsurance in
  unauthorized companies                                        -                -           (2,730)           (2,730)
                                                 ---------------------------------------------------------------------
Balance at December 31, 1995                                2,660          154,129          220,739           377,528
 Net income for 1996                                            -                -           61,765            61,765
 Net unrealized capital gains                                   -                -            2,351             2,351
 Increase in non-admitted assets                                -                -             (148)             (148)
 Increase in asset valuation reserve                            -                -          (10,930)          (10,930)
 Dividend to stockholder                                        -                -          (20,000)          (20,000)
 Prior period adjustment                                        -                -            5,025             5,025
 Surplus effect of sale of a division                           -                -             (384)             (384)
 Surplus effect of ceding commission
  associated with the sale of a division                        -                -               29                29
  Amendment of reinsurance agreement                            -                -              421               421
 Decrease in liability for reinsurance in
  unauthorized companies                                        -                -            2,690             2,690
                                                 ---------------------------------------------------------------------
Balance at December 31, 1996                                2,660          154,129          261,558           418,347
 Capital contribution                                           -              153                -               153
 Net income for 1997                                            -                -           85,991            85,991
 Net unrealized capital gains                                   -                -            3,592             3,592
 Increase in non-admitted assets                                -                -             (481)             (481)
 Increase in asset valuation reserve                            -                -          (14,974)          (14,974)
 Dividend to stockholder                                        -                -          (62,000)          (62,000)
 Surplus effect of sale of a division                           -                -             (161)             (161)
 Surplus effect of ceding commissions
  associated with the sale of a division                        -                -                5                 5
 Surplus effect of amendment of reinsurance                     -                -              389               389
  agreement
 Surplus effect of reinsurance agreement                        -                -              402               402
 Increase in liability for reinsurance in
  unauthorized companies                                        -                -           (1,901)           (1,901)
                                                ---------------------------------------------------------------------
Balance at December 31, 1997                               $2,660         $154,282         $272,420          $429,362
                                                =====================================================================

See accompanying notes.

                          PFL Life Insurance Company

                  Statements of Cash Flows - Statutory Basis
                            (Dollars in thousands)


                                                                          YEAR ENDED DECEMBER 31
                                                              1997                 1996                 1995
                                                     --------------------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance         $ 1,119,936          $ 1,240,748          $ 1,353,407
Net investment income                                             452,091              431,456              398,051
Life and accident and health claims                              (154,383)            (147,556)            (140,798)
Surrender benefits and other fund withdrawals                    (658,071)            (512,810)            (498,626)
Other benefits to policyholders                                  (126,462)            (101,254)             (88,519)
Commissions, other expenses and other taxes                      (225,042)            (248,321)            (278,241)
Net transfers to separate accounts                               (319,146)            (210,312)             (42,981)
Federal income taxes, excluding tax on capital gains              (47,909)             (35,551)             (32,905)
Cash paid in conjunction with an amendment of a
 reinsurance agreement                                             (4,826)              (5,812)
Repayment of intercompany notes and receivables, net                    -                    -              (48,070)
Cash received in connection with a reinsurance
 agreement                                                          1,477                    -                    -

Other, net                                                         89,693              (41,677)              62,345
                                                     --------------------------------------------------------------
Net cash provided by operating activities                         127,358              368,911              683,663

INVESTING ACTIVITIES
Proceeds from investment sold, matured or repaid:
 Bonds and preferred stocks                                     3,284,095            2,112,831            1,757,229
 Common stocks                                                     34,004               27,214               20,338
 Mortgage loans on real estate                                    138,162               74,351               36,550
 Real estate                                                        6,897               18,077               23,203
 Cash received from ceding commissions associated
  with the sale of a division                                           8                   45                   55
 Other                                                             57,683               22,568                8,258
                                                     --------------------------------------------------------------
                                                                3,520,849            2,255,086            1,845,633

Cost of investments acquired:
 Bonds and preferred stocks                                    (3,411,442)          (2,270,105)          (2,294,195)
 Common stocks                                                    (37,339)             (29,799)             (23,284)
 Mortgage loans on real estate                                   (159,577)            (324,381)            (192,292)
 Real estate                                                       (2,013)                (222)             (10,188)
 Policy loans                                                      (2,922)              (1,539)                (877)
 Cash paid in association with the sale of a division                   -                 (539)                   -
 Cash paid in conjunction with sales of a division                   (591)                (123)                   -
 Other                                                            (15,674)              (6,404)              (2,670)
                                                     --------------------------------------------------------------
                                                               (3,629,558)          (2,633,112)          (2,523,506)
                                                     --------------------------------------------------------------
Net cash used in investing activities                            (108,709)            (378,026)            (677,873)

                          PFL Life Insurance Company

                            (Dollars in thousands)

                                                                        YEAR ENDED DECEMBER 31
                                                              1997                1996               1995
                                                     -----------------------------------------------------------

FINANCING ACTIVITIES
Issuance of short-term intercompany notes payable           $     16,400       $           -        $     40,000
Capital contribution                                                 153                   -                   -
Dividends to stockholder                                         (62,000)            (20,000)                  -
                                                     -----------------------------------------------------------
Net cash provided by (used in) financing activities              (45,447)            (20,000)             40,000
                                                     -----------------------------------------------------------
Increase (decrease) in cash and short-term
 investments                                                     (26,798)            (29,115)             45,790

Cash and short-term investments at beginning of year              50,737              79,852              34,062
                                                     -----------------------------------------------------------
Cash and short-term investments at end of year              $     23,939       $      50,737        $     79,852
                                                     ===========================================================


See accompanying notes.

                          PFL Life Insurance Company

                Notes to Financial Statements - Statutory Basis
                            (Dollars in thousands)

                               December 31, 1997


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

In connection with the sale of certain affiliated companies, the Company has assumed various blocks of business from these former affiliates through mergers. In addition, the Company has canceled or entered into several coinsurance and reinsurance agreements with affiliates and non-affiliates. The following is a description of those transactions:

 . During 1996, the Company sold its North Richland Hills, Texas health administrative operations known as The Insurance Center. The transaction resulted in the transfer of substantially all employees and office facilities to United Insurance Companies, Inc. ("UICI"). All inforce business will continue to be shared by UICI and the Company and its affiliates through the existing coinsurance agreements. After a short transition period, all new business produced by United Group Association, an independent insurance agency, will be written by the insurance subsidiaries of UICI and will not be shared with the Company and its affiliates through coinsurance arrangements. As a result of the sale, during 1996 the Company transferred $123 in assets, substantially all of which was cash, and $70 of liabilities. The difference between the assets and liabilities of $(53) plus a tax credit of $19 was charged directly to unassigned surplus. During 1997, the Company transferred $591 in assets, substantially all of which was cash and $343 of liabilities. The difference between the assets and liabilities of $(248) net of a tax credit of $87 was charged directly to unassigned surplus.

 . Effective December 31, 1995, the Company canceled a coinsurance agreement with its parent, First AUSA. As a result of the cancellation, the Company transferred $825 of assets and $1,712 of liabilities. The difference between the assets and liabilities, net of a tax effect of $302 was credited directly to unassigned surplus.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 . On January 1, 1994, the Company entered into an agreement with a non-affiliate reinsurer to increase the reinsurance ceded by 2-1/2% each year (primarily group health business). As a result, the Company transferred $4,303 in assets and liabilities of $4,467 during 1995. The difference between the assets and liabilities of $164, plus a tax credit of $255, was credited directly to unassigned surplus. During 1996, the Company transferred $5,991 in assets, including $5,812 of cash and short-term investments and liabilities of $6,146. The difference between the assets and liabilities of $155, plus a tax credit of $266 was credited directly to unassigned surplus. During 1997, the Company transferred $5,045 in assets, including $4,826 of cash and short-term investments, and liabilities of $5,164. The difference between the assets and liabilities of $119 plus a tax credit of $270 was credited directly to unassigned surplus.

 . During 1993, the Company sold the Oakbrook Division (primarily group health business). The initial transfer of risk occurred through an indemnity reinsurance agreement. The policies will then be assumed by the reinsurer by novation as state regulatory and policyholder approvals are received. During 1996, the Company paid $539 in association with this sale; the payment, net of a tax credit of $189, were charged directly to unassigned surplus. In addition, the Company will receive from the third party administrator a ceding commission of one percent of the premiums collected between January 1, 1994 and December 31, 1996. As a result of the sale, in 1995, the Company received $55 for ceding commissions; the commissions net of the related tax effect of $20 was credited directly to unassigned surplus. During 1996, the Company received $45 for ceding commissions; the commissions net of the related tax effect of $(16) was charged directly to unassigned surplus. In 1997, the Company received $8 for ceding commissions; the commissions net of the related tax effect of $3 was credited directly to unassigned surplus.

 . During 1997, the Company entered into a reinsurance agreement with a non-affiliate. As a result of the agreement, the Company received $1,480 of assets, including $1,477 of cash and short-term securities, and $861 of liabilities. The difference between the assets and liabilities of $619, net of a tax effect of $217 was credited directly to unassigned surplus.

NATURE OF BUSINESS

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are primarily through the Company's agents and financial institutions.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid;

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (m) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations; and (n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company.

The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be cash equivalents.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of affiliated and unaffiliated companies, which includes shares of mutual funds (money market and other), are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1997, 1996 and 1995, the Company excluded investment income due and accrued of $177, $1,541 and $2,272, respectively, with respect to such practices.

The Company uses interest rate swaps and caps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into interest-rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreements is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. Unamortized cost of the agreements is included in other assets.

AGGREGATE POLICY RESERVES

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                          PFL Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNTS

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $281,095, $227,864 and $133,386 in 1997, 1996 and 1995, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

                          PFL Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain reclassifications have been made to the 1996 and 1995 financial statements to conform to the 1997 presentation.


2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

 Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

 Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

 Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying value.

                          PFL Life Insurance Company

                            (Dollars in thousands)



2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Interest rate cap and interest rate swaps: Estimated fair value of the interest rate cap is based upon the latest quoted market price.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107 and No. 119:

                                                        DECEMBER 31
                                           1997                             1996
                               ------------------------------   ------------------------------
                                   CARRYING                         Carrying
                                     VALUE       FAIR VALUE           Value       FAIR VALUE
                               ------------------------------   ------------------------------
 ADMITTED ASSETS
 Bonds                              $4,913,144     $5,046,527        $4,773,433     $4,867,770
 Preferred stocks                        2,750          8,029             3,097          7,133
 Common stocks                          42,345         42,345            32,038         32,038
 Affiliated common stock                 8,031          8,031             6,934          6,934
 Mortgage loans on real estate         935,207        983,720           911,705        922,010
 Policy loans                           57,136         57,136            54,214         54,214
 Cash and short-term
  investments                           23,939         23,939            50,737         50,737

 Interest rate cap                       5,618          1,513             6,797          6,975
 Interest rate swaps                         -          2,546                 -              -
 Separate account assets             2,517,365      2,517,365         1,844,515      1,844,515

 LIABILITIES
 Investment contract liabilities     4,345,181      4,283,461         4,532,568      4,398,630
 Separate account liabilities        2,452,205      2,452,205         1,803,057      1,803,057

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS

The carrying value and estimated fair value of investments in debt securities were as follows:

                                                                      GROSS           GROSS       ESTIMATED
                                                    CARRYING        UNREALIZED     UNREALIZED        FAIR
                                                      VALUE           GAINS          LOSSES          VALUE
                                              -----------------------------------------------------------------
DECEMBER 31, 1997
Bonds:
  United States Government and agencies            $  188,241        $  2,562        $    (21)      $  190,782
  State, municipal and other government                61,532           2,584          (1,774)          62,342
  Public utilities                                    121,582           5,384          (2,952)         124,014
  Industrial and miscellaneous                      1,955,587          85,233          (7,752)       2,033,068
  Mortgage-backed securities                        2,586,202          55,382          (5,263)       2,636,321
                                             -----------------------------------------------------------------
                                                    4,913,144         151,145         (17,762)       5,046,527
 Preferred stocks                                       2,750           5,279               -            8,029
                                             -----------------------------------------------------------------
                                                   $4,915,894        $156,424        $(17,762)      $5,054,556
                                             =================================================================
DECEMBER 31, 1996
 Bonds:
  United States Government and agencies            $  136,450        $  3,301        $    180       $  139,571
  State, municipal and other government                59,644           1,906             177           61,373
  Public utilities                                    147,918           5,616           1,020          152,514
  Industrial and miscellaneous                      1,958,681          64,710           8,105        2,015,286
  Mortgage-backed securities                        2,470,740          43,896          15,610        2,499,026
                                             -----------------------------------------------------------------
                                                    4,773,433         119,429          25,092        4,867,770
 Preferred stocks                                       3,097           4,036               -            7,133
                                             -----------------------------------------------------------------
                                                   $4,776,530        $123,465        $ 25,092       $4,874,903
                                             =================================================================

The carrying value and estimated fair value of bonds at December 31, 1997, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                               CARRYING      ESTIMATED
                                                                 VALUE       FAIR VALUE
                                                             ----------------------------
 Due in one year or less                                       $  132,834      $  133,608
 Due after one year through five years                          1,036,862       1,066,474
 Due after five years through ten years                           886,542         915,229
 Due after ten years                                              270,704         294,895
                                                             ----------------------------
                                                                2,326,942       2,410,206
 Mortgage and other asset-backed securities                     2,586,202       2,636,321
                                                             ----------------------------
                                                               $4,913,144      $5,046,527
                                                             ============================

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

A detail of net investment income is presented below:

                                             YEAR ENDED DECEMBER 31
                                        1997          1996          1995
                                      --------------------------------------
 Interest on bonds and notes            $373,496      $364,356      $342,182
 Dividends on equity investments           1,460         1,436         1,822
 Interest on mortgage loans               80,266        69,418        52,702
 Rental income on real estate              7,501         9,526        10,443
 Interest on policy loans                  3,400         3,273         3,112
 Other investment income                     613         1,799         1,803
                                      --------------------------------------

 Gross investment income                 466,736       449,808       412,064

 Investment expenses                      20,312        21,471        19,379
                                      --------------------------------------
 Net investment income                  $446,424      $428,337      $392,685
                                      ======================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                               YEAR ENDED DECEMBER 31
                                       1997             1996             1995
                                   ----------------------------------------------
 Proceeds                             $3,284,095       $2,112,831      $1,757,229
                                   ==============================================


 Gross realized gains                 $   30,094       $   19,876      $   19,721
 Gross realized losses                   (17,265)         (19,634)        (34,399)
                                   ----------------------------------------------
 Net realized gains (losses)          $   12,829       $      242      $  (14,678)
                                   ==============================================

At December 31, 1997, investments with an aggregate carrying value of $5,944,376 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                            REALIZED
                                             ---------------------------------------
                                                     YEAR ENDED DECEMBER 31
                                                1997           1996          1995
                                             ---------------------------------------

 Debt securities                                $ 12,829       $   242      $(14,678)
 Short-term investments                              (19)         (197)           24
 Equity securities                                 6,972         1,798           504
 Mortgage loans on real estate                     2,252        (5,530)       (1,053)
 Real estate                                       4,252         1,210        (1,908)
 Other invested assets                             1,632            12          (970)
                                             ---------------------------------------
                                                  27,918        (2,465)      (18,081)

 Tax effect                                      (10,572)       (1,235)        7,878
 Transfer to interest maintenance reserve        (10,187)          197        (7,891)
                                             ---------------------------------------
 Net realized gains (losses)                    $  7,159       $(3,503)     $(18,096)
                                             =======================================

                                                      CHANGE IN UNREALIZED
                                             ---------------------------------------
                                                      YEAR ENDED DECEMBER 31
                                                1997          1996            1995
                                             ----------------------------------------
 Debt securities                                 $40,289     $(115,867)     $355,560
 Equity securities                                 5,653         2,929       (16,379)
                                             ----------------------------------------
 Change in unrealized appreciation
  (depreciation)                                 $45,942     $(112,938)     $339,181
                                             =======================================

Gross unrealized gains and gross unrealized losses on equity securities were as follows:

                                                           DECEMBER 31
                                                 1997          1996         1995
                                             ---------------------------------------
 Unrealized gains                                $10,356       $ 9,590      $ 6,833
 Unrealized losses                                (3,836)       (8,723)      (8,895)
                                             ---------------------------------------
 Net unrealized gains (losses)                   $ 6,520       $   867      $(2,062)
                                             =======================================

                                      19

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

During 1997, the Company issued mortgage loans with interest rates ranging from 7.32% to 8.62%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 80%. Mortgage loans with a carrying value of $237 were non-income producing for the previous twelve months. Accrued interest of $79 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

During 1996 and 1995, mortgage loans of $13,163 and $1,644, respectively, were foreclosed and transferred to real estate. No mortgage loans were foreclosed during 1997. At December 31, 1997 and 1996, the Company held a mortgage loan loss reserve in the asset valuation reserve of $11,985 and $5,432, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

      GEOGRAPHIC DISTRIBUTION                   PROPERTY TYPE DISTRIBUTION
--------------------------------------    --------------------------------------
                         DECEMBER 31                             DECEMBER 31
                        1997     1996                           1997     1996
                       ---------------                         ---------------
  South Atlantic         29%    26%        Retail                35%     37%
  Pacific                15     13         Office                31      34
  E. North Central       12     15         Apartment             14      14
  Mountain               10     10         Other                 14      12
  W. South Central        9     12         Industrial             6       3
  E. South Central        8      9
  Middle Atlantic         7      6
  W. North Central        6      6
  New England             4      3

At December 31, 1997, the Company had the following investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve:

        DESCRIPTION OF SECURITY OR ISSUER                   CARRYING VALUE
--------------------------------------------------      ----------------------
Bonds:
 Structured Asset Securities Corporation                        $66,650
 Countrywide Mortgage Backed Securities, Inc.                    94,918

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include interest rate exchange agreements (swaps and caps), options, and commitments to extend credit and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1997 and 1996, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                              NOTIONAL AMOUNT
                                                             1997         1996
                                                          -----------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed  pay floating                             $100,000      $      -
   Receive floating (uncapped) - pay floating (capped)       67,229             -
 Interest rate cap agreements                               500,000       500,000

4. REINSURANCE

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

                          PFL Life Insurance Company

                            (Dollars in thousands)



4. REINSURANCE (CONTINUED)

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  1997           1996            1995
                                          --------------------------------------------------
 Direct premiums                              $1,312,446      $1,457,450      $1,591,531
 Reinsurance assumed                               2,038           1,796           2,356
 Reinsurance ceded                              (246,372)       (300,546)       (324,993)
                                          --------------------------------------------------
 Net premiums earned                          $1,068,112      $1,158,700      $1,268,894
                                          ==================================================

The Company received reinsurance recoveries in the amount of $183,638, $168,155 and $167,287 during 1997, 1996 and 1995, respectively. At December 31, 1997 and 1996, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $60,437 and $63,226, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1997 and 1996 of $2,434,130 and $2,737,441, respectively.

At December 31, 1997, amounts recoverable from unauthorized reinsurers of $73,080 (1996 $73,434) and reserve credits for reinsurance ceded of $78,838 (1996 $55,035) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $117,686 at December 31, 1997 that can be drawn on for amounts that remain unpaid for more than 120 days.


5. INCOME TAXES

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                          PFL Life Insurance Company

                            (Dollars in thousands)



5. INCOME TAXES (CONTINUED)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before taxes and realized capital losses for the following reasons:

                                                             YEAR ENDED DECEMBER 31
                                                       1997           1996           1995
                                                 -------------------------------------------
 Computed tax at federal statutory rate (35%)         $42,775        $37,256       $27,835
 Tax reserve adjustment                                 2,004          2,211         2,405
 Excess tax depreciation                                 (392)          (384)         (365)
 Deferred acquisition costs  tax basis                  4,308          5,583         4,581
 Prior year over accrual                               (1,016)          (499)         (306)
 Dividend received deduction                             (941)          (454)          (56)
 Charitable contribution                                 (848)             -             -
 Other items  net                                      (2,509)        (2,536)         (759)
                                                 -------------------------------------------
 Federal income tax expense                           $43,381        $41,177       $33,335
                                                 ===========================================

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 1997). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1987. During 1996, there was a $5,025 prior period adjustment to the tax accrual. This included a $2,100 writeoff of an intangible asset for tax purposes, and a federal income tax refund of $1,829 for tax years 1984-1986 and related interest of $1,686, net of a tax effect of $590. An examination is underway for years 1988 through 1995.


6. POLICY AND CONTRACT ATTRIBUTES

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately .9% and 1.0% of ordinary life insurance in force at December 31, 1997 and 1996, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                        DECEMBER 31
                                                         1997                                 1996
                                          -------------------------------      --------------------------------
                                                                PERCENT                               PERCENT
                                                 AMOUNT         OF TOTAL              AMOUNT         OF TOTAL
                                          -------------------------------      --------------------------------
 Subject to discretionary withdrawal with
  market value adjustment                      $    8,912          0%            $   20,800             0%
 Subject to discretionary withdrawal at
  book value less surrender charge                755,300          8                794,881             9
 Subject to discretionary withdrawal at
  market value                                  2,454,845         27              1,803,057            20
 Subject to discretionary withdrawal at
  book value (minimal or no charges or
  adjustments)                                  5,821,049         63              6,284,876            69
 Not subject to discretionary withdrawal
  provision                                       203,522          2                174,416             2
                                          -------------------------------      --------------------------------
                                                9,243,628        100%             9,078,030           100%
 Less reinsurance ceded                         2,372,495                         2,677,432
                                          ------------------                   ------------------
 Total policy reserves on annuities and
  deposit fund liabilities                     $6,871,134                        $6,400,598
                                          ==================                   ==================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                      1997            1996              1995
                                                            ---------------------------------------------------
Transfers as reported in the summary of operations of the
 separate accounts statement:
  Transfers to separate accounts                                    $281,095         $227,864          $133,386
  Transfers from separate accounts                                     9,819           75,172           104,219
                                                            ---------------------------------------------------
 Net transfers to separate accounts                                  271,276          152,692            29,167

 Reconciling adjustments  charges for investment
  manage-ment, administration fees and contract guarantees            26,204           19,093            13,814
                                                            ---------------------------------------------------
 Transfers as reported in the summary of operations of the
  life, accident and health annual statement                        $297,480         $171,785          $ 42,981
                                                            ===================================================

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1997 and 1996, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                      GROSS        LOADING         NET
                                                  ----------------------------------------
DECEMBER 31, 1997
Life and annuity:
  Ordinary direct first year business                $ 2,316         $1,698        $   618
  Ordinary direct renewal business                    22,724          6,834         15,890
  Group life direct business                           1,523            646            877
  Reinsurance ceded                                   (1,464)           (81)        (1,383)
                                                  ----------------------------------------
                                                      25,099          9,097         16,002
 Accident and health:
  Direct                                                 148              -            148
  Reinsurance ceded                                      (49)             -            (49)
                                                  ----------------------------------------
 Total accident and health                                99              -             99
                                                  ----------------------------------------
                                                     $25,198         $9,097        $16,101
                                                  ========================================

 DECEMBER 31, 1996
 Life and annuity:
  Ordinary direct first year business                $ 2,657         $1,865        $   792
  Ordinary direct renewal business                    23,307          7,180         16,127
  Group life direct business                           1,788          1,195            593
  Reinsurance ceded                                   (1,706)          (438)        (1,268)
                                                  ----------------------------------------
                                                      26,046          9,802         16,244
 Accident and health:
  Direct                                                 104              -            104
  Reinsurance ceded                                       (3)             -             (3)
                                                 -----------------------------------------
 Total accident and health                               101              -            101
                                                  ----------------------------------------
                                                     $26,147         $9,802        $16,345
                                                  ========================================

At December 31, 1997 and 1996, the Company had insurance in force aggregating $69,271 and $69,251, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,128 and $1,252 to cover these deficiencies at December 31, 1997 and 1996, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $501 was made for the year ended December 31, 1995, related to the change in reserve methodology.


7. DIVIDEND RESTRICTIONS

Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities.

The Company paid dividends to its parent of $62,000 and $20,000 in 1997 and 1996, respectively. No dividends were paid in 1995.


8. RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $422, $1,056 and $942 for the years ended December 31, 1997, 1996 and 1995, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $226, $297 and $465 for the years ended December 31, 1997, 1996 and 1995, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



8. RETIREMENT AND COMPENSATION PLANS (CONTINUED)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $62, $184 and $164 for the years ended December 31, 1997, 1996 and 1995, respectively.


9. RELATED PARTY TRANSACTIONS

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1997, 1996 and 1995, the Company paid $18,705, $17,028 and $14,214, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.6% at December 31, 1997. During 1997, 1996 and 1995, the Company paid net interest of $1,188, $174 and $71, respectively, to affiliates.

During 1997 and 1995, the Company received capital contributions of $153 and $40,000, respectively, in cash from its parent.

At December 31, 1997, the Company has a $16,400 short-term note payable to an affiliate. Interest on this note accrues at 5.6%.

                          PFL Life Insurance Company

                            (Dollars in thousands)



9.  RELATED PARTY TRANSACTIONS (CONTINUED)

During 1995, the Company sold real estate with a book value of approximately $13,270 to an affiliated entity in exchange for a short-term note receivable. No gain was recognized on this sale. This note matured during 1996.

During the year ended December 31, 1995, the Company restructured demand notes and accrued interest of $13,250 and $745, respectively, related to an affiliate. The Company received 9,750 shares of preferred stock from the affiliate for satisfaction of debt. The Company realized a loss of $8,695 related to this transaction. At December 31, 1996 and 1995, the preferred stock related to this affiliate was deemed to have no value and an unrealized loss of $4,555 was recognized in 1995.


10. COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $17,700 and $21,774 and an offsetting premium tax benefit of $7,984 and $8,752 at December 31, 1997 and 1996, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(975), $2,617 and $5,859 for December 31, 1997, 1996 and 1995, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



11. YEAR 2000 (UNAUDITED)

AEGON has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. The Company has begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the plan will be substantially completed by early 1999. The Company does not expect this project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the project, the Company has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on the Company.

Since the Year 2000 computer problem, and its resolution is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived Project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of the Company, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                          PFL Life Insurance Company

                      Summary of Investments - Other Than
                        Investments in Related Parties
                            (Dollars in thousands)

                               December 31, 1997



SCHEDULE I

                                                                               AMOUNT AT WHICH
                                                                  MARKET         SHOWN IN THE
           TYPE OF INVESTMENT                   COST (1)           VALUE        BALANCE SHEET
-----------------------------------------------------------------------------------------------
 FIXED MATURITIES
Bonds:
 United States Government and
  government agencies and authorities          $1,325,817        $1,355,098       $1,325,817
 States, municipalities and political
  subdivisions                                    136,058           139,110          136,058
 Foreign governments                               51,407            51,154           51,407
 Public utilities                                 124,013           124,013          121,582
 All other corporate bonds                      3,275,849         3,377,152        3,278,280
Redeemable preferred stock                          2,750             8,029            2,750
                                           ----------------------------------------------------
Total fixed maturities                          4,915,894         5,054,556        4,915,894

EQUITY SECURITIES
Common stocks:
 Banks, trust and insurance                         7,593             9,046            9,046
 Industrial, miscellaneous and all other           36,263            41,330           41,330
                                           ----------------------------------------------------
Total equity securities                            43,856            50,376           50,376

Mortgage loans on real estate                     935,207                            935,207
Real estate                                        44,699                             44,699
Real estate acquired in satisfaction of
 debt                                              11,814                             11,814
Policy loans                                       57,136                             57,136
Other long-term investments                        29,864                             29,864
Cash and short-term investments                    23,939                             23,939
                                           --------------                      ----------------
Total investments                              $6,062,409                         $6,068,929
                                           ==============                      ================


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                          PFL Life Insurance Company

                      Supplementary Insurance Information
                            (Dollars in thousands)



SCHEDULE III

                                             FUTURE POLICY                      POLICY AND
                                             BENEFITS AND       UNEARNED         CONTRACT
                                               EXPENSES         PREMIUMS        LIABILITIES
                                          --------------------------------------------------
YEAR ENDED DECEMBER 31, 1997
Individual life                               $  882,003        $      -         $ 8,550
Individual health                                 62,033           9,207          12,821
Group life and health                             88,211          11,892          44,977
Annuity                                        4,204,125               -               -
                                          --------------------------------------------------
                                              $5,236,372         $21,099         $66,348
                                          ==================================================

YEAR ENDED DECEMBER 31, 1996
Individual life                               $  734,350        $      -         $ 7,240
Individual health                                 39,219           8,680          13,631
Group life and health                             78,418          14,702          53,486
Annuity                                        4,408,419               -               -
                                          --------------------------------------------------
                                              $5,260,406         $23,382         $74,357
                                          ==================================================

YEAR ENDED DECEMBER 31, 1995
Individual life                               $  594,274        $      -         $ 6,066
Individual health                                 24,225           7,768          11,863
Group life and health                             67,994          16,662          58,813
Annuity                                        4,220,274               -
                                          --------------------------------------------------
                                              $4,906,767        $ 24,430         $76,742
                                          ==================================================

                    NET           BENEFITS, CLAIMS          OTHER
   PREMIUM       INVESTMENT     LOSSES AND SETTLEMENT     OPERATING        PREMIUMS
   REVENUE        INCOME*             EXPENSES             EXPENSES*       WRITTEN
----------------------------------------------------------------------------------------
$   200,175     $ 75,914           $  211,921             $ 36,185                 -
     63,548        5,934               37,706               29,216          $ 63,383
    146,694       11,888              103,581               91,568           143,580
    657,695      352,688              571,434              364,216                 -
----------------------------------------------------------------------
$ 1,068,112     $446,424           $  924,642             $521,185
======================================================================

$   202,082     $ 66,538           $  197,526             $ 38,067                 -
     55,871        5,263               32,903               29,511          $ 55,678
    174,781       12,877              105,459              122,953           171,320
    725,966      343,659              800,121              230,417                 -
----------------------------------------------------------------------
$ 1,158,700     $428,337           $1,136,009             $420,948
======================================================================

$   111,918     $ 49,929           $   97,065             $ 37,933                 -
     47,692        4,091               25,793               26,033          $ 47,690
    187,832       11,665              106,065              139,640           184,545
    921,452      327,000            1,116,768              114,164                 -
----------------------------------------------------------------------
$ 1,268,894     $392,685           $1,345,691             $317,770
======================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)



SCHEDULE IV

                                                              ASSUMED                     PERCENTAGE
                                             CEDED TO          FROM                       OF AMOUNT
                           GROSS              OTHER            OTHER          NET          ASSUMED
                           AMOUNT           COMPANIES         COMPANIES      AMOUNT        TO NET
                           -------------------------------------------------------------------------
YEAR ENDED DECEMBER
 31, 1997
Life insurance in force      $5,025,027       $420,519       $ 35,486     $4,639,994        .8%
                           =========================================================================
Premiums:
 Individual life             $  201,691      $   3,554       $  2,038     $  200,175       1.0%
 Individual health               73,593         10,045              -         63,548         -
 Group life and health          339,269        192,575              -        146,694         -
 Annuity                        697,893         40,198              -        657,695         -
                           -------------------------------------------------------------------------
                             $1,312,446      $ 246,372       $  2,038     $1,068,112        .2%
                           =========================================================================
YEAR ENDED DECEMBER
 31, 1996
Life insurance in force      $4,863,416       $477,112        $30,685     $4,416,989        .7%
                           =========================================================================
Premiums:
 Individual life             $  204,144       $  3,858        $ 1,796     $  202,082        .9%
 Individual health               68,699         12,828              -         55,871         -
 Group life and health          390,296        215,515              -        174,781         -
 Annuity                        794,311         68,345              -        725,966         -
                           -------------------------------------------------------------------------
                             $1,457,450       $300,546        $ 1,796     $1,158,700        .2%
                           =========================================================================

YEAR ENDED DECEMBER
 31, 1995
Life insurance in force      $4,594,434       $468,811        $22,936     $4,148,559        .6%
                           =========================================================================
Premiums:
 Individual life             $  113,934       $  3,841        $ 1,825     $  111,918       1.6%
 Individual health               60,309         12,617              -         47,692         -
 Group life and health          408,097        220,265              -        187,832         -
 Annuity                      1,009,191         88,270            531        921,452       .05%
                           -------------------------------------------------------------------------
                             $1,591,531       $324,993        $ 2,356     $1,268,894        .2%
                           =========================================================================

The Fidelity Variable Annuity Account
Report of Independent Auditors

The Board of Directors and Contract Owners of
The Fidelity Variable Annuity Account,
PFL Life Insurance Company:


        We have audited the accompanying balance sheet of The Fidelity Variable Annuity Account as of December 31, 1997, and the related statements of operations for the year then ended and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1997, by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Fidelity Variable Annuity Account at December 31, 1997, and the results of its operations for the year then ended and changes in its contract owners' equity for each of the two years in the period then ended in conformity with generally accepted accounting principles.



                                                    Ernst & Young LLP




        Des Moines, Iowa
        March 27, 1998

THE FIDELITY VARIABLE ANNUITY ACCOUNT
Balance Sheet
December 31, 1997

                                                             Money          High           Equity
                                                             Market         Income         Income         Growth       Overseas
                                               Total       Subaccount     Subaccount     Subaccount     Subaccount    Subaccount
                                               -----       ----------     ----------     ----------     ----------    ----------
Assets

Cash                                       $        861           840             -             -                2             2

Investments in mutual funds,
   at current market value (Note 2):
 Variable Insurance Products Fund:
  Money Market Portfolio                    109,409,482   109,409,482            -              -              -             -
  High Income Portfolio                      67,104,665           -       67,104,665            -              -             -
  Equity Income Portfolio                   243,912,224           -              -      243,912,224            -             -
  Growth Portfolio                          142,679,258           -              -              -      142,679,258           -
  Overseas Portfolio                         32,800,757           -              -              -              -      32,800,757
 Variable Insurance Products Fund II:
  Investment Grade Bond Portfolio            20,073,532           -              -              -              -             -
  Asset Manager Portfolio                    82,013,045           -              -              -              -             -
  Asset Manager Growth Portfolio             17,060,915           -              -              -              -             -
  Contrafund Portfolio                       50,346,970           -              -              -              -             -
  Index 500 Portfolio                        56,268,995           -              -              -              -             -
 Variable Insurance Products Fund III:
  Growth Opportunities Portfolio              5,696,251           -              -              -              -             -
  Growth & Income Portfolio                   7,798,083           -              -              -              -             -
  Balanced Portfolio                          1,295,417           -              -              -              -             -
 Fidelity Daily Income Trust                    294,972           -              -              -              -             -
 Fidelity Capital and Income Fund               137,875           -              -              -              -             -
 Fidelity Cash Reserves                          79,765           -              -              -              -             -
                                           ------------   -----------     ----------    -----------    -----------    ----------
 Total investments in mutual funds          836,972,206   109,409,482     67,104,665    243,912,224    142,679,258    32,800,757
                                           ------------   -----------     ----------    -----------    -----------    ----------
 Total Assets                              $836,973,067   109,410,322     67,104,665    243,912,224    142,679,260    32,800,759
                                           ============   ===========     ==========    ===========    ===========    ==========


Liabilities and Contract Owners' Equity

Liabilities:
 Contract terminations payable             $        518         -                 13             25            -             -
                                           ------------   -----------     ----------    -----------    ------------   ----------
 Total Liabilities                                  518         -                 13             25            -             -

Contract Owners' Equity:
 Deferred annuity contracts terminable
   by owners (Note 3)                       836,972,549   109,410,322     67,104,652    243,912,199    142,679,260    32,800,759
                                           ------------   -----------     ----------    -----------    -----------    ----------
                                           $836,973,067   109,410,322     67,104,665    243,912,224    142,679,260    32,800,759
                                           ============   ===========     ==========    ===========    ===========    ==========

                                                                               Asset
                                                 Investment      Asset        Manager                                    Growth
                                                 Grade Bond     Manager        Growth     Contrafund   Index 500     Opportunities
                                                 Subaccount    Subaccount    Subaccount   Subaccount   Subaccount      Subaccount
                                                 ----------    ----------    ----------   ----------   ----------      ----------
Assets

Cash                                                      2            13           -            -            -               -

Investments in mutual funds,
   at current market value (Note 2):
 Variable Insurance Products Fund:
  Money Market Portfolio                                -             -             -            -            -               -
  High Income Portfolio                                 -             -             -            -            -               -
  Equity Income Portfolio                               -             -             -            -            -               -
  Growth Portfolio                                      -             -             -            -            -               -
  Overseas Portfolio                                    -             -             -            -            -               -
 Variable Insurance Products Fund II:
  Investment Grade Bond Portfolio                20,073,532           -             -            -            -               -
  Asset Manager Portfolio                               -      82,013,045           -            -            -               -
  Asset Manager Growth Portfolio                        -             -      17,060,915          -            -               -
  Contrafund Portfolio                                  -             -             -     50,346,970          -               -
  Index 500 Portfolio                                   -             -             -            -     56,268,995           -
 Variable Insurance Products Fund III:
  Growth Opportunities Portfolio                        -             -             -            -            -         5,696,251
  Growth & Income Portfolio                             -             -             -            -            -
  Balanced Portfolio                                    -             -             -            -            -               -
 Fidelity Daily Income Trust                            -             -             -            -            -               -
 Fidelity Capital and Income Fund                       -             -             -            -            -               -
 Fidelity Cash Reserves                                 -             -             -            -            -               -
                                                 ----------    ----------    ----------   ----------   ----------      ----------
 Total investments in mutual funds               20,073,532    82,013,045    17,060,915   50,346,970   56,268,995       5,696,251
                                                 ----------    ----------    ----------   ----------   ----------      ----------
 Total Assets                                    20,073,534    82,013,058    17,060,915   50,346,970   56,268,995       5,696,251
                                                 ==========    ==========    ==========   ==========   ==========      ==========

Liabilities and Contract Owners' Equity

Liabilities:
 Contract terminations payable                          -             -              10           44            5             -
                                                 ----------    ----------    ----------   ----------   ----------      ----------
 Total Liabilities                                      -             -              10           44            5             -

Contract Owners' Equity:
 Deferred annuity contracts terminable
   by owners (Note 3)                            20,073,534    82,013,058    17,060,905   50,346,926   56,268,990       5,696,251
                                                 ----------    ----------    ----------   ----------   ----------      ----------
                                                 20,073,534    82,013,058    17,060,915   50,346,970   56,268,995       5,696,251
                                                 ==========    ==========    ==========   ==========   ==========      ==========

                                                                                 Fidelity      Fidelity
                                                                                  Daily      Capital and    Fidelity
                                                  Growth &                        Income        Income         Cash
                                                   Income         Balanced        Trust          Fund        Reserves
                                                 Subaccount      Subaccount     Subaccount    Subaccount    Subaccount
                                                 ----------      ----------     ----------    ----------    ----------
Assets
Cash                                                      1               1           -             -             -

Investments in mutual funds,
   at current market value (Note 2):
 Variable Insurance Products Fund:
  Money Market Portfolio                                -               -             -             -             -
  High Income Portfolio                                 -               -             -             -             -
  Equity Income Portfolio                               -               -             -             -             -
  Growth Portfolio                                      -               -             -             -             -
  Overseas Portfolio                                    -               -             -             -             -
 Variable Insurance Products Fund II:
  Investment Grade Bond Portfolio                       -               -             -             -             -
  Asset Manager Portfolio                               -               -             -             -             -
  Asset Manager Growth Portfolio                        -               -             -             -             -
  Contrafund Portfolio                                  -               -             -             -             -
  Index 500 Portfolio                                   -               -             -             -             -
 Variable Insurance Products Fund III:
  Growth Opportunities Portfolio                        -               -             -             -             -
  Growth & Income Portfolio                       7,798,083             -             -             -             -
  Balanced Portfolio                                    -         1,295,417           -             -             -
 Fidelity Daily Income Trust                            -               -         294,972           -             -
 Fidelity Capital and Income Fund                       -               -             -         137,875           -
 Fidelity Cash Reserves                                 -               -             -             -          79,765
                                                 ----------      ----------     ----------    ----------    ----------
 Total investments in mutual funds                7,798,083       1,295,417       294,972       137,875        79,765
                                                 ----------      ----------     ----------    ----------    ----------
 Total Assets                                     7,798,084       1,295,418       294,972       137,875        79,765
                                                 ==========      ==========     ==========    ==========    ==========

Liabilities and Contract Owners' Equity

Liabilities:
 Contract terminations payable                          -               -             263            66            92
                                                 ----------      ----------     ----------    ----------    ----------
 Total Liabilities                                      -               -             263            66            92

Contract Owners' Equity:
 Deferred annuity contracts terminable
   by owners (Note 3)                             7,798,084       1,295,418       294,709       137,809        79,673
                                                 ----------      ----------     ----------    ----------    ----------
                                                  7,798,084       1,295,418       294,972       137,875        79,765
                                                 ==========      ==========     ==========    ==========    ==========

See accompanying Notes to Financial Statements.

THE FIDELITY VARIABLE ANNUITY ACCOUNT
Statement of Operations
Year Ended December 31, 1997, Except as Noted


                                                                           Money          High         Equity
                                                                           Market        Income        Income        Growth
                                                                 Total   Subaccount    Subaccount    Subaccount    Subaccount
                                                                 -----   ----------    ----------    ----------    ----------
Net Investment Income (Loss)

Income:
   Dividends                                               $55,389,728    6,368,532     5,032,373    22,357,878     5,312,363
Expenses (Note 4):
   Administrative fee                                          271,495       39,597        18,865        81,679        48,805
   Mortality and expense risk charge                         6,511,581      952,144       497,507     1,881,931     1,169,214

                                                          ------------ ------------  ------------   -----------  ------------
       Net Investment income (loss)                        $48,606,652    5,376,791     4,516,001    20,394,268     4,094,344


Net Realized & Unrealized Capital Gain
  From Investments

Net realized capital gain (loss) from sales of
 investments:
   Proceeds from sales                                     909,707,852  282,028,442   109,277,373    76,684,279   120,769,794
   Cost of investments sold                                835,736,265  282,028,442   103,140,443    53,797,817   104,813,040
                                                          ------------ ------------  ------------   -----------  ------------
Net realized capital gain (loss) from sales of
 investments                                                73,971,587            -     6,136,930    22,886,462    15,956,754

Net change in unrealized appreciation/depreciation of investments:

   Beginning of the period                                  66,967,006            -     2,580,686    39,562,042     7,486,534
   End of the period                                        90,346,635            -     1,351,233    52,342,315    17,137,120
                                                          ------------ ------------  ------------   -----------  ------------

Net change in unrealized appreciation/depreciation
  of investments                                            23,379,629            -    (1,229,453)   12,780,273     9,650,586
                                                          ------------ ------------  ------------   -----------  ------------

Net realized and unrealized capital gain
  from investments                                          97,351,216            -     4,907,477    35,666,735    25,607,340
                                                          ------------ ------------  ------------   -----------  ------------

Increase From Operations                                  $145,957,868    5,376,791     9,423,478    56,061,003    29,701,684
                                                          ============ ============  ============   ===========  ============

                                                                                                       Asset
                                                                         Investment       Asset       Manager
                                                            Overseas     Grade Bond      Manager       Growth      Contrafund
                                                           Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
                                                           ----------    ----------    ----------    ----------    ----------
Net Investment Income (Loss)

Income:
   Dividends                                                3,125,344       893,883     9,368,191        16,207     1,546,310
Expenses (Note 4):
   Administrative fee                                          10,888         4,731        32,379         4,150        12,729
   Mortality and expense risk charge                          317,285       130,712       643,711       109,260       408,744

                                                          ------------ ------------  ------------   -----------  ------------
       Net Investment income (loss)                         2,797,171       758,440     8,692,101       (97,203)    1,124,837

Net Realized & Unrealized Capital Gain
  From Investments

Net realized capital gain (loss) from sales of
 investments:
   Proceeds from sales                                     99,659,637     9,205,345    24,952,146    19,722,181    54,914,191
   Cost of investments sold                                94,749,656     9,234,687    22,617,678    17,332,667    45,541,492
                                                          ------------ ------------  ------------   -----------  ------------
Net realized capital gain (loss) from sales of
 investments                                                4,909,981       (29,342)    2,334,468     2,389,514     9,372,699

Net change in unrealized appreciation/depreciation of investments:

   Beginning of the period                                  2,110,872       233,733     9,001,676        47,668     4,493,639
   End of the period                                         (616,949)      793,238    12,360,535       607,443     3,752,020
                                                          ------------ ------------  ------------   -----------  ------------

Net change in unrealized appreciation/depreciation
  of investments                                           (2,727,821)      559,505     3,358,859       559,775      (741,619)
                                                          ------------ ------------  ------------   -----------  ------------

Net realized and unrealized capital gain
  from investments                                          2,182,160       530,163     5,693,327     2,949,289     8,631,080
                                                          ------------ ------------  ------------   -----------  ------------

Increase From Operations                                    4,979,331     1,288,603    14,385,428     2,852,086     9,755,917
                                                          ============ ============  ============   ===========  ============

                                                                                                                        Fidelity
                                                                                                                         Daily
                                                                          Growth          Growth &                       Income
                                                            Index 500  Opportunities      Income          Balanced       Trust
                                                           Subaccount  Subaccount (1)  Subaccount (1)  Subaccount (1)  Subaccount
                                                           ----------  --------------  --------------  --------------  ----------
Net Investment Income (Loss)

Income:                                                                             -         189,770               -      15,659
   Dividends                                                1,147,905
Expenses (Note 4):
   Administration fee                                          13,666           1,553           1,653             372         266
   Mortality and expense risk charge                          355,642          20,431          21,061           3,939           -

                                                           ----------       ---------      ----------       ---------      ------
       Net Investment income (loss)                           778,597         (21,984)        167,056          (4,311)     15,393

Net Realized & Unrealized Capital Gain
  From Investments

Net realized capital gain (loss) from sales of
 investments:
   Proceeds from sales                                     87,943,806       9,957,725      12,110,805       2,344,128      94,063
   Cost of investments sold                                78,703,409       9,589,706      11,765,693       2,286,353      94,063
                                                           ----------       ---------      ----------       ---------      ------

Net realized capital gain (loss) from sales of
 investments                                                9,240,397         368,019         345,112          57,775           -

Net change in unrealized appreciation/depreciation of investments:

   Beginning of the period                                  1,454,500               -               -               -           -
   End of the period                                        2,390,084         157,875          50,738          16,023           -
                                                           ----------       ---------      ----------       ---------      ------

Net change in unrealized appreciation/depreciation
  of investments                                              935,584         157,875          50,738          16,023           -
                                                           ----------       ---------      ----------       ---------      ------

Net realized and unrealized capital gain
  from investments                                         10,175,981         525,894         395,850          73,798           -
                                                           ----------       ---------      ----------       ---------      ------

Increase From Operations                                   10,954,578         503,910         562,906          69,487      15,393
                                                           ==========       =========      ==========       =========      ======

                                                       Fidelity
                                                      Capital and    Fidelity
                                                        Income         Cash
                                                        Fund         Reserves
                                                      Subaccount    Subaccount
                                                      ----------    ----------
Net Investment Income (Loss)

Income:                                                   11,284         4,029
   Dividends
Expenses (Note 4):
   Administration fee                                         70            92
   Mortality and expense risk charge                           -             -

                                                      ----------    ----------
       Net Investment income (loss)                       11,214         3,937

Net Realized & Unrealized Capital Gain
  From Investments

Net realized capital gain (loss) from sales of
 investments:
   Proceeds from sales                                    43,845            92
   Cost of investments sold                               41,027            92
                                                      ----------    ----------
Net realized capital gain (loss) from sales of
 investments                                               2,818             -

Net change in unrealized appreciation/depreciation of investments:

   Beginning of the period                                (4,344)            -
   End of the period                                       4,960             -
                                                      ----------    ----------

Net change in unrealized appreciation/depreciation
  of investments                                           9,304             -
                                                      ----------    ----------
Net realized and unrealized capital gain
  from investments                                        12,122             -
                                                      ----------    ----------

Increase From Operations                                  23,336         3,937
                                                      ==========    ==========


(1) Period from May 1, 1997 (commencement of operations) to December 31, 1997

See accompanying Notes to Financial Statements.

THE FIDELITY VARIABLE ANNUITY ACCOUNT
Statements of Changes in Contract Owners' Equity
Years Ended December 31, 1997 and 1996, Except as Noted

                                                                                            Money                  High
                                                                                           Market                  Income
                                                                Total                    Subaccount              Subaccount
                                                    --------------------------    -----------------------   ----------------------
                                                         1997          1996        1997           1996        1997          1996
                                                         ----          ----        ----           ----        ----          ----
Operations

  Net investment income (loss)                      $  48,606,652   34,713,206    5,376,791     5,146,400    4,516,001    4,684,672
  Net realized capital gain (loss)                     73,971,587   48,783,983          -             -      6,136,930    1,767,599
  Net change in unrealized appreciation/
    depreciation of investments                        23,379,629      614,632          -             -     (1,229,453)     565,871
                                                    -------------- ------------ ------------  ------------  -----------  -----------
  Increase (decrease) from operations                 145,957,868   84,111,821    5,376,791     5,146,400    9,423,478    7,018,142
                                                    -------------- ------------ ------------  ------------  -----------  -----------

Contract Transactions

  Net contract purchase payments                       11,806,899   19,236,938    2,708,017     3,536,307      775,021    1,146,491
  Transfer payments from (to) other subaccounts
    or general account                                     85,262           (1)   5,858,356    17,794,992     (190,946)    (565,904)
  Contract terminations, withdrawals,
    and other deductions                             (104,275,539) (39,567,671) (29,875,279)  (12,815,398)  (4,360,469)  (2,749,780)
                                                    -------------- ------------ ------------  ------------  -----------  -----------
  Increase (decrease) from contract transactions      (92,383,378) (20,330,734) (21,308,906)    8,515,901   (3,776,394)  (2,169,193)
                                                    -------------- ------------ ------------  ------------  -----------  -----------

  Net increase (decrease) in contract owners'
                                                    -------------- ------------ ------------  ------------  -----------  -----------
    equity                                             53,574,490   63,781,087  (15,932,115)   13,662,301    5,647,084    4,848,949
                                                    -------------- ------------ ------------  ------------  -----------  -----------

Contract Owners' Equity

  Beginning of the period                             783,398,059  719,616,972  125,342,437   111,680,136   61,457,568   56,608,619
                                                    -------------- ------------ ------------  ------------  -----------  -----------
  End of the period                                 $ 836,972,549  783,398,059  109,410,322   125,342,437   67,104,652   61,457,568
                                                    ============== ============ ============  ============  ===========  ===========

                                                               Equity
                                                                Income                   Growth                     Overseas
                                                              Subaccount                Subaccount                 Subaccount
                                                     ------------------------    ------------------------  -----------------------
                                                        1997           1996          1997        1996           1997       1996
                                                        ----           ----          ----        ----           ----       ----
Operations

  Net investment income (loss)                        20,394,268    9,027,231     4,094,344    8,968,657    2,797,171      605,034
  Net realized capital gain (loss)                    22,886,462   24,236,555    15,956,754   14,047,849    4,909,981    3,261,759
  Net change in unrealized appreciation/
    depreciation of investments                       12,780,273   (4,499,155)    9,650,586   (4,738,733)  (2,727,821)     350,988
                                                    ------------  -----------   -----------  -----------   ----------   ----------
  Increase (decrease) from operations                 56,061,003   28,764,631    29,701,684   18,277,773    4,979,331    4,217,781
                                                    ------------  -----------   -----------  -----------   ----------   ----------

Contract Transactions

  Net contract purchase payments                       1,830,003    4,151,108     1,190,589    3,338,190      394,643      812,829
  Transfer payments from (to) other subaccounts
    or general account                               (14,244,814) (36,950,439)  (19,592,463) (15,212,679)  (5,584,328)     647,333
  Contract terminations, withdrawals,
    and other deductions                             (27,682,225)  (8,878,658)  (13,900,101)  (6,026,189)  (3,294,011)  (1,364,709)
                                                    ------------  -----------   -----------  -----------   ----------   ----------
  Increase (decrease) from contract transactions     (40,097,036) (41,677,989)  (32,301,975) (17,900,678)  (8,483,696)      95,453
                                                    ------------  -----------   -----------  -----------   ----------   ----------
  Net increase (decrease) in contract owners'
                                                    ------------  -----------   -----------  -----------   ----------   ----------
    equity                                            15,963,967  (12,913,358)   (2,600,291)     377,095   (3,504,365)   4,313,234
                                                    ------------  -----------   -----------  -----------   ----------   ----------

Contract Owners' Equity

  Beginning of the period                            227,948,232  240,861,590   145,279,551  144,902,456   36,305,124   31,991,890
                                                    ------------  -----------   -----------  -----------   ----------   ----------
  End of the period                                  243,912,199  227,948,232   142,679,260  145,279,551   32,800,759   36,305,124
                                                    ============  ===========   ===========  ===========   ==========   ==========

                                                       Investment                     Asset                      Asset
                                                       Grade Bond                    Manager                    Manager
                                                       Subaccount                   Subaccount                   Growth
                                                    ------------------           ------------------          ----------------
                                                    1997          1996           1997          1996          1997        1996
                                                    ----          ----           ----          ----          ----        ----
Operations

  Net investment income (loss)                      758,440     758,393        8,692,101    4,761,989      (97,203)     424,648
  Net realized capital gain (loss)                  (29,342)     37,581        2,334,468    1,504,618    2,389,514      334,143
  Net change in unrealized appreciation/
    depreciation of investments                     559,505    (482,781)       3,358,859    3,668,263      559,775       70,652
                                                ----------- -----------     -----------   -----------  -----------  -----------
  Increase (decrease) from operations             1,288,603     313,193       14,385,428    9,934,870    2,852,086      829,443
                                                ----------- -----------     -----------   -----------  -----------  -----------

Contract Transactions

  Net contract purchase payments                    100,125     334,759         852,040       928,290      893,953      525,261
  Transfer payments from (to) other subaccounts
    or general account                            3,419,943     188,386      (3,206,963)  (12,356,923)   4,720,169    5,970,024
  Contract terminations, withdrawals,
    and other deductions                         (1,275,904) (1,018,945)     (7,174,124)   (5,121,431)    (763,990)    (165,953)

  Increase (decrease) from contract
                                                ----------- -----------     -----------   -----------  -----------  -----------
    transactions                                  2,244,164    (495,800)     (9,529,047)  (16,550,064)   4,850,132    6,329,332
                                                ----------- -----------     -----------   -----------  -----------  -----------
  Net increase (decrease) in contract owners'
                                                ----------- -----------     -----------   -----------  -----------  -----------
    equity                                        3,532,767    (182,607)      4,856,381    (6,615,194)   7,702,218    7,158,775
                                                ----------- -----------     -----------   -----------  -----------  -----------

Contract Owners' Equity

  Beginning of the period                        16,540,767  16,723,374      77,156,677    83,771,871    9,358,687    2,199,912
                                                ----------- -----------     -----------   -----------  -----------  -----------
  End of the period                              20,073,534  16,540,767      82,013,058    77,156,677   17,060,905    9,358,687
                                                =========== ===========     ===========   ===========  ===========  ===========
                                                                                                                       Growth
                                                          Contrafund                   Index 500                   Opportunities
                                                          Subaccount                   Subaccount                  Subaccount (1)
                                                   ---------------------------- ---------------------------- -----------------------
                                                     1997           1996           1997           1996               1997
                                                     ----           ----           ----           ----               ----
Operations

  Net investment income (loss)                      $  1,124,837       (46,352)       778,597      345,463           (21,984)
  Net realized capital gain (loss)                     9,372,699     2,261,439      9,240,397    1,328,095           368,019
  Net change in unrealized appreciation/
    depreciation of investments                         (741,619)    4,461,227        935,584    1,220,285           157,875
                                                   -------------  ------------ -------------- ------------       -----------
  Increase (decrease) from operations                  9,755,917     6,676,314     10,954,578    2,893,843           503,910
                                                   -------------  ------------ -------------- ------------       -----------

Contract Transactions

  Net contract purchase payments                       1,331,010     3,121,093      1,240,820    1,342,610           164,096
  Transfer payments from (to) other subaccounts
    or general account                                (3,483,116)   22,391,424     18,679,498   18,103,785         5,501,416
  Contract terminations, withdrawals,
    and other deductions                              (9,809,751)     (576,052)    (5,455,157)    (737,844)         (473,171)
                                                   -------------  ------------ -------------- ------------       -----------
  Increase (decrease) from contract transactions     (11,961,857)   24,936,465     14,465,161   18,708,551         5,192,341
                                                   -------------  ------------ -------------- ------------       -----------
Net increase (decrease) in contract owners' equity    (2,205,940)   31,612,779     25,419,739   21,602,394         5,696,251
                                                   -------------  ------------ -------------- ------------        -----------
Contract Owners' Equity

  Beginning of the period                             52,552,866    20,940,087     30,849,251    9,246,857                  -
                                                   -------------  ------------ -------------- ------------        -----------
  End of the period                                 $ 50,346,926    52,552,866     56,268,990   30,849,251          5,696,251
                                                   =============  ============ ============== ============        ===========
                                                                                                                  Fidelity
                                                                                                                   Daily
                                                             Growth &                                              Income
                                                              Income                   Balanced                    Trust
                                                           Subaccount (1)            Subaccount (1)              Subaccount
                                                   --------------------------  --------------------------   --------------------
                                                           1997                         1997               1997         1996
                                                           ----                         ----               ----         ----
Operations

  Net investment income (loss)                                167,056                    (4,311)            15,393        19,776
  Net realized capital gain (loss)                            345,112                    57,775                  -             -
  Net change in unrealized appreciation/
    depreciation of investments                                50,738                    16,023                  -             -
                                                         ------------             -------------     -------------- -------------
  Increase (decrease) from operations                         562,906                    69,487             15,393        19,776
                                                         ------------             -------------     -------------- -------------

Contract Transactions

  Net contract purchase payments                              299,439                    27,142                  -             -
  Transfer payments from (to) other subaccounts
    or general account                                      7,067,726                 1,204,834            (64,076)      (10,000)
  Contract terminations, withdrawals,
    and other deductions                                     (131,987)                   (6,045)           (29,585)      (42,325)
                                                         ------------             -------------     -------------- -------------
  Increase (decrease) from contract transactions            7,235,178                 1,225,931            (93,661)      (52,325)
                                                         ------------             -------------     -------------- -------------
  Net increase (decrease) in contract owners' equity        7,798,084                 1,295,418            (78,268)      (32,549)
                                                         ------------             -------------     -------------- -------------
Contract Owners' Equity

  Beginning of the period                                          -                          -            372,977       405,526
                                                        ------------              -------------     -------------- -------------

  End of the period                                        7,798,084                  1,295,418            294,709       372,977
                                                        ============              =============     ============== =============
                                                              Fidelity                 Fidelity
                                                             Government              Capital and             Fidelity
                                                             Securities                 Income                 Cash
                                                             Fund, Ltd.                  Fund                Reserves
                                                             Subaccount               Subaccount            Subaccount
                                                        -----------------         ---------------         --------------
                                                                1996              1997       1996         1997      1996
                                                                ----              ----       ----         ----      ----
Operations

  Net investment income (loss)                                  550             11,214       13,112       3,937     3,633
  Net realized capital gain (loss)                              596              2,818        3,749           -         -
  Net change in unrealized appreciation/
    depreciation of investments                              (2,046)             9,304           61           -         -
                                                            -------           --------     --------     -------   -------
  Increase (decrease) from operations                          (900)            23,336       16,922       3,937     3,633
                                                            -------           --------     --------     -------   -------

Contract Transactions

  Net contract purchase payments                                  -                  1            -           -         -
  Transfer payments from (to) other subaccounts
    or general account                                            -                  7            -          19         -

  Contract terminations, withdrawals,
    and other deductions                                    (36,363)           (43,740)     (34,024)          -         -
                                                            -------           --------     --------     -------   -------

  Increase (decrease) from contract
                                                            -------           --------     --------     -------   -------
    transactions                                            (36,363)           (43,732)     (34,024)         19         -
                                                            -------           --------     --------     -------   -------
  Net increase (decrease) in contract owners'
                                                            -------           --------     --------     -------   -------
    equity                                                  (37,263)           (20,396)     (17,102)      3,956     3,633
                                                            -------           --------     --------     -------   -------

Contract Owners' Equity

  Beginning of the period                                    37,263            158,205      175,307      75,717    72,084
                                                            -------           --------     --------     -------   -------
  End of the period                                               -            137,809      158,205      79,673    75,717
                                                            =======           ========     ========     =======   =======

(1)  Period from May 1, 1997 (commencement of operations) to December 31, 1997

See accompanying Notes to Financial Statements.

THE FIDELITY VARIABLE ANNUITY ACCOUNT
Notes to Financial Statements
December 31, 1997


1. Organization and Summary of Significant Accounting Policies

   Organization --- The Fidelity Variable Annuity Account ("Variable Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

   The Growth Opportunities, Growth and Income, and Balanced subaccounts commenced operations on May 1, 1997.


   The Variable Account is registered with the Securities Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

   Investments --- Net purchase payments received by the Variable Account are invested in the subaccounts of the eligible mutual funds, Variable Insurance Products Fund , Variable Insurance Products Fund II and Variable Insurance Products Fund III as selected by the contract owner. Transfers into the subaccounts of the eligible funds are permitted from the formerly eligible funds. Investments are stated at the closing net asset values per share on December 31, 1997.

   Realized capital gains and losses from sale of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are credited or charged to contract owners' equity.

   Dividend Income --- Dividends received from the mutual fund investments are reinvested to purchase additional mutual fund shares.

THE FIDELITY VARIABLE ANNUITY ACCOUNT
Notes to Financial Statements
December 31, 1997


2. Investments
A summary of the mutual fund investment at December 31, 1997 follows:

                                                                               Net Asset Value
                                                                  Number of       Per Share
                                                                Shares Held     (in dollars)       Market Value        Cost
                                                              ---------------  ---------------    -------------    ------------
       Variable Insurance Products Fund:
         Money Market Portfolio                               109,409,481.930   $    1.00         $ 109,409,482    $109,409,482
         High Income Portfolio                                  4,941,433.341       13.58            67,104,665      65,753,432
         Equity Income Portfolio                               10,045,808.231       24.28           243,912,224     191,569,909
         Growth Portfolio                                       3,845,802.099       37.10           142,679,258     125,542,138
         Overseas Portfolio                                     1,708,372.781       19.20            32,800,757      33,417,706
       Variable Insurance Products Fund II:
         Investment Grade Bond Portfolio                        1,598,211.153       12.56            20,073,532      19,280,294
         Asset Manager Portfolio                                4,553,750.437       18.01            82,013,045      69,652,510
         Asset Manager Growth Portfolio                         1,042,843.194       16.36            17,060,915      16,453,472
         Contrafund Portfolio                                   2,524,923.273       19.94            50,346,970      46,594,950
         Index 500 Portfolio                                      491,904.841      114.39            56,268,995      53,878,911
       Variable Insurance Products Fund III:
         Growth Opportunities Portfolio                           295,602.015       19.27             5,696,251       5,538,376
         Growth & Income Portfolio                                622,352.997       12.53             7,798,083       7,747,345
         Balanced Portfolio                                        88,848.882       14.58             1,295,417       1,279,394
       Fidelity Daily Income Trust                                294,972.442        1.00               294,972         294,972
       Fidelity Capital and Income Fund                            13,773.730       10.01               137,875         132,915
       Fidelity Cash Reserves                                      79,764.770        1.00                79,765          79,765
                                                                                                  -------------    ------------
                                                                                                  $ 836,972,206    $746,625,571
                                                                                                  =============    ============

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                                   Year Ended December 31, or
                                                                           Commencement of Operations to December 31,
                                                              -----------------------------------------------------------------
                                                                            1997                               1996
                                                              --------------------------------    -----------------------------
                                                                Purchases           Sales           Purchases          Sales
                                                              ---------------  ---------------    -------------    ------------
       Variable Insurance Products Fund:
         Money Market Portfolio                               $ 266,120,253      282,028,442       254,065,237     240,469,711
         High Income Portfolio                                  110,016,938      109,277,373       115,569,194     113,075,656
         Equity Income Portfolio                                 56,981,867       76,684,279        65,599,367      98,352,734
         Growth Portfolio                                        92,562,507      120,769,794       136,042,802     145,037,702
         Overseas Portfolio                                      93,973,249       99,659,637        49,786,187      49,100,694
       Variable Insurance Products Fund II:
         Investment Grade Bond Portfolio                         12,208,000        9,205,345        10,422,577      10,165,771
         Asset Manager Portfolio                                 24,115,151       24,952,146        11,267,371      23,099,740
         Asset Manager Growth Portfolio                          24,474,997       19,722,181        16,516,916       9,763,409
         Contrafund Portfolio                                    44,076,789       54,914,191        54,378,350      29,493,250
         Index 500 Portfolio                                    103,187,512       87,943,806        51,483,062      32,431,521
       Variable Insurance Products Fund III:
         Growth Opportunities Portfolio                          15,128,082        9,957,725                 0               0
         Growth & Income Portfolio                               19,513,038       12,110,805                 0               0
         Balanced Portfolio                                       3,565,747        2,344,128                 0               0
       Fidelity Daily Income Trust                                   16,622           94,063            48,408          81,047
       Fidelity Government Securities Fund, Ltd.                         --               --                --          35,721
       Fidelity Capital and Income Fund                              11,361           43,845            13,170          34,164
       Fidelity Cash Reserves                                         4,252               92             3,708              92

                                                              -------------    -------------      ------------     -----------
                                                              $ 865,956,365      909,707,852       765,196,349     751,141,212
                                                              =============    =============      ============     ===========

THE FIDELITY VARIABLE ANNUITY ACCOUNT
Notes to Financial Statements
December 31, 1997


3. Contract Owners' Equity
A summary of deferred annuity contracts terminable by owners at December 31, 1997 follows:


                                                                Accumulation        Accumulation           Total
                                                                Units Owned          Unit Value        Contract Value
                                                             ---------------       --------------     ---------------
       Variable Insurance Products Fund:
         Money Market Portfolio                              43,319,514.745        $   2.525659       $   109,410,322
         High Income Portfolio                               17,495,330.353            3.835575            67,104,652
         Equity Income Portfolio                             57,352,295.075            4.252876           243,912,199
         Growth Portfolio                                    30,726,907.924            4.643463           142,679,260
         Overseas Portfolio                                  15,101,589.750            2.172007            32,800,759
       Variable Insurance Products Fund II:
         Investment Grade Bond Portfolio                     10,859,598.713            1.848460            20,073,534
         Asset Manager Portfolio                             33,046,715.565            2.481731            82,013,058
         Asset Manager Growth Portfolio                      11,443,467.081            1.490886            17,060,905
         Contrafund Portfolio                                33,372,392.534            1.508640            50,346,926
         Index 500 Portfolio                                 31,990,011.025            1.758955            56,268,990
       Variable Insurance Products Fund III:
         Growth Opportunities Portfolio                       4,621,108.553            1.232659             5,696,251
         Growth & Income Portfolio                            6,281,887.718            1.241360             7,798,084
         Balanced Portfolio                                   1,126,357.174            1.150095             1,295,418
       Fidelity Daily Income Trust                               86,061.186            3.424415               294,709
       Fidelity Capital and Income Fund                          15,980.956            8.623329               137,809
       Fidelity Cash Reserves                                    23,137.187            3.443500                79,673
                                                                                                       --------------
                                                                                                      $   836,972,549
                                                                                                       ==============

At December 31, 1997 contract owners' equity was comprised of:

                                                         Money           High          Equity
                                                         Market         Income         Income         Growth        Overseas
                                            Total      Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                            -----      ----------     ----------     ----------     ----------     ----------
Unit transactions, accumulated
     net investment income and
     realized capital gains           $746,625,914    109,410,322     65,753,419    191,569,884    125,542,140     33,417,708
Adjustment for appreciation/
     depreciation to market value       90,346,635              -      1,351,233     52,342,315     17,137,120       (616,949)
                                     --------------  -------------  -------------  -------------  -------------  -------------

     Total Contract Owners' Equity    $836,972,549    109,410,322     67,104,652    243,912,199    142,679,260     32,800,759
                                     ==============  =============  =============  =============  =============  =============

A summary of changes in contract owners' account units follows

                                                         Money           High          Equity
                                                         Market         Income         Income         Growth        Overseas
                                                       Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                                       ----------     ----------     ----------     ----------     ----------
Units outstanding at 1/1/96                            48,392,069     19,488,863     81,601,360     43,498,210     18,307,715
Units purchased                                         1,501,866        370,044      1,348,684        939,692        443,822
Units redeemed and transferred                          2,043,008     (1,154,776)   (14,830,620)    (6,110,947)      (253,044)
                                                     -------------  -------------  -------------  -------------  --------------
Units outstanding 12/31/96                             51,936,943     18,704,131     68,119,424     38,326,955     18,498,493
Units purchased                                         1,099,198        222,731        485,233        287,154        183,589
Units redeemed and transferred                         (9,716,626)    (1,431,532)   (11,252,362)    (7,887,201)    (3,580,492)
                                                     -------------  -------------  -------------  -------------  --------------
Units outstanding 12/31/97                             43,319,515     17,495,330     57,352,295     30,726,908     15,101,590
                                                     =============  =============  =============  =============  ==============

At December 31, 1997 contract owners' equity was comprised of:

                                                                          Asset
                                      Investment         Asset            Manager
                                      Grade Bond         Manager          Growth          Contrafund        Index 500
                                      Subaccount       Subaccount       Subaccount        Subaccount        Subaccount
                                      ----------       ----------       ----------        ----------        ----------
Unit transactions, accumulated
     net investment income and
     realized capital gains           19,280,296       69,652,523       16,453,462         46,594,906        53,878,906
Adjustment for appreciation/
     depreciation to market value        793,238       12,360,535          607,443          3,752,020         2,390,084
                                     ------------     ------------    -------------       ------------      ------------

     Total Contract Owners' Equity    20,073,534       82,013,058       17,060,905         50,346,926        56,268,990
                                     ============     ============    =============       ============      ============

A summary of changes in contract owners' account units follows
                                                                          Asset
                                      Investment         Asset            Manager
                                      Grade Bond         Manager          Growth          Contrafund        Index 500
                                      Subaccount       Subaccount       Subaccount        Subaccount        Subaccount
                                      ----------       ----------       ----------        ----------        ----------
Units outstanding at 1/1/96           10,019,781       45,933,251        2,178,271        20,570,759         8,432,120
Units purchased                          199,705          485,107          479,425         2,899,569         1,094,231
Units redeemed and transferred          (537,701)      (9,205,742)       5,130,909        19,430,811        13,562,090
                                     -------------    -------------    ------------     -------------     -------------
Units outstanding 12/31/96             9,681,785       37,212,616        7,788,605        42,901,139        23,088,441
Units purchased                           57,316          376,670          673,816         1,014,090           812,591
Units redeemed and transferred         1,120,498       (4,542,570)       2,981,046       (10,542,836)        8,088,979
                                     -------------    -------------    ------------     --------------     ------------
Units outstanding 12/31/97            10,859,599       33,046,716       11,443,467        33,372,393        31,990,011
                                     =============    =============    ============     ==============     ============

At December 31, 1997 contract owners' equity was comprised of:

                                                                                       Fidelity       Fidelity
                                                                                         Daily      Capital and       Fidelity
                                           Growth        Growth &                       Income         Income           Cash
                                        Opportunities     Income        Balanced         Trust          Fund          Reserves
                                         Subaccount     Subaccount     Subaccount     Subaccount     Subaccount      Subaccount
                                         ----------     ----------     ----------     ----------     ----------      ----------
Unit transactions, accumulated
     net investment income and
     realized capital gains             5,538,376      7,747,346      1,279,395        294,709        132,849          79,673
Adjustment for appreciation/
     depreciation to market value         157,875         50,738         16,023              -          4,960               -
                                       -----------    -----------    -----------      ---------      ---------        --------

     Total Contract Owners' Equity      5,696,251      7,798,084      1,295,418        294,709        137,809          79,673
                                       ===========    ===========    ===========      =========      =========        ========

A summary of changes in contract owners' account units follows

                                                                                Fidelity       Fidelity                   Fidelity
                                                                                  Daily      Capital and      Fidelity    Government
                                    Growth        Growth &                       Income         Income          Cash      Securities
                                 Opportunities     Income        Balanced         Trust          Fund         Reserves    Fund, Ltd.
                                  Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount   Subaccount
                                  ----------     ----------     ----------     ----------     ----------     ----------   ----------
Units outstanding at 1/1/96             -              -              -          131,064         25,993         23,192            8
Units purchased                         -              -              -              -              -              -            -
Units redeemed and transferred          -              -              -          (16,402)        (4,944)           (28)          (8)
                                ------------    ------------   -----------    ------------    -----------    ----------   ----------
Units outstanding 12/31/96              -              -              -          114,662         21,049         23,164          -
Units purchased                     142,747        257,468         25,011            -              -              -            -
Units redeemed and transferred    4,478,362      6,024,420      1,101,346        (28,601)        (5,068)           (27)         -
                                ------------    ------------   ------------    -----------    -----------    ----------   ----------
Units outstanding 12/31/97        4,621,109      6,281,888      1,126,357         86,061         15,981         23,137          -
                                ============    ============   ============    ===========    ===========    ==========   ==========

THE FIDELITY VARIABLE ANNUITY ACCOUNT
Notes to Financial Statements

December 31, 1997


4. Mortality and Expense Risk Charge

Administrative charges include an annual charge of $35 per contract. Charges for administrative fees to the variable annuity contracts are an expense of the Variable Account.

PFL Life deducts a daily charge equal to an annual rate of .80% of the value of the contract owners' individual account of the eligible funds as a charge for assuming the mortality risk.

5. Taxes

   Operations of the Variable Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Variable Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Variable Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Variable Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

6. Year 2000 (Unaudited)

   PFL Life and its parent have adopted and have in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. PFL Life has begun to convert, remediate or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999. PFL Life does not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, PFL Life has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on PFL Life.

   Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived Project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of PFL Life, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                                     PART C

                               OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS
            ---------------------------------

     a) All required financial statements are included in Part B of this Registration Statement.

     b)     Exhibits:
                 (1) Resolution of the Board of Directors of PFL Life Insurance Company establishing the Fidelity Variable Annuity Account. Note 1.

                 (2)   Not applicable.

                 (3)   (i)   Distribution Agreement between Fidelity
                             Distributiors Corporation (Underwriter) and
                             PFL Life Insurance Company (Depositor). Note 2.

                       (ii)  Specimen selling group agreement.  Note 3.


                 (4)   Form for the Fidelity Variable Annuity Account Contract.
                       Note 6 .

                 (5) Application for the Fidelity Variable Annuity Account Contract. Note 1.

                 (6)   (i)  Articles of Incoproration of PFL Life Insurance
                            Company. Note 6.

                 (7)   Not applicable

                 (8)   (i)  Administrative Service Agreement.  Note 5.

                       (ii) Amendment and Assignment of Administrative Services
                            Agreement.  Note 6.

                      (iii) Second Amendment to Administrative Service
                            Agreement. Note 7.

                      (iv) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributions Corporation (Underwriter), and PFL Life Insurance Company (Depositor). Note 10.

                       (v) Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc.

                      (vi) Participation Agreement between Variable Insurance Products Funds I and II, Fidelity Distributors Corporation and PFL Life Insurance Company, and Addendums thereto. Note 11.

                     (vii) Addendum to Participation Agreement between Variable Insurance Product Funds, Fidelity Distribution Corporation and PFL Life Insurance Company. Note 11.

                 (9)   (i)  Opinion of counsel as to the legality of the
                            securities being registered. Note 1.

                       (ii) Consent of counsel to use its opinion.  Note 1.

                       (10)(i)  Consent of Independent Auditors.  Note 11.

                       (10)(ii) Opinion and Consent of Actuary. Note 11.

                       (11)     Not applicable.

                       (12)     Not applicable.

                       (13)     Not applicable.


                       (14) Powers of Attorney (P.S. Baird, W.L. Busler, P.E. Falconio, D.C. Kolsrud, R.J. Kontz) (Note
                                8). (Craig D. Vermie) Note 9. (Brenda K.
                                Clancy) Note 10.


             Note 1 Filed with Post-Effective Amendment No. 8 to Form N-4, File No. 2-65365 filed on March 2, 1987.

             Note 2 Incorporated by reference to Exhibit 3(a) to Form N-8B-2, File No. 811-2954 filed April 27, 1984, on behalf of the Fidelity Variable Annuity Account (formerly the PFL Variable Separate Account), and filed herewith.

             Note 3 Incorporated by reference to Exhibit 3(b) to Form N-8B-2, File No. 811-2954 filed April 27, 1984, on behalf of the Fidelity Variable Annuity Account (formerly the PFL Variable Separate Account), and filed herewith.

             Note 4 Filed with Post-Effective Amendment No. 9, Registration No. 2-65365, Exhibit 4 to Form N-4, filed on April 27, 1987.

             Note 5 Filed with Pre-Effective Amendment No. 4 to Form S-6, File No. 2-65365 filed on August 14, 1980.

             Note 6 Filed with Post-Effective Amendment No. 1 to Form N-4, Registration No. 33-37498, filed March 29, 1991.

             Note 7 Filed with Post-Effective Amendment No. 2 to Form N-4, Registration No. 33-37498, filed April 29, 1992.


             Note 8 Filed with Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-37478, filed April 24, 1995.

             Note 9 Filed with Post-Effective Amendment No. 6 to Form N-4, Registration No. 33-37478, filed April 19, 1996.

             Note 10 Filed with Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-37498 on April 29, 1997.

             Note 11   Filed herewith.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR
            ---------------------------------------

                                           Principal Positions
Name and                                   and Offices with
Business Address                           Depositor
----------------                           ---------


Craig D. Vermie                            Director, Vice President,
1111 North Charles Street                  Secretary and Corporate
Baltimore, MD 21201                        Counsel

William L. Busler                          Director, Chairman of the
4333 Edgewood Road N.E.                    Board and President
Cedar Rapids, IA 52499

Patrick E. Falconio                        Director, Senior Vice
4333 Edgewood Road N.E.                    President and Chief
Cedar Rapids, IA 52499                     Investment Officer

Robert J. Kontz                            Vice President and
4333 Edgewood Road N.E.                    Controller
Cedar Rapids, IA 52499

Brenda K. Clancy                          Vice President and
4333 Edgewood Road N.E.                   Treasurer and Chief Financial Officer
Cedar Rapids, IA 52499

Patrick S. Baird                          Director, Senior Vice President
4333 Edgewood Road N.E.                   and Chief Operating
Cedar Rapids, IA 52499                    Officer

Douglas C. Kolsrud                        Director, Vice President
4333 Edgewood Road N.E.                   and Corporate Actuary
Cedar Rapids, IA 52499


ITEM 26.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
            WITH THE DEPOSITOR OR REGISTRANT
            --------------------------------

                                          Jurisdication of                 Percent of Voting
Name                                        Incorporation                  Securities Owned                     Business
---------------------------------  -------------------------------  -------------------------------  -------------------------------
AEGON N.V.                         Netherlands                      53.63% of Vereniging             Holding company
                                   Corporation                      AEGON Netherlands
                                                                    Membership Association

Groninger Financieringen B.V.      Netherlands                      100% of AEGON N.V.               Holding company
                                   Corporation                      Netherlands Corporation

AEGON Netherland N.V.              Netherlands                      100% of AEGON N.V.               Holding company
                                                                    Corporation                      Netherlands Corporation

AEGON Nevak Holding B.V.           Netherlands                      100% of AEGON N.V.               Holding company
                                                                    Corporation                      Netherlands Corporation

AEGON International N.V.           Netherlands                      100% of AEGON N.V.               Holding company
                                                                    Corporation                      Netherlands Corporation

Voting Trust                       Delaware                                                          Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                 Delaware                         100% of Voting Trust             Holding company
Corporation

Short Hills Management             New Jersey                       100% of AEGON U.S.               Holding company
Company                                                                                              Holding Corporation

CORPA Reinsurance                  New York                         100% of AEGON U.S.               Holding company
Company                                                                                              Holding Corporation

AEGON Management                   Indiana                          100% of AEGON U.S.               Holding company
Company                                                                                              Holding Corporation

RCC North America Inc.             Delaware                         100% of AEGON U.S.               Holding company
                                                                                                     Holding Corporation

AEGON USA, Inc.                    Iowa                             100% AEGON U.S.                  Holding company
                                                                                                     Holding Corporation

AUSA Holding Company               Maryland                         100% AEGON USA, Inc.             Holding company

Monumental General Insurance       Maryland                         100% AUSA Holding Co.            Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.   Kansas                           100% Monumental General          Sale/admin. of travel
Insurance Group, Inc.              insurance

Monumental General                 Maryland                         100% Monumental General          Provides management srvcs.
Administrators, Inc.                                                Insurance Group, Inc.            to unaffiliated third party
                                                                                                     administrator

Executive Management and           Maryland                         100% Monumental General          Provides actuarial consulting
Consultant Services, Inc.                                           Administrators, Inc.             services

Monumental General Mass            Maryland                         100% Monumental General          Marketing arm for sale of
Marketing, Inc.                                                     Insurance Group, Inc.            mass marketed insurance
                                                                                                     coverages

Diversified Investment             Delaware                         100% AUSA Holding Co.            Registered investment advisor
Advisors, Inc.

Diversified Investors Securities   Delaware                         100% Diversified Investment      Broker-Dealer
Corp.                                                                                                Advsiors, Inc.

AEGON USA Securities, Inc.         Iowa                             100% AUSA Holding Co.            Broker-Dealer

Supplemental Ins. Division, Inc.   Tennessee                        100% AUSA Holding Co.            Insurance

Creditor Resources, Inc.           Michigan                         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources             Canada                           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment               Iowa                             100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                   Iowa                             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                                       administrative and real
                                                                                                     estate investment services

Quantra Corporation                Delaware                         100% AEGON USA Realty            Real estate and financial
Advisors, Inc.                                                                                       software production and sales

Quantra Software Corporation       Delaware                         100% Quantra Corporation         Manufacture and sell
                                                                                                     mortgage loan and security
                                                                                                     management software

Landauer Realty Advisors, Inc.     Iowa                             100% AEGON USA Realty            Real estate counseling
                                                                                                     Advisors, Inc.

Landauer Associates, Inc.          Delaware                         100% AEGON USA Realty            Real estate counseling
                                                                                                     Advisors, Inc.

Realty Information Systems, Inc.   Iowa                             100% AEGON USA Realty            Information Systems for
                                                                    Advisors, Inc.                   real estate investment
                                                                                                     management

AEGON USA Realty                   Iowa                             100% AEGON USA                   Real estate management
Management, Inc                                                     Realty Advisors, Inc.


USP Real Estate Investment Trust   Iowa                             21.89% First AUSA Life Ins. Co.  Real estate investment trust
                                                                    13.11% PFL Life Ins. Co.
                                                                    4.86% Bankers United Life
                                                                    Assurance Co.

Cedar Income Fund, Ltd.            Iowa                             16.73% PFL Life Ins. Co.         Real estate investment trust
                                                                    3.77%  Bankers United Life
                                                                           Assurance Company
                                                                    3.38%  Life Investors Co. of
                                                                           America
                                                                    1.97%  AEGON USA Realty
                                                                           Advisors, Inc.
                                                                     .18%  First AUSA Life Ins. Co.

RCC Properties Limited             Iowa                             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                                         Inc. is General Partner and 5%
                                                                    owner.

AUSA Financial Markets, Inc.       Iowa                             100% AUSA Holding Co.            Marketing

Endeavor Investment Advisors       California                       49.9% AUSA Financial             General Partnership
                                                                    Markets, Inc.

Universal Benefits Corporation     Iowa                             100% AUSA Holding Co.            Third party administrator

Investors Warranty of              Iowa                             100% AUSA Holding Co.            Provider of automobile
America, Inc.                                                                                        extended maintenance
                                                                                                     contracts

Massachusetts Fidelity Trust Co.   Iowa                             100% AUSA Holding Co.            Trust company

Money Services, Inc.               Delaware                         100% AUSA Holding Co.            Provides financial counseling
                                                                                                     for employees and agents of
                                                                                                     affiliated companies

Zahorik Company, Inc.              California                       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                          Alabama                          100% Zahorik Company, Inc.       Insurance agency

AEGON Asset Management             Delaware                         100% AUSA Holding Co.            Registered investment advisor
Services, Inc.

Intersecurities, Inc.              Delaware                         100% AUSA Holding Co.            Broker-Dealer

ISI Insurance Agency, Inc.         California                       100% Intersecurities, Inc.       Insurance agency

ISI Insurance Agency               Ohio                             100% ISI Insurance Agency, Inc.  Insurance agency
of Ohio, Inc.

ISI Insurance Agency               Texas                            100% ISI Insurance Agency, Inc.  Insurance agency
of Texas, Inc.

ISI Insurance Agency               Massachusetts                    100% ISI Insurance Agency Inc.   Insurance Agency
of Massachusetts, Inc.

Associated Mariner Financial       Michigan                         100% Intersecurities, Inc.       Holding co./management
Group, Inc.                                                                                          services

Mariner Financial Services, Inc.   Michigan                         100% Associated Mariner          Broker/Dealer
                                                                    Financial Group, Inc.

Mariner Planning Corporation       Michigan                         100% Mariner Financial           Financial planning
                                                                    Services, Inc.

Associated Mariner Agency, Inc.    Michigan                         100% Associated Mariner          Insurance agency
                                                                    Financial Group, Inc.

Associated Mariner Agency          Hawaii                           100% Associated Mariner          Insurance agency
of Hawaii, Inc.                                                     Agency, Inc.

Associated Mariner Ins. Agency     Massachusetts                    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                                              Agency, Inc.

Associated Mariner Agency          Ohio                             100% Associated Mariner          Insurance agency
Ohio, Inc.                                                          Agency, Inc.

Associated Mariner Agency          Texas                            100% Associated Mariner          Insurance agency
Texas, Inc.                                                         Agency, Inc.

Associated Mariner Agency          New Mexico                       100% Associated Mariner          Insurance agency
New Mexico, Inc.                                                    Agency, Inc.

Mariner Mortgage Corp.             Michigan                         100% Associated Mariner          Mortgage origination
                                                                    Financial Group, Inc.

Idex Investor Services, Inc.       Florida                          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.              Delaware                         50% AUSA Holding Co.             Investment advisor
                                                                    50% Janus Capital Corp.

IDEX II Series Fund                Massachusetts                    Various                          Mutual fund

IDEX Fund                          Massachusetts                    Various                          Mutual fund

IDEX Fund 3                        Massachusetts                    Various                          Mutual fund

First AUSA Life Insurance          Maryland                         100% AEGON USA, Inc.             Insurance holding company
Company

AUSA Life Insurance                New York                         100% First AUSA Life             Insurance
Company, Inc.                                                       Insurance Company

Life Investors Insurance           Iowa                             100% First AUSA Life Ins. Co.    Insurance
Company of America

Bankers United Life                Iowa                             100% Life Investors Ins.         Insurance
Assurance Company                                                   Company of America

Life Investors Agency              Iowa                             100% Life Investors Ins.         Marketing
Group, Inc.                                                         Company of America

PFL Life Insurance Company         Iowa                             100% First AUSA Life Ins. Co.    Insurance

AEGON Financial Services           Minnesota                        100% PFL Life Insurance Co.      Marketing
Group, Inc.

AEGON Assignment Corporation       Kentucky                         100% AEGON Financial             Administrator of structured
                                                                    Services Group, Inc.             settlements

Southwest Equity Life Ins. Co.     Arizona                          100% of Common Voting Stock      Insurance
                                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.   Arizona                          100% of Common Voting Stock      Insurance
                                                                    First AUSA Life Ins. Co.

Western Reserve Life Assurance     Ohio                             100% First AUSA Life Ins. Co.    Insurance
Co. of Ohio

WRL Series Fund, Inc.              Maryland                         Various                          Mutual fund

WRL Investment Services, Inc.      Florida                          100% Western Reserve Life        Provides administration for
                                                                    Assurance Co. of Ohio            affiliated mutual fund

WRL Investment                     Florida                          100% Western Reserve Life        Registered investment advisor
Management, Inc.                                                    Assurance Co. of Ohio

Monumental Life Insurance Co.      Maryland                         100% First AUSA Life Ins. Co.    Insurance

AEGON Special Markets              Maryland                         100% Monumental Life Ins. Co.    Marketing
Group, Inc.

Monumental General Casualty Co.    Maryland                         100% First AUSA Life Ins. Co.    Insurance

United Financial Services, Inc.    Maryland                         100% First AUSA Life Ins. Co.    General agency

Bankers Financial Life Ins. Co.    Arizona                          100% First AUSA Life Ins. Co.    Insurance

The Whitestone Corporation         Maryland                         100% First AUSA Life Ins. Co.    Insurance agency

Cadet Holding Corp.                Iowa                             100% First AUSA Life             Holding company
                                                                    Insurance Company

Commonwealth General               Delaware                         100% AEGON USA                   Holding company
Corporation ("CGC")

PB Series Trust                    Massachusetts                    N/A                              Mutual fund

Monumental Agency Group, Inc.      Kentucky                         100%  CGC                        Provider of srvcs. to ins. cos.

Benefit Plans, Inc.                Delaware                         100% CGC                         TPA for Peoples Security Life
                                                                                                     Insurance Company

Durco Agency, Inc.                 Virginia                         100% Benefit Plans, Inc.         General agent

Commonwealth General.              Kentucky                         100% CGC                         Administrator of structured
Assignment Corporation                                                                               settlements

Providian Financial Services,
 Inc.                              Pennsylvania                     100% CGC                         Financial services

AFSG  Securities Corporation       Pennsylvania                     100% CGC                         Broker-Dealer

PB Investment Advisors, Inc.       Delaware                         100% CGC                         Registered investment advisor

Diversified Financial Products     Delaware                         100% CGC                         Provider of investment,
 Inc.                                                                                                marketing and admin.
                                                                                                     services to ins. cos.

AEGON USA Real Estate              Delaware                         100% Diversified Financial       Real estate and mortgage
Services, Inc.                                                      Products Inc.                    holding company

Capital Real Estate                Delaware                         100% CGC                         Furniture and equiment lessor
Development Corporation

Capital General Development        Delaware                         100% CGC                         Holding company
Corporation

Commonwealth Life                  Kentucky                         100% Capital General             Insurance company
Insurance Company                                                   Development Corporation

Agency Holding I, Inc.             Delaware                         100% Commonwealth Life           Investment subsidiary
                                                                    Insurance Company

Agency Investments I, Inc.         Delaware                         100% Agency Holding I, Inc.      Investment subsidiary

Peoples Security Life              North Carolina                   100% Capital General             Insurance company
Insurance Company                                                   Development Corporation

Ammest Realty Corporation          Texas                            100% Peoples Security Life       Special purpose subsidiary
                                                                    Insurance Company

Agency Holding II, Inc.            Delaware                         100% Peoples Security Life       Investment subsidiary
                                                                    Insurance Company

Agency Investments II, Inc.        Delaware                         100% Agency Holding II, Inc.     Investment subsidiary

Agency Holding III, Inc.           Delaware                         100% Peoples Security Life       Investment subsidiary
                                                                    Insurance Company

Agency Investments III, Inc.       Delaware                         100% Agency Holding III, Inc.    Investment subsidiary

JMH Operating Company, Inc.        Mississippi                      100% Peoples Security Life       Real estate holdings
                                                                    Insurance Company

Capital Security Life Ins. Co.     North Carolina                   100% Capital General             Insurance company
                                                                    Development Corporation

Independence Automobile            Florida                          100% Capital Security            Automobile Club
Association, Inc.                                                   Life Insurance Company

Independence Automobile            Georgia                          100% Capital Security            Automobile Club
Club, Inc.                                                          Life Insurance Company

Capital 200 Block Corporation      Delaware                         100% CGC                         Real estate holdings

Capital Broadway Corporation       Kentucky                         100% CGC                         Real estate holdings

Southlife, Inc.                    Tennessee                        100% CGC                         Investment subsidiary

Ampac Insurance Agency, Inc.       Pennsylvania                     100% CGC                         Provider of management
(EIN 23-1720755)                                                                                     support services

National Home Life Corporation     Pennsylvania                     100% Ampac Insurance             Special-purpose subsidiary
                                                                    Agency, Inc.


Compass Rose Development           Pennsylvania                     100% Ampac Insurance             Special-purpose subsidiary
Corporation                                                         Agency, Inc.

Association Consultants, Inc.      Illinois                         100% Ampac Insurance             TPA license-holder
                                                                    Agency, Inc.

Valley Forge Associates, Inc.      Pennsylvania                     100% Ampac Insurance             Furniture & equipment lessor
                                                                    Agency, Inc.

Veterans Benefits Plans, Inc.      Pennsylvania                     100% Ampac Insurance             Administator of group
                                                                    Agency, Inc.                     insurance programs

Veterans Insurance Services, Inc.  Delaware                         100% Ampac Insurance             Special-purpose subsidiary
                                                                    Agency, Inc.

Financial Planning Services, Inc.  Dist. Columbia                   100% Ampac Insurance             Special-purpose subsidiary
                                                                    Agency, Inc.

Providian Auto and Home            Missouri                         100% CGC                         Insurance company
Insurance Company

Academy Insurance Group, Inc.      Delaware                         100% CGC                         Holding company


Academy Life Insurance Co.         Missouri                         100% Academy Insurance           Insurance company
                                                                    Group, Inc.

Pension Life Insurance             New Jersey                       100% Academy Insurance           Insurance company
Company of America                                                  Group, Inc.

Academy Services, Inc.             Delaware                         100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Development Corp. Inc.      Kansas                           100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Insurance Agency, Inc.      California                       100% Academy Insurance           General agent
                                                                    Group, Inc.

Ammest Massachusetts               Massachusetts                    100% Academy Insurance           Special-purpose subsidiary
Insurance Agency, Inc.                                              Group, Inc.

Ammest Realty, Inc.                Pennsylvania                     100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

Ampac,  Inc.                       Texas                            100% Academy Insurance           Managing general agent
                                                                    Group, Inc.

Ampac Insurance Agency, Inc.       Pennsylvania                     100% Academy Insurance           Special-purpose subsidiary
(EIN 23-2364438)                                                    Group, Inc.

Data/Mark Services, Inc.           Delaware                         100% Academy Insurance           Provider of mgmt. services
                                                                    Group, Inc.

Force Financial Group, Inc.        Delaware                         100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

Force Financial Services, Inc.     Massachusetts                    100% Force Fin. Group, Inc.      Special-purpose subsidiary

Military Associates, Inc.          Pennsylvania                     100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

NCOA Motor Club, Inc.              Georgia                          100% Academy Insurance           Automobile club
                                                                    Group, Inc.

NCOAA Management Company           Texas                            100% Academy Insurance           Special-purpose subsidiary
                                                                    Group, Inc.

Unicom Administrative              Pennsylvania                     100% Academy Insurance           Provider of admin. services
Services, Inc.                                                      Group, Inc.

Unicom Administrative              Germany                          100% Unicom Administrative       Provider of admin. servcies
Services, GmbH                                                      Services, Inc.

Providian Property and Casualty    Kentucky                         100% Providian Auto and          Insurance company
Insurance Company                                                   Home Insurance Company

Providian Fire Insurance Co.       Kentucky                         100% Providian Property          Insurance company
                                                                    and Casualty Insurance Co.

Capital Liberty, L.P.              Delaware                         79.2% Commonwealth Life          Holding Company
                                                                    Insurance Company
                                                                    19.8% Peoples Security Life
                                                                    Insurance Company
                                                                    1% CGC

Commonwealth General LLC           Turks &                          100% CGC                         Special-purpose subsidiary
                                   Caicos Islands

Providian Life and Health          Missouri                         3.7% CGC                         Insurance company
Insurance Company                                                   15.3% Peoples Security Life
                                                                    Insurance Company
                                                                    20% Capital Liberty, L.P.
                                                                    61% Commonwealth Life
                                                                    Insurance Company

Veterans Life Insurance Co.        Illinois                         100% Providian Life and          Insurance company
                                                                    Health Insurance Company

Peoples Benefit Services, Inc.     Pennsylvania                     100% Veterans Life Ins. Co.      Special-purpose subsidiary

First Providian Life and           New York                         100% Veterans Life Ins. Co.      Insurance Company
Health Insurance Company


2/11/98

ITEM 27.      NUMBER OF CONTRACTOWNERS
              ------------------------

              The number of Contractowners of Registrant as of December 31, 1997, was 7,936.


ITEM 28.      INDEMNIFICATION
              ---------------

              The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                              --------
              indemnification in certain situations, mandatory indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITERS
              ----------------------

     (a) Fidelity Brokerage Services, Inc. and its affiliate, Fidelity Insurance Agency, Inc. act as distributor of the contracts. Fidelity Brokerage Services, Inc. acts as distributor for other variable annuity and variable life contracts registered by separate accounts of Fidelity Investments Life Insurance Company and Empire Fidelity Investments Life Insurance Company.

              (b)



              Name and Principal             Positions and Offices
              Business Address*              With Underwriter
              ---------------------------------------------------
              Roger T. Servison              Director

              Rodney R. Rohda                Director

              Robert P. Mazzarella           Director and President

              J. Peter Benzie                Executive Vice President

              Edward L. McCartney            Executive Vice President

              Bruce MacAlpine                Vice President

              Jeffrey R. Larsen              Legal Counsel and Clerk

              Jay Freedman                   Assistant Clerk

              Kenneth Klipper                Treasurer

              Gary Greenstein                Assistant Treasurer

              Linda Holland                  Compliance Officer

              Richard Blades                 Compliance Registered Options
                                             Principal

              *82 Devonshire Street, Boston, MA 02109.


              (c) Commission and other compensation received by principal underwriter.

                   Fidelity Insurance Agency, Inc. receives insurance commissions for its services as an insurance general agent in distributing the Contracts. Fidelity Insurance Agency, Inc. is an affiliate of the principal underwriter of the Contracts, Fidelity Brokerage Services, Inc., a registered broker-dealer. Fidelity Insurance Agency, Inc. received $4,869,350 in commissions from the Registrant during the last fiscal year. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.


ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS
            --------------------------------


            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499.


ITEM 31.    MANAGEMENT SERVICES
            -------------------

            Not applicable.


ITEM 32.    UNDERTAKINGS
            ------------

            (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

            (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
(ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

            (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the Prospectus.

            (d) PFL Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by PFL Life Insurance Company.


PARTC

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 20th day of April, 1998.


                                                FIDELITY VARIABLE
                                                ANNUITY ACCOUNT



                                                PFL LIFE INSURANCE COMPANY
                                                Depositor

                                                /s/  William L. Busler
                                                ----------------------
                                                William L. Busler
                                                President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.



Signatures                              Title                    Date
--------------------------  -----------------------------  -----------------

/s/  Patrick S. Baird       Director                       April 20, 1998
--------------------------
Patrick S. Baird

/s/  Craig D. Vermie        Director                       April 20, 1998
--------------------------
Craig D. Vermie

/s/  William L. Busler      Director                       April 20, 1998
--------------------------  (Principal Executive Officer)
William L. Busler

/s/  Patrick E. Falconio    Director                       April 20, 1998
--------------------------
Patrick E. Falconio

/s/  Douglas C. Kolsrud     Director                       April 20, 1998
--------------------------
Douglas C. Kolsrud

/s/  Robert J. Kontz        Vice President and             April 20, 1998
--------------------------  Corporate Controller
Robert J. Kontz

/s/  Brenda K. Clancy       Treasurer                      April 20, 1998
--------------------------
Brenda K. Clancy

                                                                Registration No.
                                                                        33-37498



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                ---------------

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                       FIDELITY VARIABLE ANNUITY ACCOUNT

                                ---------------

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.  Description of Exhibit                                    Page No.*
-----------  ----------------------                                    ---------
(3)(i)       Distribution Agreement between Fidelity Distributors
             Corporation (Underwriter) and PFL Life Insurance Company
             (Depositor).

(3)(ii)      Specimen Selling Group Agreement.

(8)(v) Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage
             Computer Systems, Inc.

(8)(vi)      Participation Agreement between Variable Insurance
             Products Funds I and II, Fidelity Distributors
             Corporation and PFL Life Insurance Company, and
             Addendums thereto.

(8)(vii)     Addendum to Participation Agreement between Variable
             Insurance Products Funds, Fidelity Distributors
             Corporation and PFL Life Insurance Company.

(10)(i)      Consent of Independent Auditors

(10)(ii)     Opinion and Consent of Actuary

-------------------------------
* Page numbers included only in manually executed original.